UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.3%)
		Consumer Discretionary (20.7%)
82,000	EUR	Adidas, AG	$19,054,755
323,900		Adtalem Global Education, Inc.#	14,899,400
53,320		Amazon.com, Inc.#~	77,361,455
275,500		CarMax, Inc.#	19,662,435
582,400		Comcast Corp. - Class A~	24,769,472
135,500		Expedia, Inc.	17,345,355
215,000		Lowe’s Companies, Inc.	22,516,950
50,500		McDonald’s Corp.	8,642,570
551,200		MGM Resorts International	20,091,240
41,700		Mohawk Industries, Inc.#	11,720,202
64,500		Netflix, Inc.#	17,434,350
9,700		Priceline Group, Inc.#	18,546,885
404,100		Starbucks Corp.	22,956,921
79,900		Tesla, Inc.#^	28,309,369
104,800		Ulta Salon Cosmetics & Fragrance, Inc.#	23,276,080
121,900		Walt Disney Company	13,246,873

			359,834,312

		Consumer Staples (3.5%)
97,800		Constellation Brands, Inc. - Class A	21,464,166
327,600		Monster Beverage Corp.#	22,352,148
163,500		Philip Morris International, Inc.	17,532,105

			61,348,419

		Energy (0.8%)
199,900		Schlumberger, Ltd.	14,708,642

		Financials (13.2%)
57,500		Affiliated Managers Group, Inc.	11,478,725
287,000		American International Group, Inc.	18,345,040
216,000		Discover Financial Services	17,236,800
825,500		E*TRADE Financial Corp.#	43,503,850
186,500		Evercore, Inc. - Class A	18,752,575
208,000		First Republic Bank	18,626,400
400,500		Intercontinental Exchange, Inc.~	29,572,920
228,000		Marsh & McLennan Companies, Inc.	19,042,560
706,000		Radian Group, Inc.	15,581,420
1,576,000		SLM Corp.#	18,029,440
345,800		Zions Bancorporation	18,683,574

			228,853,304

		Health Care (12.6%)
187,000		AbbVie, Inc.	20,985,140
205,500		Alexion Pharmaceuticals, Inc.#	24,520,260
121,100		Allergan, PLC	21,829,486
521,700		Baxter International, Inc.	37,578,051
266,000		Bristol-Myers Squibb Company	16,651,600
68,000		Humana, Inc.	19,164,440
232,000		Johnson & Johnson~	32,060,080
160,000		Laboratory Corp. of America Holdings#	27,920,000
52,000		Regeneron Pharmaceuticals, Inc.#	19,065,800

			219,774,857

		Industrials (7.9%)
348,500		Air Lease Corp.	16,944,070
593,000		Delta Air Lines, Inc.~	33,664,610

NUMBER OF SHARES		VALUE

259,000	Emerson Electric Company	$18,707,570
120,800	Raytheon Company	25,239,952
265,000	TransUnion#~	15,730,400
151,000	United Continental Holdings, Inc.#	10,240,820
229,000	Waste Connections, Inc.	16,446,780

		136,974,202

	Information Technology (38.9%)
79,000	Alphabet, Inc. - Class A#~	93,395,380
661,600	Apple, Inc.~	110,771,688
503,500	Applied Materials, Inc.	27,002,705
66,500	Broadcom, Ltd.	16,493,995
137,800	Ellie Mae, Inc.#^	12,884,300
326,700	Facebook, Inc. - Class A#~	61,056,963
187,050	Fidelity National Information Services, Inc.	19,146,438
76,500	FleetCor Technologies, Inc.#	16,256,250
131,400	Harris Corp.	20,942,532
392,500	Lumentum Holdings, Inc.#^	18,172,750
127,000	Microchip Technology, Inc.^	12,092,940
663,900	Microsoft Corp.~	63,077,139
467,000	NCR Corp.#~	17,517,170
353,500	Oracle Corp.	18,237,065
108,100	Paycom Software, Inc.#^	9,906,284
209,400	RealPage, Inc.#	10,417,650
232,000	Salesforce.com, Inc.#	26,427,120
219,100	Total System Services, Inc.~	19,469,226
273,000	Visa, Inc. - Class A~	33,914,790
230,500	Workday, Inc. - Class A#~^	27,634,645
124,000	Xilinx, Inc.	9,054,480
852,500	Zendesk, Inc.#~	32,838,300

		676,709,810

	Materials (1.7%)
109,800	Celanese Corp. - Class A	11,875,968
237,500	DowDuPont, Inc.	17,950,250

		29,826,218

	TOTAL COMMON STOCKS (Cost $1,192,133,831)	1,728,029,764

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%)#
	Consumer Discretionary (0.0%)
1,048 104,800	Ulta Beauty, Inc. Put, 03/16/18, Strike $210.00	$723,120

	Financials (0.1%)
5,800 580,000	E Trade Financial Corp. Put, 03/02/18, Strike $52.50	849,700

	Health Care (0.1%)
355 35,500	Alexion Pharmaceuticals, Inc. Put, 07/20/18, Strike $120.00	441,975
2,660 266,000	Bristol-Myers Squibb Company Put, 03/16/18, Strike $60.00	543,970
340 34,000	Humana, Inc. Put, 03/16/18, Strike $280.00	334,900

		1,320,845

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Information Technology (0.1%)
1,654 165,400	Apple, Inc. Put, 02/02/18, Strike $165.00	$479,660
1,080 108,000	Facebook, Inc. Call, 02/02/18, Strike $185.00	669,600
1,870 187,000	Fidelity National Information Services, Inc. Put, 02/16/18, Strike $95.00	408,595

		1,557,855

	TOTAL PURCHASED OPTIONS (Cost $3,951,723)	4,451,520

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.5%)
4,742,256	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	4,743,679
4,740,827	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	4,740,827

	TOTAL SHORT TERM INVESTMENTS (Cost $9,484,506)	9,484,506

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.6%)
45,337,601	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $45,337,601)	45,337,601

TOTAL INVESTMENTS (102.7%) (Cost $1,250,907,661)		1,787,303,391

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%)		(45,337,601)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(1,369,903)

NET ASSETS (100.0%)		$1,740,595,887

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.2%) #
	Consumer Discretionary (0.0%)
1,048 104,800	Ulta Beauty, Inc. Put, 02/16/18, Strike $227.50	(932,720)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Financials (0.0%)
2,160 216,000	Discover Financial Services Call, 02/16/18, Strike $80.00	$(291,600)

	Health Care (-0.1%)
710 71,000	Alexion Pharmaceuticals, Inc. Put, 02/16/18, Strike $120.00	(315,950)
	Humana, Inc.
885 88,500	Put, 04/20/18, Strike $260.00	(491,175)
680 68,000	Call, 03/16/18, Strike $305.00	(226,100)

		(1,033,225)

	Industrials (-0.1%)
1,140 114,000	United Continental Holdings, Inc. Put, 02/16/18, Strike $76.00	(940,500)

	Information Technology (0.0%)
	Apple, Inc.
3,308 330,800	Call, 03/16/18, Strike $195.00	(219,982)
3,308 330,800	Put, 04/20/18, Strike $145.00	(491,238)
1,870 187,000	Fidelity National Information Services, Inc. Put, 04/20/18, Strike $90.00	(147,730)

		(858,950)

	TOTAL WRITTEN OPTIONS (Premium $3,057,879)	(4,056,995)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $52,090,884.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.9%)
	Consumer Discretionary (8.9%)
220	Amazon.com, Inc.#	$319,196
2,510	AMC Networks, Inc. - Class A#	129,491
1,610	Aptiv, PLC	152,757
2,450	Carnival Corp.	175,445
1,580	Carter’s, Inc.	190,074
8,150	Comcast Corp. - Class A	346,619
16,930	Ford Motor Company	185,722
3,725	General Motors Company, Inc.	157,977
1,335	Home Depot, Inc.	268,201
1,915	Las Vegas Sands Corp.	148,451
900	Lear Corp.	173,826
2,100	Lennar Corp. - Class A	131,586
5,000	Macy’s, Inc.	129,750
1,410	Marriott International, Inc. - Class A	207,749
1,290	McDonald’s Corp.	220,771
85	Priceline Group, Inc.#	162,524
6,850	PulteGroup, Inc.	218,036
1,260	Royal Caribbean Cruises, Ltd.	168,273
4,515	Service Corp. International	180,465
3,320	ServiceMaster Global Holdings, Inc.#	175,030
415	Sherwin-Williams Company	173,101
2,240	Target Corp.	168,493
2,990	Time Warner, Inc.	285,096
1,690	Walt Disney Company	183,652
1,660	Wyndham Worldwide Corp.	206,056

		4,858,341

	Consumer Staples (6.3%)
2,840	Brown-Forman Corp. - Class B	196,812
1,190	Clorox Company	168,611
4,215	ConAgra Brands, Inc.	160,170
765	Constellation Brands, Inc. - Class A	167,895
1,280	Estee Lauder Companies, Inc. - Class A	172,749
1,580	Hershey Company	174,321
2,365	Kellogg Company^	161,080
5,790	Kroger Company	175,784
3,015	Lamb Weston Holdings, Inc.	176,679
2,455	Monster Beverage Corp.#	167,505
2,920	PepsiCo, Inc.	351,276
8,140	Procter & Gamble Company	702,808
6,100	Wal-Mart Stores, Inc.	650,260

		3,425,950

	Energy (11.4%)
2,050	Andeavor	221,728
7,080	Cabot Oil & Gas Corp.	186,558
5,070	CenterPoint Energy, Inc.	142,873
3,690	Cheniere Energy, Inc.#	208,706
6,730	Chevron Corp.	843,605
2,020	Cimarex Energy Company	226,644
4,010	ConocoPhillips	235,828
6,670	Devon Energy Corp.	275,938
1,625	Diamondback Energy, Inc.#	203,937
2,780	EOG Resources, Inc.	319,700
10,150	Extraction Oil & Gas, Inc.#	143,115
16,420	Exxon Mobil Corp.	1,433,466
4,510	Halliburton Company	242,187

NUMBER OF SHARES		VALUE

13,675	Laredo Petroleum, Inc.#	$133,058
2,410	Marathon Petroleum Corp.	166,941
4,675	Newfield Exploration Company#	148,011
1,800	Occidental Petroleum Corp.	134,946
8,015	RPC, Inc.^	161,903
6,165	Schlumberger, Ltd.	453,621
3,850	Valero Energy Corp.	369,484

		6,252,249

	Financials (29.6%)
865	Affiliated Managers Group, Inc.	172,680
2,545	Allstate Corp.	251,370
2,730	American Express Company	271,362
1,680	American Financial Group, Inc.	190,411
1,380	Ameriprise Financial, Inc.	232,806
6,325	Associated Banc-Corp	156,544
42,870	Bank of America Corp.	1,371,840
3,900	Bank of New York Mellon Corp.	221,130
3,220	BB&T Corp.	177,712
8,195	Berkshire Hathaway, Inc. - Class B#	1,756,844
11,395	BGC Partners Inc- Class A	163,062
530	BlackRock, Inc.	297,754
3,385	Capital One Financial Corp.	351,905
12,495	Citigroup, Inc.	980,608
4,530	Citizens Financial Group, Inc.	207,927
1,430	CME Group, Inc.	219,476
2,085	Comerica, Inc.	198,534
565	Credit Acceptance Corp.#^	186,286
5,875	E*TRADE Financial Corp.#	309,612
1,530	Goldman Sachs Group, Inc.	409,872
1,070	Jones Lang LaSalle, Inc.	167,295
16,025	JPMorgan Chase & Company	1,853,612
7,920	KeyCorp	169,488
3,550	Lazard, Ltd. - Class A	207,923
4,100	Legg Mason, Inc.	174,742
3,000	LPL Financial Holdings, Inc.	178,980
2,150	Marsh & McLennan Companies, Inc.	179,568
6,210	Morgan Stanley	351,175
1,325	MSCI, Inc. - Class A	184,480
2,420	PNC Financial Services Group, Inc.	382,408
3,725	Principal Financial Group, Inc.	251,810
4,890	Progressive Corp.	264,549
13,700	Regions Financial Corp.	263,451
1,120	Reinsurance Group of America, Inc.	175,448
1,180	S&P Global, Inc.	213,698
1,670	State Street Corp.	183,984
2,670	SunTrust Banks, Inc.	188,769
825	SVB Financial Group#	203,404
4,030	Synovus Financial Corp.	203,072
2,215	Torchmark Corp.	201,233
4,260	Unum Group	226,589
6,780	US Bancorp	387,409
2,350	Webster Financial Corp.	133,057
18,165	Wells Fargo & Company	1,194,894
2,570	Zions Bancorporation	138,857

		16,207,630

	Health Care (12.6%)
6,630	Abbott Laboratories	412,121
3,525	AbbVie, Inc.	395,575
920	Allergan, PLC	165,839

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,125	Amgen, Inc.	$ 581,406
755	Anthem, Inc.	187,127
2,515	Baxter International, Inc.	181,155
520	Biogen, Inc.#	180,861
2,050	Centene Corp.#	219,842
1,140	Cigna Corp.	237,519
4,630	Gilead Sciences, Inc.	387,994
720	Humana, Inc.	202,918
9,235	Johnson & Johnson	1,276,185
1,200	Laboratory Corp. of America Holdings#	209,400
2,955	Merck & Company, Inc.	175,084
28,015	Pfizer, Inc.	1,037,676
1,090	Thermo Fisher Scientific, Inc.	244,280
1,260	UnitedHealth Group, Inc.	298,343
925	Waters Corp.#	199,439
750	WellCare Health Plans, Inc.#	157,785
2,200	Zoetis, Inc.	168,806

		6,919,355

	Industrials (10.4%)
640	3M Company	160,320
3,645	Allison Transmission Holdings, Inc.	161,255
2,435	Ametek, Inc.	185,791
2,410	Armstrong World Industries, Inc.#	151,107
1,061	Boeing Company	375,987
2,600	BWX Technologies, Inc.	164,944
965	Caterpillar, Inc.	157,083
995	Cummins, Inc.	187,060
785	FedEx Corp.	206,047
2,165	Fortive Corp.	164,583
8,760	General Electric Company	141,649
3,735	Graco, Inc.	174,798
1,560	Honeywell International, Inc.	249,085
725	Huntington Ingalls Industries, Inc.	172,217
1,400	IDEX Corp.	200,872
990	Illinois Tool Works, Inc.	171,933
3,245	KAR Auction Services, Inc.	176,982
870	Lennox International, Inc.	189,582
1,260	Manpowergroup, Inc.	165,551
1,450	Norfolk Southern Corp.	218,776
1,845	Oshkosh Corp.	167,378
1,765	Owens Corning	164,092
1,025	Parker-Hannifin Corp.	206,455
1,055	Rockwell Automation, Inc.	208,141
610	Roper Industries, Inc.	171,160
1,750	Union Pacific Corp.	233,625
840	United Rentals, Inc.#	152,132
3,080	United Technologies Corp.	425,071
1,085	WABCO Holdings, Inc.#	167,513

		5,671,189

	Information Technology (11.6%)
1,300	Accenture, PLC - Class A	208,910
380	Alphabet, Inc. - Class A#	449,244
1,850	Analog Devices, Inc.	169,978
2,330	Apple, Inc.	390,112
1,755	Broadridge Financial Solutions, Inc.	169,199
22,135	Cisco Systems, Inc.	919,488
3,480	CoreLogic, Inc.#	164,813
4,540	eBay, Inc.#	184,233
1,335	Fiserv, Inc.#	188,021
19,820	Intel Corp.	954,135
1,810	MasterCard, Inc. - Class A	305,890

NUMBER OF SHARES		VALUE

4,495	Microsoft Corp.	$ 427,070
3,025	NetApp, Inc.	186,037
11,205	Oracle Corp.	578,066
2,070	Synopsys, Inc.#	191,703
1,810	Texas Instruments, Inc.	198,503
3,710	Trimble, Inc.#	163,611
2,845	Visa, Inc. - Class A	353,434
1,245	VMware, Inc. - Class A#^	154,119

		6,356,566

	Materials (3.0%)
1,650	Avery Dennison Corp.	202,422
1,725	Celanese Corp. - Class A	186,576
3,180	Chemours Company	164,152
2,942	DowDuPont, Inc.	222,356
1,650	Eastman Chemical Company	163,647
7,190	Freeport-McMoRan, Inc.#	140,205
5,690	Huntsman Corp.	196,703
1,520	LyondellBasell Industries, NV - Class A	182,157
5,725	United States Steel Corp.	214,172

		1,672,390

	Real Estate (1.3%)
4,525	CBRE Group, Inc. - Class A#	206,747
1,440	CoreSite Realty Corp.	155,981
1,970	Extra Space Storage, Inc.	164,455
2,525	Prologis, Inc.	164,403

		691,586

	Telecommunication Services (1.5%)
14,880	AT&T, Inc.	557,256
4,510	Verizon Communications, Inc.	243,856

		801,112

	Utilities (1.3%)
1,275	DTE Energy Company	134,691
4,630	FirstEnergy Corp.	152,327
1,800	NextEra Energy, Inc.	285,156
5,330	NRG Energy, Inc.	138,633

		710,807

	TOTAL COMMON STOCKS (Cost $43,812,955)	53,567,175

EXCHANGE-TRADED FUNDS (0.7%)
	Other (0.7%)
925	iShares U.S. Consumer Services ETF^	180,745
4,820	SPDR S&P Retail ETF^	227,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $371,901)	408,345

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
		Other (0.1%)
70 7,000	iShares Russell 2000 Value ETF Call, 02/16/18, Strike $122.00	$43,400
	S&P 500 Index
30 3,000	Put, 01/31/18, Strike $2,550.00	75
25 2,500	Put, 02/28/18, Strike $2,650.00	13,125

	TOTAL PURCHASED OPTIONS (Cost $181,078)	56,600

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (1.3%)
341,853	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	341,956
342,098	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	342,098

	TOTAL SHORT TERM INVESTMENTS (Cost $684,054)	684,054

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
539,149	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $539,149)	539,149

	TOTAL INVESTMENTS (101.0%) (Cost $45,589,137)	55,255,323

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)		(539,149)

LIABILITIES, LESS OTHER ASSETS (0.0%)		(6,293)

NET ASSETS (100.0%)		$54,709,881

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #
	Other (0.0%)
	S&P 500 Index
30 3,000	Put, 01/31/18, Strike $2,400.00	(75)
25 2,500	Put, 02/28/18, Strike $2,500.00	(4,250)

	TOTAL WRITTEN OPTIONS (Premium $52,670)	$(4,325)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (95.0%)
	Consumer Discretionary (12.2%)
465	Amazon.com, Inc.#	$674,664
235	Charter Communications, Inc. - Class A#	88,654
5,240	Comcast Corp. - Class A	222,857
950	Dollar Tree, Inc.#	109,250
1,993	General Motors Company, Inc.	84,523
1,920	Home Depot, Inc.	385,728
863	Lowe’s Companies, Inc.	90,382
1,660	McDonald’s Corp.	284,092
410	Netflix, Inc.#	110,823
1,595	Nike, Inc. - Class B	108,811
80	Priceline Group, Inc.#	152,964
185	PVH Corp.	28,690
1,205	Royal Caribbean Cruises, Ltd.	160,928
400	Sherwin-Williams Company	166,844
2,880	Starbucks Corp.	163,613
1,080	Target Corp.	81,237
1,400	Time Warner, Inc.	133,490
855	TJX Companies, Inc.	68,674
2,160	Walt Disney Company	234,727

		3,350,951

	Consumer Staples (7.2%)
1,925	Altria Group, Inc.	135,405
6,605	Coca-Cola Company	314,332
920	Costco Wholesale Corp.	179,280
1,105	CVS Health Corp.	86,952
1,790	Kroger Company	54,344
3,980	Mondelez International, Inc. - Class A	176,712
2,092	PepsiCo, Inc.	251,668
1,950	Philip Morris International, Inc.	209,099
3,065	Procter & Gamble Company	264,632
2,060	Wal-Mart Stores, Inc.	219,596
950	Walgreens Boots Alliance, Inc.	71,497

		1,963,517

	Energy (6.3%)
3,255	Chevron Corp.	408,014
2,915	ConocoPhillips	171,431
880	EOG Resources, Inc.	101,200
5,445	Exxon Mobil Corp.	475,349
2,420	Halliburton Company	129,954
1,500	Marathon Petroleum Corp.	103,905
1,020	Phillips 66	104,448
460	Pioneer Natural Resources Company	84,139
2,090	Schlumberger, Ltd.	153,782

		1,732,222

	Financials (15.6%)
1,735	American Express Company	172,459
2,508	American International Group, Inc.	160,311
16,135	Bank of America Corp.	516,320
2,690	BB&T Corp.	148,461
2,795	Berkshire Hathaway, Inc. - Class B#	599,192
1,270	Capital One Financial Corp.	132,029
1,120	Charles Schwab Corp.	59,741
875	Chubb Corp.	136,631
2,415	Citigroup, Inc.	189,529

NUMBER OF SHARES		VALUE

550	Discover Financial Services	$43,890
1,770	E*TRADE Financial Corp.#	93,279
610	Goldman Sachs Group, Inc.	163,413
1,910	Intercontinental Exchange, Inc.	141,035
4,745	JPMorgan Chase & Company	548,854
3,740	KeyCorp	80,036
915	Marsh & McLennan Companies, Inc.	76,421
2,575	MetLife, Inc.	123,780
3,520	Morgan Stanley	199,056
1,150	Northern Trust Corp.	121,199
820	PNC Financial Services Group, Inc.	129,576
1,545	Prudential Financial, Inc.	183,577
685	Travelers Companies, Inc.	102,695
2,375	Wells Fargo & Company~	156,228

		4,277,712

	Health Care (12.7%)
2,100	Abbott Laboratories	130,536
2,745	AbbVie, Inc.	308,044
350	Aetna, Inc.	65,387
975	Agilent Technologies, Inc.	71,594
425	Alexion Pharmaceuticals, Inc.#	50,711
630	Allergan, PLC	113,564
870	Amgen, Inc.	161,864
380	Anthem, Inc.	94,183
2,310	Baxter International, Inc.	166,389
1,905	Bristol-Myers Squibb Company	119,253
1,065	Celgene Corp.#	107,735
200	Humana, Inc.	56,366
255	Illumina, Inc.#	59,323
4,165	Johnson & Johnson~	575,561
760	Laboratory Corp. of America Holdings#	132,620
1,835	Medtronic, PLC	157,608
3,215	Merck & Company, Inc.	190,489
6,700	Pfizer, Inc.	248,168
825	Stryker Corp.	135,614
875	Thermo Fisher Scientific, Inc.	196,096
1,400	UnitedHealth Group, Inc.	331,492

		3,472,597

	Industrials (9.5%)
950	Boeing Company	336,652
1,550	Caterpillar, Inc.	252,309
2,830	CSX Corp.	160,659
4,720	Delta Air Lines, Inc.	267,954
1,150	Eaton Corp., PLC	96,566
1,575	Emerson Electric Company	113,762
9,140	General Electric Company	147,794
2,649	Honeywell International, Inc.	422,966
1,285	Ingersoll-Rand, PLC	121,600
705	Lockheed Martin Corp.	250,169
1,790	PACCAR, Inc.	133,462
1,225	Southwest Airlines Company	74,480
1,600	Union Pacific Corp.	213,600

		2,591,973

	Information Technology (22.6%)
950	Accenture, PLC - Class A	152,665
320	Adobe Systems, Inc.#	63,923
150	Alphabet, Inc. - Class A#	177,333
560	Alphabet, Inc. - Class C#	655,166

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,670	Apple, Inc.	$949,328
3,255	Applied Materials, Inc.	174,566
510	Broadcom, Ltd.	126,495
3,280	Cisco Systems, Inc.	136,251
1,100	Electronic Arts, Inc.#	139,656
3,640	Facebook, Inc. - Class A#	680,280
5,800	Intel Corp.	279,212
735	International Business Machines Corp.	120,320
845	Lam Research Corp.	161,834
1,315	MasterCard, Inc. - Class A	222,235
1,025	Microchip Technology, Inc.	97,601
8,790	Microsoft Corp.	835,138
680	NVIDIA Corp.	167,144
1,900	Oracle Corp.	98,021
590	Red Hat, Inc.#	77,514
1,255	Salesforce.com, Inc.#	142,957
1,530	Texas Instruments, Inc.	167,795
3,990	Visa, Inc. - Class A	495,678
885	Xilinx, Inc.	64,623

		6,185,735

	Materials (2.3%)
1,190	Avery Dennison Corp.	145,989
3,790	DowDuPont, Inc.	286,448
1,200	LyondellBasell Industries, NV - Class A	143,808
975	Nucor Corp.	65,286

		641,531

	Real Estate (1.7%)
1,265	American Tower Corp.	186,840
615	Crown Castle International Corp.	69,354
3,300	Welltower, Inc.	197,901

		454,095

	Telecommunication Services (2.2%)
8,555	AT&T, Inc.	320,385
5,105	Verizon Communications, Inc.	276,027

		596,412

	Utilities (2.7%)
1,800	Duke Energy Corp.	141,300
5,825	Exelon Corp.	224,321

NUMBER OF SHARES		VALUE

2,315	NextEra Energy, Inc.	$366,742

		732,363

	TOTAL COMMON STOCKS (Cost $18,818,052)	25,999,108

EXCHANGE-TRADED FUNDS (1.4%)
	Other (1.4%)
590	iShares NASDAQ Biotechnology ETF	67,307
865	iShares Russell 2000 ETF	135,251
1,500	iShares Russell 2000 Value ETF	190,935

		393,493

	TOTAL EXCHANGE-TRADED FUNDS (Cost $379,053)	393,493

SHORT TERM INVESTMENTS (3.9%)
537,148	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	537,309
537,199	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	537,199

	TOTAL SHORT TERM INVESTMENTS (Cost $1,074,514)	1,074,508

TOTAL INVESTMENTS (100.3%) (Cost $20,271,619)		27,467,109

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(94,173)

NET ASSETS (100.0%)		$27,372,936

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $303,701.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.7%)
		Consumer Discretionary (13.6%)
37,300	GBP	Carnival, PLC	$2,631,689
51,780	SEK	Evolution Gaming Group, AB*	4,018,258
274,300	HKD	Galaxy Entertainment Group, Ltd.	2,419,844
591,000	HKD	Geely Automobile Holdings, Ltd.	1,880,182
14,150	EUR	Kering	7,167,626
8,700	EUR	LVMH Moet Hennessy Louis Vuitton, SE	2,725,284
17,000	INR	Maruti Suzuki India, Ltd.	2,535,586
140,300	EUR	Moncler S.p.A.	4,623,621
18,100	ZAR	Naspers, Ltd. - Class N	5,154,795
36,300		New Oriental Education & Technology Group, Inc.	3,342,867
281,400	JPY	Panasonic Corp.	4,178,001
50,000	JPY	Sony Corp.	2,398,053
19,400	EUR	Trigano, SA	3,765,960
15,700	EUR	Volkswagen, AG	3,483,243

			50,325,009

		Consumer Staples (8.1%)
25,000	EUR	Danone	2,151,661
174,600	GBP	Diageo, PLC	6,284,264
36,300	EUR	Kerry Group, PLC - Class A	3,862,834
6,100	EUR	Kerry Group, PLC - Class A	649,424
20,600	JPY	Kose Corp.	3,557,601
29,954	CNY	Kweichow Moutai Company, Ltd. - Class A	3,640,862
407,200	AUD	Treasury Wine Estates, Ltd.	5,609,028
71,960	EUR	Unilever, NV	4,153,684

			29,909,358

		Energy (3.9%)
93,700	CAD	Canadian Natural Resources, Ltd.	3,198,750
3,174,000	HKD	China Petroleum & Chemical Corp.	2,743,655
69,000		Schlumberger, Ltd.	5,077,020
56,600	EUR	TOTAL, SA	3,281,664

			14,301,089

		Financials (16.4%)
375,800	HKD	AIA Group, Ltd.	3,209,895
40,900	EUR	Amundi, SA*	3,859,283
160,000	BRL	Banco do Brasil, SA	1,993,328
40,984	EUR	BNP Paribas, SA	3,385,023
282,381	CHF	Credit Suisse Group, AG#	5,461,535
145,800	INR	HDFC Bank, Ltd.	4,587,115
255,000	INR	Indiabulls Housing Finance, Ltd.	5,549,547
525,600		Mitsubishi UFJ Financial Group, Inc.^	4,005,072
200,000	EUR	Natixis, SA	1,821,174
175,000	NOK	Norwegian Finans Holding, ASA#	1,998,121
446,500	HKD	Ping An Insurance Group Company of China, Ltd.	5,258,870
192,400	GBP	Prudential, PLC	5,208,282
229,700	GBP	Sanne Group, PLC	2,416,693
290,700		Sberbank of Russia PJSC^	5,858,513
44,000	CAD	Toronto-Dominion Bank	2,676,488
156,200	EUR	UniCredit S.p.A#	3,443,833

			60,732,772

NUMBER OF SHARES			VALUE

		Health Care (6.7%)
27,000	EUR	Bayer, AG	$3,538,007
66,500	JPY	Chugai Pharmaceutical Company, Ltd.	3,514,670
222,000	GBP	Clinigen Healthcare, Ltd.#	3,460,968
25,200	EUR	CompuGroup Medical, SE	1,596,027
8,800	CHF	Lonza Group, AG#	2,444,961
31,110	CHF	Roche Holding, AG	7,686,475
43,700	JPY	Takeda Pharmaceutical Company, Ltd.	2,559,673

			24,800,781

		Industrials (17.4%)
152,700	GBP	Ashtead Group, PLC	4,564,670
885,900	INR	Bharat Electronics, Ltd.	2,349,050
9,200	INR	Eicher Motors, Ltd.	3,882,600
94,400	JPY	en-japan, Inc.	5,056,209
36,400	JPY	FANUC Corp.	9,879,629
49,900	JPY	Harmonic Drive Systems, Inc.^	3,436,514
466,200	GBP	International Consolidated Airlines Group, SA	4,236,069
79,160	EUR	KION Group, AG	7,275,972
181,000	JPY	Komatsu, Ltd.	7,113,750
82,910	EUR	Koninklijke Philips, NV	3,379,391
120,000	INR	Larsen & Toubro, Ltd.	2,684,332
86,400	JPY	MISUMI Group, Inc.	2,615,879
56,200	EUR	Schneider Electric, SE#	5,265,787
88,000	GBP	Weir Group, PLC	2,758,956

			64,498,808

		Information Technology (23.0%)
32,200		58.com, Inc.#	2,572,136
72,802		Alibaba Group Holding, Ltd.#^	14,872,721
45,700	EUR	ASML Holding, NV	9,265,146
4,200	CAD	Constellation Software, Inc.	2,715,010
543,920	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	3,442,701
5,100	JPY	Keyence Corp.	3,116,647
113,828	GBP	Keywords Studios, PLC	2,404,885
18,400	JPY	Nintendo Company, Ltd.	8,333,630
28,542	EUR	SAP, SE	3,229,257
109,900	EUR	STMicroelectronics, NV	2,624,398
1,275,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,142,611
17,300	CHF	Temenos Group, AG#	2,390,799
199,900	HKD	Tencent Holdings, Ltd.	11,811,578
31,000	EUR	Ubisoft Entertainment, SA#	2,653,092
362,000	INR	Vakrangee, Ltd.	2,074,899
72,200		Yandex, NV - Class A#	2,796,306

			85,445,816

		Materials (6.1%)
76,100	EUR	ArcelorMittal, SA#	2,756,137
1,265,000	GBP	Glencore, PLC#	7,250,212
87,600	JPY	Kansai Paint Company, Ltd.	2,166,775
8,800	KRW	LG Chem, Ltd.	3,559,335
15,000	GBP	Randgold Resources, Ltd.	1,515,442
218,200		Vale, SA#^	2,856,238
65,103	GBP	Victrex, PLC	2,362,069

			22,466,208

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Real Estate (1.6%)
416,200	EUR	Aroundtown, SA	$3,351,014
172,000	JPY	Investors Cloud Company, Ltd.	2,678,268

			6,029,282

		Telecommunication Services (0.9%)
42,000	JPY	SoftBank Group Corp.	3,489,692

		TOTAL COMMON STOCKS (Cost $275,189,349)	361,998,815

RIGHTS (0.1%) #
		Financials (0.1%)
156,200		Unicredit S.p.A. (Cost $—)	273,441

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.0%) #
		Information Technology (0.0%)
285 28,500		Alibaba Group Holding, Ltd. Put, 02/02/18, Strike $190.00	26,363
1,620 162,000		Kraneshares Csi China Internet Put, 02/16/18, Strike $56.00	16,200

		TOTAL PURCHASED OPTIONS (Cost $508,603)	42,563

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (2.0%)
3,708,993		Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	3,710,106
3,706,501		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	3,706,501

		TOTAL SHORT TERM INVESTMENTS (Cost $7,416,607)	7,416,607

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.3%)
8,762,728	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $8,762,728)	$8,762,728

	TOTAL INVESTMENTS (102.1%) (Cost $291,877,287)	378,494,154

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)		(8,762,728)

OTHER ASSETS, LESS LIABILITIES (0.3%)		855,062

NET ASSETS (100.0%)		$370,586,488

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	02/27/18	12,442,000	10,118,503	$14,638
Northern Trust Company	Swiss Franc	02/27/18	4,678,000	5,035,483	24,923

					$39,561

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Swiss Franc	02/27/18	4,678,000	5,035,483	$(17,929)

					$(17,929)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018

	Value	% of Total Investments
European Monetary Unit	$93,581,983	24.7%
Japanese Yen	64,094,991	16.9%
US Dollar	57,602,771	15.2%
British Pound Sterling	45,094,199	11.9%
Hong Kong Dollar	27,324,024	7.2%
Indian Rupee	23,663,129	6.3%
Swiss Franc	17,983,770	4.8%
New Taiwan Dollar	11,142,611	2.9%
Canadian Dollar	8,590,248	2.3%
Chinese Yuan Renminbi	7,083,563	1.9%
Australian Dollar	5,609,028	1.5%
South African Rand	5,154,795	1.4%
Swedish Krona	4,018,258	1.1%
South Korean Won	3,559,335	0.9%
Norwegian Krone	1,998,121	0.5%
Brazilian Real	1,993,328	0.5%

Total Investments	$378,494,154	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (13.1%)
		Consumer Discretionary (3.5%)
2,010,000		Ctrip.com International, Ltd. 1.990%, 07/01/25	$2,309,148
765,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	2,402,414
2,285,000		Vipshop Holdings, Ltd. 1.500%, 03/15/19	2,467,548
30,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 10/25/18	4,048,820

			11,227,930

		Industrials (5.9%)
1,525,000		51job, Inc. 3.250%, 04/15/19	2,543,235
2,250,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	2,575,755
30,000,000	HKD	Harvest International Company 0.000%, 11/21/22	4,053,729
300,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	3,014,248
6,010,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	6,590,626

			18,777,593

		Information Technology (1.0%)
2,726,000		Weibo Corp.* 1.250%, 11/15/22	3,308,792

		Materials (1.5%)
2,150,000		Cemex, SAB de CV 3.720%, 03/15/20	2,297,211
2,179,000		Royal Gold, Inc. 2.875%, 06/15/19	2,352,372

			4,649,583

		Real Estate (1.2%)
3,532,000		AYC Finance, Ltd. 0.500%, 05/02/19	3,841,827

		TOTAL CONVERTIBLE BONDS (Cost $41,949,032)	41,805,725

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (6.6%)
		Telecommunication Services (6.6%)
92,748		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19 (Cost $12,074,296)	21,296,823

COMMON STOCKS (78.9%)
		Consumer Discretionary (10.8%)
164,300	BRL	CVC Brasil Operadora e Agencia de Viagens, SA#	2,843,019
378,100	HKD	Galaxy Entertainment Group, Ltd.	3,335,556
736,000	HKD	Geely Automobile Holdings, Ltd.	2,341,479
189,000	TWD	Gourmet Master Company, Ltd.	2,734,492

NUMBER OF SHARES			VALUE

39,200		JD.com, Inc.#	$1,929,816
408,400	BRL	Kroton Educacional, SA	2,079,228
23,200	KRW	LG Electronics, Inc.	2,225,477
19,700	INR	Maruti Suzuki India, Ltd.	2,938,297
35,840	ZAR	Naspers, Ltd. - Class N	10,207,064
42,650		New Oriental Education & Technology Group, Inc.	3,927,639

			34,562,067

		Consumer Staples (4.1%)
124,400	INR	Avenue Supermarts, Ltd.*#	2,306,373
41,019	CNY	Kweichow Moutai Company, Ltd. - Class A	4,985,795
2,070	KRW	LG Household & Health Care, Ltd.	2,281,585
413,700	PHP	Robinsons Retail Holdings, Inc.	762,885
127,700	ZAR	Shoprite Holdings, Ltd.	2,658,183

			12,994,821

		Energy (5.1%)
4,662,000	HKD	China Petroleum & Chemical Corp.	4,029,906
208,800	HUF	MOL Hungarian Oil & Gas, PLC	2,550,338
308,900		Petróleo Brasileiro, SA#	4,126,904
164,400	INR	Reliance Industries, Ltd.	2,482,380
43,000		Schlumberger, Ltd.	3,163,940

			16,353,468

		Financials (24.4%)
317,600	HKD	AIA Group, Ltd.	2,712,780
290,900	BRL	Banco do Brasil, SA#	3,624,119
1,621,500	IDR	Bank Central Asia Tbk PT	2,752,950
9,275,000	HKD	China Construction Bank Corp. - Class H	10,648,363
174,200	ZAR	Discovery, Ltd.	2,474,490
511,000	INR	Edelweiss Financial Services, Ltd.	2,237,829
519,900	ZAR	FirstRand, Ltd.	2,916,329
367,400	MXN	Grupo Financiero Banorte, SAB de CV	2,353,034
130,200	KRW	Hana Financial Group, Inc.	6,344,634
167,000	INR	HDFC Bank, Ltd.	5,254,104
227,300		ICICI Bank, Ltd.	2,495,754
341,400	INR	Indiabulls Housing Finance, Ltd.	7,429,864
96,700	INR	IndusInd Bank, Ltd.	2,657,165
353,700		Itau Unibanco Holding, SA	5,800,680
2,908,300	THB	Muangthai Leasing PCL	3,969,662
610,500	HKD	Ping An Insurance Group Company of China, Ltd.	7,190,460
342,400		Sberbank of Russia PJSC	6,900,429

			77,762,646

		Health Care (1.4%)
936,000	HKD	CSPC Pharmaceutical Group, Ltd.	2,073,489
366,500	HKD	Wuxi Biologics Cayman, Inc.*#	2,518,733

			4,592,222

		Industrials (5.5%)
1,264,780	INR	Bharat Electronics, Ltd.	3,353,688
183,600	INR	Dilip Buildcon, Ltd.*	2,614,929
10,000	INR	Eicher Motors, Ltd.	4,220,217
1,662,000	HKD	Greentown Service Group Company, Ltd.	1,374,400
286,360	TWD	Hiwin Technologies Corp.	3,702,784

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

5,360,000	HKD	Lonking Holdings, Ltd.	$2,389,469

			17,655,487

		Information Technology (20.1%)
39,730		58.com, Inc.#	3,173,632
17,980		Baidu, Inc.#	4,439,622
760,811	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	4,815,496
4,991,500	MYR	My EG Services Bhd	3,201,527
2,900	KRW	NAVER Corp.	2,470,248
3,524	KRW	Samsung Electronics Company, Ltd.	8,236,744
1,576,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	13,778,813
306,800	HKD	Tencent Holdings, Ltd.	18,128,025
423,500	INR	Vakrangee, Ltd.	2,427,403
87,900		Yandex, NV - Class A#	3,404,367

			64,075,877

		Materials (4.7%)
835,250	GBP	Glencore, PLC#	4,787,146
545,400	INR	Hindustan Zinc, Ltd.	2,653,393
10,500	KRW	LG Chem, Ltd.	4,246,934
9,100	KRW	POSCO	3,245,841

			14,933,314

		Real Estate (2.0%)
1,187,000	HKD	Country Garden Holdings Company, Ltd.	2,549,662
136,600	BRL	Iguatemi Empresa de Shopping Centers, SA	1,846,220
614,000	HKD	Longfor Properties Company, Ltd.	2,003,724

			6,399,606

		Telecommunication Services (0.8%)
133,000		América Móvil, SAB de CV - Series L	2,487,100

		TOTAL COMMON STOCKS (Cost $169,910,574)	251,816,608

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (1.2%) #
		Information Technology (0.0%)
260 26,000		Alibaba Group Holding, Ltd. Put, 02/02/18, Strike $190.00	24,050
1,530 153,000		Kraneshares Csi China Internet Put, 02/16/18, Strike $56.00	15,300

			39,350

		Materials (0.2%)
4,050 405,000		Cemex, SAB de CV Call, 04/20/18, Strike $8.00	267,300
2,500 250,000		Vale, SA Call, 03/16/18, Strike $12.00	338,750

			606,050

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (0.4%)
3,320 332,000	iShares China Large-Cap ETF Put, 02/16/18, Strike $47.00 iShares MSCI Emerging Markets	$23,240
6,500 650,000	Put, 03/16/18, Strike $49.00	399,750
6,500 650,000	Put, 04/20/18, Strike $49.00	643,500
1,000 100,000	iShares MSCI South Africa ETF Call, 04/20/18, Strike $75.00	252,500

		1,318,990

	Consumer Staples (0.1%)
245 24,500	Estee Lauder Companies Inc. Call, 01/18/19, Strike $125.00	463,050

	Financials (0.1%)
1,400 140,000	Sberbank Of Russia PJSC Call, 06/15/18, Strike $18.50	339,346

	Energy (0.3%)
775 77,500	Lukoil PJSC Call, 03/16/18, Strike $64.00	267,375
1,500 150,000	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/18/19, Strike $45.00	682,500

		949,875

	Consumer Discretionary (0.1%)
1,040 104,000	Vipshop Holdings, Ltd. Call, 03/02/18, Strike $16.00	163,800

	TOTAL PURCHASED OPTIONS (Cost $4,907,802)	3,880,461

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
164,000	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $164,000)	164,000

TOTAL INVESTMENTS (99.9%) (Cost $229,005,704)		318,963,617

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(164,000)

OTHER ASSETS, LESS LIABILITIES (0.2%)		352,688

NET ASSETS (100.0%)		$319,152,305

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%) #
	Other (-0.1%)
3,320 332,000	iShares China Large-Cap ETF Put, 02/16/18, Strike $43.00	$(6,640)
6,500 650,000	iShares MSCI Emerging Markets Put, 04/20/18, Strike $45.00	(214,500)
6,500 650,000	iShares MSCI Emerging Markets Put, 03/16/18, Strike $46.50	(175,500)

	TOTAL WRITTEN OPTIONS (Premium $783,645)	$(396,640)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018

	Value	% of Total Investments
US Dollar	$97,483,455	30.7%
Hong Kong Dollar	69,398,595	21.8%
Indian Rupee	40,575,642	12.7%
South Korean Won	29,051,463	9.1%
New Taiwan Dollar	20,216,089	6.3%
South African Rand	18,256,066	5.7%
Brazilian Real	10,392,586	3.3%
Chinese Yuan Renminbi	9,801,291	3.1%
British Pound Sterling	4,787,146	1.5%
Thai Baht	3,969,662	1.2%
Malaysian Ringgit	3,201,527	1.0%
Japanese Yen	3,014,248	1.0%
Indonesian Rupiah	2,752,950	0.9%
Hungarian Forint	2,550,338	0.8%
Mexican Peso	2,353,034	0.7%
Philippine Peso	762,885	0.2%

Total Investments Net of Written Options	$318,566,977	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.9%)
		Consumer Discretionary (12.2%)
12,400	BRL	CVC Brasil Operadora e Agencia de Viagens, SA#	$214,568
20,800	HKD	Galaxy Entertainment Group, Ltd.	183,495
75,000	HKD	Geely Automobile Holdings, Ltd.	238,602
11,000	TWD	Gourmet Master Company, Ltd.	159,150
47,000	HKD	Haier Electronics Group Company, Ltd.	160,448
3,280		JD.com, Inc.#	161,474
27,900	BRL	Kroton Educacional, SA	142,043
1,300	KRW	LG Electronics, Inc.	124,703
1,863	ZAR	Naspers, Ltd. - Class N	530,574
3,710		New Oriental Education & Technology Group, Inc.	341,654
6,000		Vipshop Holdings, Ltd.#	99,180

			2,355,891

		Consumer Staples (6.3%)
8,700	TRY	BIM Birlesik Magazalar AS	173,424
39,000	THB	CP ALL PCL	99,306
3,191	CNY	Kweichow Moutai Company, Ltd. - Class A	387,861
155	KRW	LG Household & Health Care, Ltd.	170,843
42,300	PHP	Robinsons Retail Holdings, Inc.	78,003
9,700	ZAR	Shoprite Holdings, Ltd.	201,914
41,400	MXN	Wal-Mart de Mexico SAB de CV	103,568

			1,214,919

		Energy (6.1%)
326,000	HKD	China Petroleum & Chemical Corp.	281,800
44,000	THB	Energy Absolute PCL	94,958
1,710		Lukoil PJSC	112,987
1,200		Lukoil PJSC	79,020
11,640	HUF	MOL Hungarian Oil & Gas, PLC	142,174
18,800		Petróleo Brasileiro, SA#	251,168
7,400		Reliance Industries, Ltd.*	223,451

			1,185,558

		Financials (25.8%)
17,000	HKD	AIA Group, Ltd.	145,205
216,200	PHP	Ayala Land, Inc.	186,516
16,600	BRL	Banco do Brasil, SA	206,808
109,500	IDR	Bank Central Asia Tbk PT	185,907
235,000	HKD	Bank of China, Ltd.	140,844
679,000	HKD	China Construction Bank Corp. - Class H	779,541
13,000	ZAR	Discovery, Ltd.	184,663
42,000	ZAR	FirstRand, Ltd.	235,595
19,800	MXN	Grupo Financiero Banorte, SAB de CV	126,810
9,150	KRW	Hana Financial Group, Inc.	445,879
21,837		ICICI Bank, Ltd.	239,770
23,500		Indiabulls Housing Finance, Ltd.	517,882
18,700		Itau Unibanco Holding, SA	306,680
153,000	THB	Muangthai Leasing PCL	208,836
39,600	HKD	Ping An Insurance Group Company of China, Ltd.	466,408
25,450		Sberbank of Russia PJSC	512,897
2,000		State Bank of India	99,100

			4,989,341

NUMBER OF SHARES			VALUE

		Health Care (1.5%)
60,000	HKD	CSPC Pharmaceutical Group, Ltd.	$132,916
21,500	HKD	Wuxi Biologics Cayman, Inc.#*	147,756

			280,672

		Industrials (6.4%)
2,100		51job, Inc.#	147,189
92,000	HKD	CIMC Enric Holdings, Ltd.#	100,993
96,000	HKD	Greentown Service Group Company, Ltd.	79,388
17,646	TWD	Hiwin Technologies Corp.	228,172
18,850		Larsen & Toubro, Ltd.	418,534
364,021	HKD	Lonking Holdings, Ltd.	162,279
140,000	MYR	Sunway Construction Group Bhd	91,951

			1,228,506

		Information Technology (27.2%)
2,275		58.com, Inc.#	181,727
5,860		Alibaba Group Holding, Ltd.#^	1,197,139
1,060		Baidu, Inc.#	261,735
57,299	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	362,670
362,500	MYR	My EG Services Bhd	232,506
225	KRW	NAVER Corp.	191,657
202	KRW	Samsung Electronics Company, Ltd.	472,140
111,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	970,063
17,300	HKD	Tencent Holdings, Ltd.	1,022,213
1,000		Weibo Corp.#	129,570
6,320		Yandex, NV - Class A#	244,774

			5,266,194

		Materials (6.3%)
17,008		Cemex, SAB de CV#	140,996
825	KRW	LG Chem, Ltd.	333,688
525	KRW	POSCO	187,260
900	GBP	Randgold Resources, Ltd.	90,927
2,750		Southern Copper Corp.^	133,513
12,550		Vale, SA#^	164,279
8,050		Vedanta, Ltd.	172,431

			1,223,094

		Real Estate (2.0%)
68,000	HKD	Country Garden Holdings Company, Ltd.	146,063
7,000	BRL	Iguatemi Empresa de Shopping Centers, SA	94,609
46,000	HKD	Longfor Properties Company, Ltd.	150,116

			390,788

		Telecommunication Services (1.1%)
6,800		América Móvil, SAB de CV - Series L	127,160
23,000	TRY	Turkcell Iletisim Hizmetleri AS	95,446

			222,606

		TOTAL COMMON STOCKS (Cost $12,926,435)	18,357,569

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUNDS (3.6%)
	Other (3.6%)
13,950	iShares MSCI India ETF	$519,637
3,400	iShares MSCI India Small-Cap ETF^	176,902

		696,539

	TOTAL EXCHANGE-TRADED FUNDS (Cost $559,347)	696,539

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.2%) #
	Information Technology (0.0%)
15 1,500	Alibaba Group Holding, Ltd. Put, 02/02/18, Strike $190.00	1,387
85 8,500	Kraneshares Csi China Internet Put, 02/16/18, Strike $56.00	850

		2,237

	Materials (0.1%)
230 23,000	Cemex, SAB de CV Call, 04/20/18, Strike $8.00	15,180

	Other (0.1%)
185 18,500	iShares China Large-Cap ETF Put, 02/16/18, Strike $47.00	1,295
60 6,000	iShares MSCI South Africa ETF Call, 04/20/18, Strike $75.00	15,150

		16,445

	TOTAL PURCHASED OPTIONS (Cost $93,619)	33,862

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (1.0%)
97,971	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	98,000
97,978	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	97,978

	TOTAL SHORT TERM INVESTMENTS (Cost $195,978)	195,978

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.0%)
765,650	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $765,650)	$765,650

TOTAL INVESTMENTS (103.7%) (Cost $14,541,029)		20,049,598

LOAN PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.0%)		(765,650)

OTHER ASSETS, LESS LIABILITIES (0.3%)		56,288

NET ASSETS (100.0%)		$19,340,236

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #
	Other (0.0%)
185 18,500	iShares China Large-Cap ETF Put, 02/16/18, Strike $43.00 (Premium $11,462)	(370)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Malaysian Ringgit	02/02/18	251,505	64,526	$(547)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Baht

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018

	Value	% of Total Investments
US Dollar	$7,956,339	39.7%
Hong Kong Dollar	4,338,067	21.6%
South Korean Won	1,926,170	9.6%
New Taiwan Dollar	1,357,385	6.8%
South African Rand	1,152,746	5.8%
Chinese Yuan Renminbi	750,531	3.7%
Brazilian Real	658,028	3.3%
Thai Baht	403,100	2.0%
Malaysian Ringgit	324,457	1.6%
Turkish Lira	268,870	1.3%
Philippine Peso	264,519	1.3%
Mexican Peso	230,378	1.2%
Indonesian Rupiah	185,907	0.9%
Hungarian Forint	142,174	0.7%
British Pound Sterling	90,927	0.5%

Total Investments Net of Written Options	$20,049,598	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.2%)
		Consumer Discretionary (11.5%)
2,210		Amazon.com, Inc.#	$3,206,467
10,200	SEK	Evolution Gaming Group, AB*	791,545
3,310	EUR	LVMH Moet Hennessy Louis Vuitton, SE	1,036,861
35,800		MGM Resorts International	1,304,910
30,430	EUR	Moncler S.p.A.	1,002,828
3,310		Netflix, Inc.#	894,693
10,380		New Oriental Education & Technology Group, Inc.	955,894
105,600	JPY	Panasonic Corp.	1,567,864
44,651		PulteGroup, Inc.	1,421,241
15,660		Starbucks Corp.	889,645
14,410		Walt Disney Company	1,565,935

			14,637,883

		Consumer Staples (5.7%)
19,700		Blue Buffalo Pet Products, Inc.#^	669,406
28,713	GBP	Diageo, PLC	1,033,448
15,060	EUR	Kerry Group, PLC - Class A	1,602,597
15,400		Monster Beverage Corp.#	1,050,742
150,200	AUD	Treasury Wine Estates, Ltd.	2,068,949
15,040	EUR	Unilever, NV	868,141

			7,293,283

		Energy (4.0%)
1,122,000	HKD	China Petroleum & Chemical Corp.	969,874
6,530		Pioneer Natural Resources Company	1,194,402
42,600	EUR	Royal Dutch Shell, PLC - Class A	1,495,984
18,530		Schlumberger, Ltd.	1,363,438

			5,023,698

		Financials (17.9%)
118,800	HKD	AIA Group, Ltd.	1,014,730
85,700		Bank of America Corp.	2,742,400
9,400	EUR	BNP Paribas, SA	776,382
88,584	CHF	Credit Suisse Group, AG#	1,713,304
37,140		E*TRADE Financial Corp.#	1,957,278
57,280	INR	HDFC Bank, Ltd.	1,802,126
68,920	INR	Indiabulls Housing Finance, Ltd.	1,499,901
12,350		JPMorgan Chase & Company	1,428,525
164,700	JPY	Mitsubishi UFJ Financial Group, Inc.	1,245,357
135,500	HKD	Ping An Insurance Group Company of China, Ltd.	1,595,917
51,020	GBP	Prudential, PLC	1,381,115
89,500	GBP	Sanne Group, PLC	941,637
91,700		Sberbank of Russia PJSC	1,848,041
44,750	EUR	UniCredit S.p.A#	986,630
35,170		Zions Bancorporation	1,900,235

			22,833,578

		Health Care (8.5%)
10,990		Alexion Pharmaceuticals, Inc.#	1,311,327
33,840		Baxter International, Inc.	2,437,495
8,950		Bristol-Myers Squibb Company	560,270
9,490		Celgene Corp.#	960,008
56,400	GBP	Clinigen Healthcare, Ltd.#	879,273
6,440		Johnson & Johnson	889,944

NUMBER OF SHARES			VALUE

3,310		Regeneron Pharmaceuticals, Inc.#	$1,213,611
6,440	CHF	Roche Holding, AG	1,591,157
4,070		UnitedHealth Group, Inc.	963,695

			10,806,780

		Industrials (15.0%)
44,660	GBP	Ashtead Group, PLC	1,335,024
17,720		CSX Corp.	1,005,965
32,580		Delta Air Lines, Inc.	1,849,567
2,460	INR	Eicher Motors, Ltd.	1,038,173
35,500	JPY	en-japan, Inc.	1,901,435
11,700	JPY	FANUC Corp.	3,175,595
103,000	GBP	International Consolidated Airlines Group, SA	935,897
22,309	EUR	KION Group, AG	2,050,526
62,800	JPY	Komatsu, Ltd.	2,468,196
47,145	INR	Larsen & Toubro, Ltd.	1,054,607
4,650		Raytheon Company	971,571
14,210	EUR	Schneider Electric, SE#	1,331,438

			19,117,994

		Information Technology (29.7%)
23,580		Alibaba Group Holding, Ltd.#^	4,817,158
3,335		Alphabet, Inc. - Class A#	3,942,704
26,778		Apple, Inc.	4,483,441
11,310	EUR	ASML Holding, NV	2,292,972
4,740		Broadcom, Ltd.	1,175,662
13,600		Facebook, Inc. - Class A#	2,541,704
150,183	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	950,572
1,500	JPY	Keyence Corp.	916,661
41,231	GBP	Keywords Studios, PLC	871,102
11,190		Lumentum Holdings, Inc.#^	518,097
9,040		MasterCard, Inc. - Class A	1,527,760
5,400	JPY	Nintendo Company, Ltd.	2,445,739
3,220		NVIDIA Corp.	791,476
30,070		ON Semiconductor Corp.#	743,932
351,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,067,495
6,670	CHF	Temenos Group, AG#	921,770
70,700	HKD	Tencent Holdings, Ltd.	4,177,482
21,570		Trimble, Inc.#	951,237
127,280	INR	Vakrangee, Ltd.	729,539

			37,866,503

		Materials (3.9%)
366,140	GBP	Glencore, PLC#	2,098,492
28,600		Newmont Mining Corp.	1,158,586
56,920		Vale, SA#^	745,083
27,278	GBP	Victrex, PLC	989,701

			4,991,862

		Real Estate (0.6%)
48,300	JPY	Investors Cloud Company, Ltd.	752,095

		Telecommunication Services (0.4%)
6,700	JPY	SoftBank Group Corp.	556,689

		TOTAL COMMON STOCKS (Cost $82,567,059)	123,880,365

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

RIGHTS (0.1%) #
	Financials (0.1%)
50,000	Unicredit S.p.A. (Cost $—)	$87,529

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.0%) #
	Information Technology (0.0%)
115 11,500	Alibaba Group Holding, Ltd. Put, 02/02/18, Strike $190.00	10,638

	Other (0.0%)
1,440 144,000	iShares China Large-Cap ETF Put, 02/16/18, Strike $47.00	10,080

	TOTAL PURCHASED OPTIONS (Cost $374,755)	20,718

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.6%)
1,666,331	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	1,666,831
1,666,594	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	1,666,594

	TOTAL SHORT TERM INVESTMENTS (Cost $3,333,425)	3,333,425

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.3%)
2,871,110	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,871,110)	2,871,110

TOTAL INVESTMENTS (102.2%) (Cost $89,146,349)		130,193,147

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.3%)		(2,871,110)

OTHER ASSETS, LESS LIABILITIES (0.1%)		78,524

NET ASSETS (100.0%)		$127,400,561

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #
	Other (0.0%)
1,440 144,000	iShares China Large-Cap ETF Put, 02/16/18, Strike $43.00 (Premium $89,218)	$(2,880)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	02/27/18	3,978,000	3,235,123	$4,680
Northern Trust Company	Swiss Franc	02/27/18	3,892,000	4,189,419	20,735

					$25,415

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Swiss Franc	02/27/18	3,892,000	4,189,419	$(14,916)

					$(14,916)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018

	Value	% of Total Investments
US Dollar	$66,178,798	50.8%
Japanese Yen	15,029,631	11.5%
European Monetary Unit	13,531,888	10.4%
British Pound Sterling	10,465,689	8.0%
Hong Kong Dollar	7,758,003	6.0%
Indian Rupee	6,124,346	4.7%
Swiss Franc	4,226,231	3.3%
New Taiwan Dollar	3,067,495	2.4%
Australian Dollar	2,068,949	1.6%
Chinese Yuan Renminbi	950,572	0.7%
Swedish Krona	791,545	0.6%

Total Investments Net of Written Options	$130,193,147	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (11.2%)
	Consumer Discretionary (3.1%)
7,000,000	DISH Network Corp. 3.375%, 08/15/26	$7,416,500
4,024,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	4,082,086
6,600,000	Liberty Interactive, LLC*~ 1.750%, 09/30/46	8,155,488
9,685,000	Liberty Media Corp. 2.250%, 09/30/46	10,211,380
6,963,000	1.375%, 10/15/23	8,662,494
3,100,000	Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	3,661,736
9,650,000	Priceline Group, Inc. 0.350%, 06/15/20	14,376,087
9,465,000	Tesla, Inc. 1.250%, 03/01/21	10,888,773

		67,454,544

	Energy (0.3%)
1,160,000	Oil States International, Inc.* 1.500%, 02/15/23	1,189,243
5,000,000	TOTAL, SA 0.500%, 12/02/22	5,256,925

		6,446,168

	Financials (0.3%)
4,997,000	IAC FinanceCo, Inc.* 0.875%, 10/01/22	5,667,622

	Health Care (1.1%)
1,750,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	2,049,556
6,550,000	Illumina, Inc. 0.000%, 06/15/19	7,198,614
1,156,000	Innoviva, Inc.* 2.500%, 08/15/25	1,254,907
4,135,000	Insulet Corp.* 1.375%, 11/15/24	4,392,073
1,550,000	Molina Healthcare, Inc. 1.625%, 08/15/44	2,505,188
6,400,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	6,207,808

		23,608,146

	Industrials (0.3%)
2,050,000	Air Transport Services Group, Inc.* 1.125%, 10/15/24	2,160,915
2,930,000	Meritor, Inc.* 3.250%, 10/15/37	3,238,793

		5,399,708

	Information Technology (5.4%)
7,890,000	Altaba, Inc.~ 0.000%, 12/01/18	11,904,590
4,900,000	Citrix Systems, Inc. 0.500%, 04/15/19	6,523,370
1,559,000	Coupa Software, Inc.* 0.375%, 01/15/23	1,699,739
2,060,000	Cypress Semiconductor Corp.* 2.000%, 02/01/23	2,233,575

PRINCIPAL AMOUNT		VALUE

987,000	Envestnet, Inc. 1.750%, 12/15/19	$1,057,501
1,760,000	II-VI, Inc.* 0.250%, 09/01/22	1,986,081
2,870,000	Inphi Corp. 0.750%, 09/01/21	2,676,763
7,000,000	Intel Corp. 3.250%, 08/01/39	16,176,650
3,100,000	Lumentum Holdings, Inc.* 0.250%, 03/15/24	3,315,512
6,200,000	Microchip Technology, Inc.* 1.625%, 02/15/27	7,572,246
1,613,000	Nutanix, Inc.* 0.000%, 01/15/23	1,571,941
6,184,000	ON Semiconductor Corp. 1.000%, 12/01/20	8,837,771
3,400,000	RealPage, Inc.* 1.500%, 11/15/22	4,493,423
6,665,000	Salesforce.com, Inc. 0.250%, 04/01/18	11,403,248
10,385,000	Servicenow, Inc.*^ 0.000%, 06/01/22	12,720,275
4,375,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	5,252,647
1,430,000	Weibo Corp.* 1.250%, 11/15/22	1,735,720
14,575,000	Workday, Inc.* 0.250%, 10/01/22	15,245,669

		116,406,721

	Materials (0.3%)
5,150,000	Royal Gold, Inc. 2.875%, 06/15/19	5,559,760

	Real Estate (0.4%)
5,000,000	Empire State Realty OP, LP* 2.625%, 08/15/19	5,397,975
3,440,000	IH Merger Sub, LLC* 3.500%, 01/15/22	3,874,128

		9,272,103

	TOTAL CONVERTIBLE BONDS (Cost $217,939,094)	239,814,772

SYNTHETIC CONVERTIBLE SECURITIES (6.1%) ¤
Corporate Bonds (3.6%)
	Consumer Discretionary (1.9%)
5,153,000	Dana, Inc. 5.500%, 12/15/24	5,399,365
	DISH DBS Corp.
4,000,000	5.125%, 05/01/20	4,077,220
3,960,000	5.875%, 07/15/22	3,955,901
4,235,000	GameStop Corp.*^ 6.750%, 03/15/21	4,387,714
9,900,000	Home Depot, Inc. 2.700%, 04/01/23	9,818,028
10,000,000	L Brands, Inc. 5.625%, 02/15/22	10,563,250
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,545,714

		40,747,192

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.5%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	$10,118,777

	Financials (0.2%)
4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	4,926,413

	Health Care (0.2%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,073,785

	Information Technology (0.8%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,268,902
9,865,000	Alphabet, Inc. 3.375%, 02/25/24	10,188,720
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,045,100

		17,502,722

	TOTAL CORPORATE BONDS	76,368,889

U.S. Government and Agency Securities (1.9%)
	United States Treasury Note
11,600,000	1.125%, 06/30/21	11,129,210
10,800,000	2.000%, 01/31/20	10,768,781
8,450,000	2.750%, 02/15/19	8,518,656
5,800,000	1.625%, 05/15/26	5,335,285
5,500,000	2.000%, 11/15/26	5,193,133

		40,945,065

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	40,945,065

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.6%) #
	Other (0.6%)
	iShares MSCI EAFE ETF
25,000 2,500,000	Call, 03/29/18, Strike $74.00	3,637,500
25,000 2,500,000	Call, 06/15/18, Strike $74.00	6,475,000
	Ishares MSCI Emerging Markets
9,000 900,000	Call, 06/15/18, Strike $51.00	2,272,500
8,500 850,000	Call, 03/29/18, Strike $51.00	1,347,250

	TOTAL PURCHASED OPTIONS	13,732,250

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $131,235,782)	131,046,204

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.2%)
	Energy (0.6%)
80,675	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications Time, Inc.)**§ 3.399%, 09/15/29	$5,849,180
113,330	Hess Corp.^ 8.000%, 02/01/19	6,785,067

		12,634,247

	Financials (0.2%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	5,064,032

	Health Care (1.4%)
16,600	Allergan, PLC 5.500%, 03/01/18	10,751,820
199,610	Anthem, Inc. 5.250%, 05/01/18	11,988,576
104,250	Becton Dickinson and Company 6.125%, 05/01/20	6,538,560

		29,278,956

	Industrials (0.7%)
165,960	Rexnord Corp. 5.750%, 11/15/19	10,178,327
51,350	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	6,118,352

		16,296,679

	Real Estate (1.5%)
153,776	American Tower Corp. 5.500%, 02/15/18	19,798,660
10,450	Crown Castle International Corp. 6.875%, 08/01/20	11,691,878

		31,490,538

	Utilities (1.8%)
39,953	Dominion Resources, Inc. 6.750%, 08/15/19	2,016,428
164,000	DTE Energy Company 6.500%, 10/01/19	8,672,894
394,000	NextEra Energy, Inc. 6.371%, 09/01/18	27,958,240

		38,647,562

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,357,822)	133,412,014

COMMON STOCKS (69.7%)
	Consumer Discretionary (9.6%)
39,100	Amazon.com, Inc.#	56,729,799
422,035	Comcast Corp. - Class A	17,949,149
69,680	Dollar Tree, Inc.#	8,013,200
170,395	General Motors Company, Inc.	7,226,452
154,885	Home Depot, Inc.	31,116,396
111,850	Lowe’s Companies, Inc.	11,714,051
62,615	McDonald’s Corp.	10,715,931
58,875	Netflix, Inc.#	15,913,912
1,115	Priceline Group, Inc.#	2,131,936
15,100	PVH Corp.	2,341,708
49,040	Royal Caribbean Cruises, Ltd.	6,549,292

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

185,065	Starbucks Corp.	$10,513,543
70,960	TJX Companies, Inc.	5,699,507
173,000	Walt Disney Company	18,799,910

		205,414,786

	Consumer Staples (6.7%)
96,300	Altria Group, Inc.	6,773,742
530,000	Coca-Cola Company	25,222,700
63,700	Costco Wholesale Corp.	12,413,219
69,700	Kroger Company	2,116,092
361,035	Mondelez International, Inc. - Class A	16,029,954
169,700	PepsiCo, Inc.	20,414,910
159,000	Philip Morris International, Inc.	17,049,570
247,888	Procter & Gamble Company	21,402,650
161,275	Wal-Mart Stores, Inc.	17,191,915
78,450	Walgreens Boots Alliance, Inc.	5,904,147

		144,518,899

	Energy (5.2%)
192,360	Chevron Corp.	24,112,326
101,580	ConocoPhillips	5,973,920
110,600	EOG Resources, Inc.	12,719,000
409,000	Exxon Mobil Corp.	35,705,700
184,470	Halliburton Company	9,906,039
92,435	Marathon Petroleum Corp.	6,402,972
37,275	Pioneer Natural Resources Company	6,817,970
124,000	Schlumberger, Ltd.	9,123,920

		110,761,847

	Financials (11.9%)
32,675	Affiliated Managers Group, Inc.	6,522,910
167,610	American International Group, Inc.	10,713,631
1,168,755	Bank of America Corp.	37,400,160
153,250	BB&T Corp.	8,457,868
101,675	Capital One Financial Corp.	10,570,133
69,085	Chubb Corp.	10,787,623
195,500	Citigroup, Inc.	15,342,840
44,000	Discover Financial Services	3,511,200
190,500	E*TRADE Financial Corp.#	10,039,350
51,670	Goldman Sachs Group, Inc.	13,841,876
155,565	Intercontinental Exchange, Inc.	11,486,920
362,535	JPMorgan Chase & Company	41,934,423
299,725	KeyCorp	6,414,115
122,180	Marsh & McLennan Companies, Inc.	10,204,474
191,205	MetLife, Inc.	9,191,224
163,500	Morgan Stanley	9,245,925
82,600	Northern Trust Corp.	8,705,214
56,450	PNC Financial Services Group, Inc.	8,920,229
89,829	Prudential Financial, Inc.	10,673,482
193,795	Wells Fargo & Company	12,747,835

		256,711,432

	Health Care (9.5%)
188,190	AbbVie, Inc.	21,118,682
97,530	Agilent Technologies, Inc.	7,161,628
34,325	Alexion Pharmaceuticals, Inc.#	4,095,659
56,400	Amgen, Inc.	10,493,220
236,885	Baxter International, Inc.	17,062,827
136,320	Bristol-Myers Squibb Company	8,533,632
85,840	Celgene Corp.#	8,683,574
16,050	Humana, Inc.	4,523,371

NUMBER OF SHARES		VALUE

288,240	Johnson & Johnson	$39,831,886
106,350	Medtronic, PLC	9,134,401
222,685	Merck & Company, Inc.	13,194,086
467,200	Pfizer, Inc.	17,305,088
51,865	Stryker Corp.	8,525,569
36,935	Thermo Fisher Scientific, Inc.	8,277,503
111,850	UnitedHealth Group, Inc.	26,483,843

		204,424,969

	Industrials (8.2%)
54,300	Boeing Company	19,242,291
110,000	Caterpillar, Inc.	17,905,800
199,550	CSX Corp.	11,328,453
416,000	Delta Air Lines, Inc.	23,616,320
93,800	Eaton Corp., PLC	7,876,386
128,475	Emerson Electric Company	9,279,749
637,145	General Electric Company	10,302,635
138,300	Honeywell International, Inc.	22,082,361
34,300	Lockheed Martin Corp.	12,171,355
54,500	Northrop Grumman Corp.	18,558,885
145,185	PACCAR, Inc.	10,824,994
103,100	Union Pacific Corp.	13,763,850

		176,953,079

	Information Technology (15.6%)
67,175	Accenture, PLC - Class A	10,795,022
26,280	Adobe Systems, Inc.#	5,249,693
54,535	Alphabet, Inc. - Class A#	64,472,368
436,250	Apple, Inc.~	73,041,337
35,450	Broadcom, Ltd.	8,792,664
119,000	Cisco Systems, Inc.	4,943,260
205,800	Facebook, Inc. - Class A#	38,461,962
81,891	Lam Research Corp.	15,683,764
92,375	MasterCard, Inc. - Class A	15,611,375
632,505	Microsoft Corp.~	60,094,300
44,200	NVIDIA Corp.	10,864,360
113,400	Oracle Corp.	5,850,306
164,260	Visa, Inc. - Class A	20,406,020

		334,266,431

	Materials (1.0%)
215,200	DowDuPont, Inc.	16,264,816
70,000	Nucor Corp.	4,687,200

		20,952,016

	Real Estate (0.1%)
49,000	Welltower, Inc.	2,938,530

		2,938,530

	Telecommunication Services (1.3%)
271,175	AT&T, Inc.	10,155,504
319,000	Verizon Communications, Inc.	17,248,330

		27,403,834

	Utilities (0.6%)
345,213	Exelon Corp.	13,294,153

	TOTAL COMMON STOCKS (Cost $999,749,250)	1,497,639,976

EXCHANGE-TRADED FUNDS (1.9%)
	Other (1.9%)
223,260	iShares MSCI EAFE ETF	16,485,518

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

67,250	iShares NASDAQ Biotechnology ETF^	$7,671,880
123,400	iShares Russell 2000 Value ETF^	15,707,586

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,268,187)	39,864,984

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.2%) #
	Other (0.2%)
	S&P 500 Index
810 81,000	Put, 04/30/18, Strike $2,775.00	3,875,850
315 31,500	Put, 02/02/18, Strike $2,725.00	14,175
	SPDR S&P 500 ETF Trust
8,400 840,000	Put, 02/16/18, Strike $254.00	105,000
3,200 320,000	Put, 03/29/18, Strike $265.00	496,000
3,200 320,000	Put, 04/20/18, Strike $266.00	763,200

	TOTAL PURCHASED OPTIONS (Cost $8,823,596)	5,254,225

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (5.3%)
57,256,985	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	57,274,163
57,182,955	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	57,182,955

	TOTAL SHORT TERM INVESTMENTS (Cost $114,458,369)	114,457,118

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
21,653,203	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $21,653,203)	$21,653,203

TOTAL INVESTMENTS (101.6%) (Cost $1,651,485,303)		2,183,142,496

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)		(21,653,203)

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(13,048,626)

NET ASSETS (100.0%)		$2,148,440,667

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	European Monetary Unit	04/26/18	1,507,000	1,881,457	$9,884

					$9,884

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,384,107.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2018.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (27.3%)
		Consumer Discretionary (5.9%)
2,000,000		Cie Generale des Etablissements Michelin 0.000%, 01/10/22	$2,170,750
2,350,000		Liberty Interactive, LLC* 1.750%, 09/30/46	2,903,848
722,500		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	2,268,946
1,115,000		Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	1,317,044
1,440,000		Tesla, Inc. 1.250%, 03/01/21	1,656,612
1,095,000		Vipshop Holdings, Ltd. 1.500%, 03/15/19	1,182,480
17,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 10/25/18	2,294,331

			13,794,011

		Financials (2.7%)
1,100,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,684,071
1,400,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	1,756,438
557,000		IAC FinanceCo, Inc.* 0.875%, 10/01/22	631,752
220,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	2,252,304

			6,324,565

		Health Care (2.0%)
1,200,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	1,691,892
2,680,000		Illumina, Inc. 0.000%, 06/15/19	2,945,387

			4,637,279

		Industrials (5.7%)
180,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	1,738,467
18,000,000	HKD	Harvest International Company 0.000%, 11/21/22	2,432,237
210,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	2,109,974
3,270,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	3,585,915
1,100,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	1,727,391
1,366,400	EUR	Safran, SA 0.000%, 12/31/20	1,785,746

			13,379,730

		Information Technology (5.4%)
1,100,000		II-VI, Inc.* 0.250%, 09/01/22	1,241,300
1,990,000		Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	2,128,345

PRINCIPAL AMOUNT			VALUE

1,915,000		Nice Systems, Inc. 1.250%, 01/15/24	$2,338,684
1,845,000		RealPage, Inc.* 1.500%, 11/15/22	2,438,343
1,150,000		Silicon Laboratories, Inc.* 1.375%, 03/01/22	1,380,696
1,061,000		Weibo Corp.* 1.250%, 11/15/22	1,287,831
1,665,000		Workday, Inc.* 0.250%, 10/01/22	1,741,615

			12,556,814

		Materials (2.2%)
1,835,000		Cemex, SAB de CV 3.720%, 03/15/20	1,960,642
2,980,000		Royal Gold, Inc. 2.875%, 06/15/19	3,217,104

			5,177,746

		Real Estate (0.8%)
800,000	EUR	Aroundtown Property Holdings, PLC 1.500%, 01/18/21	1,248,686
558,000		AYC Finance, Ltd. 0.500%, 05/02/19	606,948

			1,855,634

		Telecommunication Services (1.8%)
4,000,000		Telenor East Holding II AS 0.250%, 09/20/19	4,166,300

		Utilities (0.8%)
1,300,000	EUR	Sagerpar, SA 0.375%, 10/09/18	1,821,892

		TOTAL CONVERTIBLE BONDS (Cost $60,063,849)	63,713,971

SYNTHETIC CONVERTIBLE SECURITIES (3.1%) ¤

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (1.3%) #
		Consumer Discretionary (0.5%)
25 2,500		Amazon.com, Inc. Call, 04/20/18, Strike $1,240.00	598,375
8 800		Priceline Group, Inc. Call, 01/17/20, Strike $1,920.00	271,160
520 52,000		Sony Corp. Call, 04/20/18, Strike $45.00	231,400

			1,100,935

		Consumer Staples (0.1%)
175 17,500		Estee Lauder Companies Inc. Call, 01/18/19, Strike $125.00	330,750

		Energy (0.2%)
160 16,000		Pioneer Natural Resources Company Call, 06/15/18, Strike $185.00	213,600

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

550 55,000	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/18/19, Strike $45.00	$250,250

		463,850

	Financials (0.2%)
1,000 100,000	Sberbank Of Russia PJSC Call, 06/15/18, Strike $18.50	242,390
465 46,500	Zions BanCorp. Call, 04/20/18, Strike $50.00	241,800

		484,190

	Information Technology (0.1%)
90 9,000	Baidu, Inc. Call, 03/16/18, Strike $240.00	155,925
75 7,500	NVIDIA Corp. Call, 02/16/18, Strike $240.00	116,062

		271,987

	Materials (0.0%)
155 15,500	Air Products & Chemicals, Inc. Call, 06/15/18, Strike $170.00	103,850

	Other (0.2%)
750 75,000	iShares MSCI Japan ETF Call, 03/16/18, Strike $62.00	134,250
705 70,500	iShares Russell 2000 Value ETF Call, 05/18/18, Strike $131.00	211,500

		345,750

	TOTAL PURCHASED OPTIONS	3,101,312

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.8%)
	Other (1.8%)
2,205,000	United States Treasury Note 1.875%, 05/31/22	2,152,104
2,200,000	United States Treasury Note 1.875%, 10/31/22	2,138,458

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	4,290,562

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $6,741,288)	7,391,874

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.4%)
	Health Care (1.7%)
4,200	Allergan, PLC 5.500%, 03/01/18	2,720,340
21,700	Anthem, Inc. 5.250%, 05/01/18	1,303,302

		4,023,642

NUMBER OF SHARES			VALUE

		Industrials (0.5%)
20,300		Rexnord Corp. 5.750%, 11/15/19	$1,244,999

		Real Estate (0.8%)
5,605		American Tower Corp. 5.500%, 02/15/18	721,644
980		Crown Castle International Corp. 6.875%, 08/01/20	1,096,463

			1,818,107

		Telecommunication Services (3.4%)
34,060		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19	7,820,868

		Utilities (1.0%)
		NextEra Energy, Inc.
33,186		6.123%, 09/01/19	1,877,000
6,445		6.371%, 09/01/18	457,337

			2,334,337

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,258,729)	17,241,953

COMMON STOCKS (60.9%)
		Consumer Discretionary (3.7%)
32,100	EUR	Daimler, AG	2,939,933
119,400	JPY	Panasonic Corp.	1,772,755
28,400		Starbucks Corp.	1,613,404
21,200		Walt Disney Company	2,303,804

			8,629,896

		Consumer Staples (6.8%)
49,800		Coca-Cola Company	2,369,982
14,000	EUR	Danone	1,204,930
55,700	GBP	Diageo, PLC	2,004,774
22,200	EUR	Kerry Group, PLC - Class A	2,362,395
44,800	CHF	Nestlé, SA	3,869,910
19,083	EUR	Unilever, NV	1,101,511
27,200		Wal-Mart Stores, Inc.	2,899,520

			15,813,022

		Energy (5.4%)
10,400		Chevron Corp.	1,303,640
2,036,000	HKD	China Petroleum & Chemical Corp.	1,759,950
21,600		Exxon Mobil Corp.	1,885,680
81,800	EUR	Royal Dutch Shell, PLC - Class A	2,872,570
34,800		Schlumberger, Ltd.	2,560,584
40,283	EUR	TOTAL, SA	2,335,605

			12,718,029

		Financials (14.1%)
146,400	HKD	AIA Group, Ltd.	1,250,475
140,800		Bank of America Corp.	4,505,600
20,000	EUR	BNP Paribas, SA	1,651,875
133,563	CHF	Credit Suisse Group, AG#	2,583,244
47,184		E*TRADE Financial Corp.#	2,486,597
117,000	INR	HDFC Bank, Ltd.	3,681,019
85,000	INR	Indiabulls Housing Finance, Ltd.	1,849,849
32,800		JPMorgan Chase & Company	3,793,976

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

310,000	JPY	Mitsubishi UFJ Financial Group, Inc.	$2,344,024
191,500	HKD	Ping An Insurance Group Company of China, Ltd.	2,255,484
13,900		PNC Financial Services Group, Inc.	2,196,478
69,475	GBP	Prudential, PLC	1,880,693
69,400		Sberbank of Russia PJSC	1,398,627
54,100	EUR	UniCredit S.p.A#	1,192,774

			33,070,715

		Health Care (6.3%)
17,300		AbbVie, Inc.	1,941,406
10,300		Alexion Pharmaceuticals, Inc.#	1,228,996
35,600		Baxter International, Inc.	2,564,268
9,100		Celgene Corp.#	920,556
25,100		Johnson & Johnson	3,468,569
3,100		Regeneron Pharmaceuticals, Inc.#	1,136,615
9,750	CHF	Roche Holding, AG	2,408,972
5,100		UnitedHealth Group, Inc.	1,207,578

			14,876,960

		Industrials (7.4%)
40,600		Delta Air Lines, Inc.	2,304,862
14,700	JPY	FANUC Corp.	3,989,851
274,000	GBP	International Consolidated Airlines Group, SA	2,489,667
14,100	EUR	KION Group, AG	1,295,998
83,700	JPY	Komatsu, Ltd.	3,289,618
61,950	INR	Larsen & Toubro, Ltd.	1,385,786
6,000		Raytheon Company	1,253,640
12,900	EUR	Schneider Electric, SE#	1,208,695

			17,218,117

		Information Technology (15.5%)
5,280		Alphabet, Inc. - Class A#	6,242,122
25,900		Apple, Inc.	4,336,437
14,425	EUR	ASML Holding, NV	2,924,502
7,800		Broadcom, Ltd.	1,934,634
15,600		Facebook, Inc. - Class A#	2,915,484
14,300		MasterCard, Inc. - Class A	2,416,700
31,100		Microsoft Corp.	2,954,811
5,900	JPY	Nintendo Company, Ltd.	2,672,196
463,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,046,297
97,100	HKD	Tencent Holdings, Ltd.	5,737,390

			36,180,573

		Materials (1.2%)
480,000	GBP	Glencore, PLC#	2,751,069

		Telecommunication Services (0.5%)
13,300	JPY	SoftBank Group Corp.	1,105,069

		TOTAL COMMON STOCKS (Cost $102,490,184)	142,363,450

RIGHTS (0.1%) #
54,100	EUR	Unicredit S.p.A.	94,707

		TOTAL RIGHTS (Cost $—)	94,707

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #
	Other (0.5%)
965 96,500	iShares China Large-Cap ETF Put, 02/16/18, Strike $47.00	$6,755
	iShares MSCI EAFE ETF
2,250 225,000	Put, 03/16/18, Strike $72.00	148,500
1,970 197,000	Put, 04/20/18, Strike $73.00	253,145
1,700 170,000	Put, 03/16/18, Strike $70.00	66,300
	iShares MSCI Emerging Markets
1,400 140,000	Put, 03/16/18, Strike $49.00	86,100
1,220 122,000	Put, 04/20/18, Strike $49.00	120,780
1,000 100,000	Put, 03/16/18, Strike $46.00	23,000
	S&P 500 Index
59 5,900	Put, 03/16/18, Strike $2,745.00	131,865
50 5,000	Put, 04/20/18, Strike $2,775.00	220,750
45 4,500	Put, 03/16/18, Strike $2,680.00	60,075

		1,117,270

	Information Technology (0.0%)
185 18,500	Alibaba Group Holding, Ltd. Put, 02/02/18, Strike $190.00	17,113

	TOTAL PURCHASED OPTIONS (Cost $2,147,856)	1,134,383

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.6%)
712,183	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	712,396
711,823	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	711,823

	TOTAL SHORT TERM INVESTMENTS (Cost $1,424,219)	1,424,219

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
3,508,618	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $3,508,618)	$3,508,618

TOTAL INVESTMENTS (101.4%) (Cost $189,634,743)		236,873,175

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(3,508,618)

OTHER ASSETS, LESS LIABILITIES (0.1%)		329,102

NET ASSETS (100.0%)		$233,693,659

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.2%) #
	Other (-0.2%)
965 96,500	iShares China Large-Cap ETF Put, 02/16/18, Strike $43.00	(1,930)
	iShares MSCI EAFE ETF
2,250 225,000	Put, 03/16/18, Strike $68.00	(56,250)
1,970 197,000	Put, 04/20/18, Strike $69.00	(116,230)
1,700 170,000	Put, 03/16/18, Strike $66.00	(28,900)
	iShares MSCI Emerging Markets
1,400 140,000	Put, 03/16/18, Strike $46.50	(37,800)
1,220 122,000	Put, 04/20/18, Strike $46.00	(52,460)
1,000 100,000	Put, 03/16/18, Strike $43.50	(11,500)
	S&P 500 Index
59 5,900	Put, 03/16/18, Strike $2,575.00	(38,055)
50 5,000	Put, 04/20/18, Strike $2,610.00	(89,750)
45 4,500	Put, 03/16/18, Strike $2,550.00	(24,975)

	TOTAL WRITTEN OPTIONS (Premium $695,618)	$(457,850)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	02/27/18	6,642,000	5,401,631	$7,814

					$7,814

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Swiss Franc	02/27/18	2,664,000	2,867,578	$(10,210)

					$(10,210)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018

	Value	% of Total Investments
US Dollar	$137,558,309	58.3%
European Monetary Unit	32,901,611	13.9%
Japanese Yen	21,274,258	9.0%
Hong Kong Dollar	15,729,867	6.6%
British Pound Sterling	9,126,203	3.9%
Swiss Franc	8,862,126	3.7%
Indian Rupee	6,916,654	2.9%
New Taiwan Dollar	4,046,297	1.7%

Total Investments Net of Written Options	$236,415,325	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (76.6%)
	Consumer Discretionary (16.3%)
1,650,000	CalAtlantic Group, Inc.~ 1.625%, 05/15/18	$2,957,138
2,500,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	2,679,850
11,000,000	DISH Network Corp. 3.375%, 08/15/26	11,654,500
5,158,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	5,232,456
6,000,000	Liberty Interactive, LLC~* 1.750%, 09/30/46	7,414,080
8,380,000	Liberty Media Corp. 1.375%, 10/15/23	10,425,348
7,200,000	2.250%, 09/30/46	7,591,320
3,000,000	Liberty Media Corp. / Liberty Formula One* 1.000%, 01/30/23	3,530,145
3,000,000	Marriott Vacations Worldwide Corp.~* 1.500%, 09/15/22	3,543,615
8,750,000	Priceline Group, Inc.~ 0.350%, 06/15/20	13,035,312
3,000,000	RH* 0.000%, 07/15/20	3,054,225
22,550,000	Tesla, Inc. 1.250%, 03/01/21	25,942,084
1,750,000	Wayfair, Inc.* 0.375%, 09/01/22	1,945,169

		99,005,242

	Energy (1.2%)
3,371,000	Oil States International, Inc.* 1.500%, 02/15/23	3,455,983
4,000,000	Weatherford International, Ltd. 5.875%, 07/01/21	4,185,960

		7,641,943

	Financials (3.7%)
6,250,000	Ares Capital Corp.* 3.750%, 02/01/22	6,406,594
2,982,000	IAC FinanceCo, Inc.* 0.875%, 10/01/22	3,382,199
12,500,000	JPMorgan Chase Financial Company 0.025%, 05/01/23	12,531,250

		22,320,043

	Health Care (12.1%)
	BioMarin Pharmaceutical, Inc.
4,500,000	1.500%, 10/15/20	5,270,288
2,890,000	0.750%, 10/15/18	3,077,691
2,400,000	Flexion Therapeutics, Inc.* 3.375%, 05/01/24	2,702,640
5,500,000	Illumina, Inc.~ 0.000%, 06/15/19	6,044,637
3,250,000	Innoviva, Inc. 2.125%, 01/15/23	3,223,984
1,108,000	2.500%, 08/15/25*	1,202,800
1,500,000	Insmed, Inc. 1.750%, 01/15/25	1,428,338
6,000,000	Insulet Corp.* 1.375%, 11/15/24	6,373,020

PRINCIPAL AMOUNT		VALUE
2,370,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	$2,732,634
4,040,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,189,621
1,250,000	Medicines Company 2.750%, 07/15/23	1,223,631
6,633,000	Medidata Solutions, Inc. 1.000%, 08/01/18	8,027,953
4,500,000	Molina Healthcare, Inc. 1.625%, 08/15/44	7,273,125
1,600,000	Neurocrine Biosciences, Inc.* 2.250%, 05/15/24	2,163,680
2,750,000	Nevro Corp. 1.750%, 06/01/21	3,075,504
2,575,000	NuVasive, Inc. 2.250%, 03/15/21	2,759,177
6,250,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	6,062,312
3,000,000	Sarepta Therapeutics, Inc.* 1.500%, 11/15/24	3,454,905
2,750,000	Teladoc, Inc.* 3.000%, 12/15/22	3,187,168

		73,473,108

	Industrials (5.8%)
2,455,000	Air Lease Corp. 3.875%, 12/01/18	4,124,363
3,500,000	Air Transport Services Group, Inc.* 1.125%, 10/15/24	3,689,368
3,250,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 06/01/22	3,653,861
4,750,000	Dycom Industries, Inc. 0.750%, 09/15/21	6,350,536
3,000,000	Echo Global Logistics, Inc.^ 2.500%, 05/01/20	3,161,565
4,500,000	Greenbrier Companies, Inc.* 2.875%, 02/01/24	5,193,562
2,750,000	Meritor, Inc.* 3.250%, 10/15/37	3,039,823
1,711,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,726,929
4,100,000	Tutor Perini Corp. 2.875%, 06/15/21	4,477,303

		35,417,310

	Information Technology (34.1%)
2,000,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	3,749,210
5,500,000	Altaba, Inc. 0.000%, 12/01/18	8,298,510
4,920,000	Blackhawk Network Holdings, Inc.^ 1.500%, 01/15/22	5,496,181
4,943,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	6,580,616
2,942,000	Coupa Software, Inc.* 0.375%, 01/15/23	3,207,589
1,357,000	Envestnet, Inc. 1.750%, 12/15/19	1,453,931
2,333,000	Everbridge, Inc. 1.500%, 11/01/22	2,723,498
2,819,000	Finisar Corp.^ 0.500%, 12/15/36	2,576,411

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,750,000	II-VI, Inc.* 0.250%, 09/01/22	$5,360,161
6,100,000	Inphi Corp. 0.750%, 09/01/21	5,689,287
5,500,000	Intel Corp.~ 3.250%, 08/01/39	12,710,225
3,100,000	Knowles Corp. 3.250%, 11/01/21	3,471,922
5,000,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	5,347,600
13,750,000	Microchip Technology, Inc.* 1.625%, 02/15/27	16,793,287
3,775,000	Micron Technology, Inc.~ 1.625%, 02/15/33	15,141,185
3,000,000	Nice Systems, Inc. 1.250%, 01/15/24	3,663,735
3,023,000	Nutanix, Inc.* 0.000%, 01/15/23	2,946,050
	ON Semiconductor Corp.
5,800,000	1.000%, 12/01/20	8,288,983
3,000,000	1.625%, 10/15/23*^	4,105,650
3,250,000	OSI Systems, Inc.* 1.250%, 09/01/22	3,013,774
2,600,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	3,796,260
7,353,000	Proofpoint, Inc. 0.750%, 06/15/20	10,006,257
3,150,000	Quotient Technology, Inc.* 1.750%, 12/01/22	3,090,938
4,750,000	RealPage, Inc.* 1.500%, 11/15/22	6,277,576
2,525,000	Red Hat, Inc.~ 0.250%, 10/01/19	4,530,342
3,225,000	Rovi Corp. 0.500%, 03/01/20	3,067,281
9,150,000	Salesforce.com, Inc. 0.250%, 04/01/18	15,654,872
5,500,000	Servicenow, Inc.* 0.000%, 06/01/22	6,736,785
5,000,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	6,003,025
2,620,000	Synaptics, Inc.* 0.500%, 06/15/22	2,483,040
2,150,000	Teradyne, Inc. 1.250%, 12/15/23	3,285,264
3,250,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	3,174,308
3,000,000	Weibo Corp.* 1.250%, 11/15/22	3,641,370
14,250,000	Workday, Inc.* 0.250%, 10/01/22	14,905,714

		207,270,837

	Materials (1.4%)
3,450,000	Royal Gold, Inc. 2.875%, 06/15/19	3,724,499
4,000,000	RTI International Metals, Inc. 1.625%, 10/15/19	4,720,740

		8,445,239

	Real Estate (2.0%)
3,100,000	Empire State Realty OP, LP*^ 2.625%, 08/15/19	3,346,745
4,700,000	IH Merger Sub, LLC 3.000%, 07/01/19	5,785,606

PRINCIPAL AMOUNT		VALUE

3,000,000	Starwood Property Trust, Inc. 4.375%, 04/01/23	$3,020,340

		12,152,691

	TOTAL CONVERTIBLE BONDS (Cost $421,042,066)	465,726,413

SYNTHETIC CONVERTIBLE SECURITIES (1.3%) ¤
U.S. Government and Agency Securities (1.0%)
6,000,000	United States Treasury Note 1.875%, 05/31/22 (Cost $5,945,442)	5,856,065

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.3%) #
	Financials (0.2%)
3,000 300,000	Bank of America Corp. Call, 01/18/19, Strike $30.00	1,335,000

	Industrials (0.1%)
420 42,000	Stanley Black & Decker, Inc. Call, 01/18/19, Strike $170.00	625,800

	TOTAL PURCHASED OPTIONS	1,960,800

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,448,554)	7,816,865

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (15.1%)
	Energy (2.1%)
113,000	Hess Corp.^ 8.000%, 02/01/19	6,765,310
98,250	WPX Energy, Inc. 6.250%, 07/31/18	6,175,995

		12,941,305

	Financials (5.9%)
54,750	AMG Capital Trust II 5.150%, 10/15/37	3,454,900
10,300	Bank of America Corp. 7.250%, 12/31/49	12,998,600
15,570	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,697,130
13,900	Wells Fargo & Company 7.500%, 12/31/49	17,792,000

		35,942,630

	Health Care (2.3%)
139,000	Anthem, Inc.^ 5.250%, 05/01/18	8,348,340
90,500	Becton Dickinson and Company 6.125%, 05/01/20	5,676,160

		14,024,500

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (0.7%)
65,400	Rexnord Corp. 5.750%, 11/15/19	$4,010,982

	Real Estate (1.7%)
6,200	Crown Castle International Corp. 6.875%, 08/01/20	6,936,808
52,200	Welltower, Inc. 6.500%, 04/16/18	3,020,814

		9,957,622

	Utilities (2.4%)
69,000	DTE Energy Company 6.500%, 10/01/19	3,648,962
170,515	NextEra Energy, Inc. 6.123%, 09/01/19	9,644,328
18,245	6.371%, 09/01/18	1,294,665

		14,587,955

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $81,437,704)	91,464,994

COMMON STOCKS (4.7%)
	Health Care (1.8%)
60,000	Allergan, PLC	10,815,600

	Information Technology (2.9%)
73,350	Lam Research Corp.	14,047,992
27,350	Take-Two Interactive Software, Inc.#	3,464,424

		17,512,416

	TOTAL COMMON STOCKS (Cost $19,105,869)	28,328,016

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.1%) #
	Consumer Discretionary (0.1%)
56 5,600	Priceline Group, Inc. Put, 06/15/18, Strike $1,900.00	649,600

	Other (0.0%)
295 29,500	S&P 500 Index Put, 02/02/18, Strike $2,725.00	13,275

	TOTAL PURCHASED OPTIONS (Cost $1,066,283)	662,875

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (4.1%)
12,539,525	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	12,543,287

NUMBER OF SHARES		VALUE

12,527,995	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	$12,527,995

	TOTAL SHORT TERM INVESTMENTS (Cost $25,071,476)	25,071,282

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)
22,482,155	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $22,482,155)	22,482,155

TOTAL INVESTMENTS (105.6%) (Cost $577,654,107)		641,552,600

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(22,482,155)

LIABILITIES, LESS OTHER ASSETS (-1.9%)		(11,328,736)

NET ASSETS (100.0%)		$607,741,709

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%) #
	Consumer Discretionary (0.0%)
56 5,600	Priceline Group, Inc. Put, 06/15/18, Strike $1,650.00	(195,720)

	TOTAL WRITTEN OPTIONS (Premium $276,435)	$(195,720)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $16,245.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (74.5%)
		Consumer Discretionary (11.4%)
1,000,000		Cie Generale des Etablissements Michelin 0.000%, 01/10/22	$1,085,375
		Ctrip.com International, Ltd.
1,610,000		1.250%, 09/15/22	1,670,954
690,000		1.000%, 07/01/20	739,639
850,000		DISH Network Corp. 3.375%, 08/15/26	900,575
60,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	578,895
425,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	431,135
970,000		Liberty Interactive, LLC* 1.750%, 09/30/46	1,198,610
745,000		Liberty Media Corp. 1.375%, 10/15/23	926,836
510,000		Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	602,414
436,000	EUR	SEB, SA 0.000%, 11/17/21	1,117,495
470,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	495,067
900,000	EUR	Steinhoff Finance Holding Company 1.250%, 10/21/23	617,886
		Tesla, Inc.
1,475,000		1.250%, 03/01/21	1,696,877
365,000		2.375%, 03/15/22	456,462
1,000,000		Valeo, SA 0.000%, 06/16/21	1,111,985
4,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 10/25/18	539,843

			14,170,048

		Energy (3.9%)
405,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	325,994
327,000		Oil States International, Inc.* 1.500%, 02/15/23	335,244
450,000		SM Energy Company 1.500%, 07/01/21	458,998
2,200,000		TOTAL, SA 0.500%, 12/02/22	2,313,047
800,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	989,316
480,000		Whiting Petroleum Corp. 1.250%, 04/01/20	447,943

			4,870,542

		Financials (8.4%)
95,000,000	JPY	AEON Financial Service Company, Ltd. 0.000%, 09/13/19	986,679
1,200,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,837,168
1,400,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	1,756,438

PRINCIPAL AMOUNT			VALUE

1,789,500	EUR	Credit Agricole, SA 0.000%, 10/03/19	$1,979,216
700,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	870,862
2,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	275,163
250,000		IAC FinanceCo, Inc.* 0.875%, 10/01/22	283,551
400,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	531,592
50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	511,887
800,000	EUR	Solidium Oy 0.000%, 09/04/18	1,027,536
400,000		Yamaguchi Financial Group, Inc.‡ 1.175%, 03/26/20 3 mo. USD LIBOR - 0.50%	413,804

			10,473,896

		Health Care (8.5%)
400,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	563,964
900,000	EUR	Bayer, AG 0.050%, 06/15/20	1,417,443
425,000		BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	497,749
330,000		0.750%, 10/15/18	351,432
500,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	665,468
620,000		Illumina, Inc. 0.000%, 06/15/19	681,395
610,000		Innoviva, Inc.* 2.500%, 08/15/25	662,192
540,000		Insulet Corp.* 1.375%, 11/15/24	573,572
800,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,131,866
360,000		Medidata Solutions, Inc. 1.000%, 08/01/18	435,710
700,000		Molina Healthcare, Inc. 1.625%, 08/15/44	1,131,375
805,000		NuVasive, Inc. 2.250%, 03/15/21	862,578
625,000		Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	606,231
800,000		QIAGEN, NV 0.875%, 03/19/21	1,027,012

			10,607,987

		Industrials (11.3%)
110,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	1,062,396
1,380,000	EUR	Elis, SA 0.000%, 10/06/23	595,634
405,000		Greenbrier Companies, Inc.* 2.875%, 02/01/24	467,421
13,000,000	HKD	Harvest International Company 0.000%, 11/21/22	1,756,616
70,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/06/20	643,106

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,000,000		Johnson Electric Holdings, Ltd. 1.000%, 04/02/21	$1,130,725
70,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	744,987
100,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	1,004,749
665,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	729,246
100,000,000	JPY	LIXIL Group Corp. 0.000%, 03/04/22	970,811
1,879,500	EUR	Safran, SA 0.000%, 12/31/20	2,456,316
600,000		STMicroelectronics, NV 0.000%, 07/03/22	779,013
400,000	EUR	Symrise, AG 0.238%, 06/20/24	550,836
1,000,000		Vinci, SA 0.375%, 02/16/22	1,140,675

			14,032,531

		Information Technology (19.3%)
1,465,000		Altaba, Inc. 0.000%, 12/01/18	2,210,421
1,574,000		Citrix Systems, Inc.^~ 0.500%, 04/15/19	2,095,466
287,000		Coupa Software, Inc.* 0.375%, 01/15/23	312,909
348,000		Euronet Worldwide, Inc. 1.500%, 10/01/44	461,410
		FireEye, Inc.
330,000		1.625%, 06/01/35	304,242
183,000		1.000%, 06/01/35^	172,412
1,200,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 11/06/22	1,225,536
475,000		II-VI, Inc.* 0.250%, 09/01/22	536,016
400,000		Inphi Corp. 0.750%, 09/01/21	373,068
595,000		Lumentum Holdings, Inc.* 0.250%, 03/15/24	636,364
1,480,000		Microchip Technology, Inc.* 1.625%, 02/15/27	1,807,568
		Micron Technology, Inc.
305,000		2.125%, 02/15/33~	1,218,936
45,000		1.625%, 02/15/33	180,491
405,000		Nice Systems, Inc. 1.250%, 01/15/24	494,604
300,000		Nutanix, Inc.* 0.000%, 01/15/23	292,364
600,000		NXP Semiconductors, NV 1.000%, 12/01/19	755,205
395,000		ON Semiconductor Corp. 1.000%, 12/01/20	564,508
480,000		RealPage, Inc.* 1.500%, 11/15/22	634,366
390,000		Red Hat, Inc. 0.250%, 10/01/19	699,736
800,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	1,042,341
1,660,000		Salesforce.com, Inc. 0.250%, 04/01/18	2,840,119
450,000		Silicon Laboratories, Inc.* 1.375%, 03/01/22	540,272
465,000		Square, Inc.* 0.375%, 03/01/22	979,392

PRINCIPAL AMOUNT			VALUE

221,000		Synaptics, Inc.* 0.500%, 06/15/22	$209,447
400,000		Teradyne, Inc. 1.250%, 12/15/23	611,212
405,000		Veeco Instruments, Inc. 2.700%, 01/15/23	363,457
523,000		Weibo Corp.* 1.250%, 11/15/22	634,812
1,730,000		Workday, Inc.* 0.250%, 10/01/22	1,809,606

			24,006,280

		Materials (2.1%)
2,000,000		BASF, SE 0.925%, 03/09/23	2,054,309
300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	554,366

			2,608,675

		Real Estate (4.8%)
800,000	EUR	Aroundtown Property Holdings, PLC 1.500%, 01/18/21	1,248,686
1,360,000		AYC Finance, Ltd. 0.500%, 05/02/19	1,479,299
900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	1,120,501
1,300,000		IH Merger Sub, LLC 3.000%, 07/01/19	1,600,274
538,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	542,116

			5,990,876

		Telecommunication Services (3.9%)
2,300,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	2,832,106
2,000,000		Telenor East Holding II AS 0.250%, 09/20/19	2,083,150

			4,915,256

		Utilities (0.9%)
800,000	EUR	Sagerpar, SA 0.375%, 10/09/18	1,121,164

		TOTAL CONVERTIBLE BONDS (Cost $85,163,864)	92,797,255

SYNTHETIC CONVERTIBLE SECURITIES (10.3%) ¤
Corporate Bonds (2.1%)
		Consumer Discretionary (0.9%)
625,000		CalAtlantic Group, Inc. 6.625%, 05/01/20	670,584
479,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	484,945

			1,155,529

		Health Care (0.5%)
630,000		HCA Holdings, Inc. 6.250%, 02/15/21	672,103

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Industrials (0.4%)
450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	$474,914

		Telecommunication Services (0.3%)
283,000		Sprint Corp. 7.250%, 09/15/21	301,868

		TOTAL CORPORATE BONDS	2,604,414

U.S. Government and Agency Securities (7.7%)
		United States Treasury Note
3,986,000		1.875%, 05/31/22	3,890,379
3,719,000		1.000%, 06/30/19	3,665,476
2,055,000		1.750%, 10/31/20	2,026,489

			9,582,344

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	9,582,344

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.5%) #
		Consumer Discretionary (0.5%)
50 5,000	EUR	Kering Call, 03/16/18, Strike 400.00	125,831
75 7,500	EUR	LVMH Moet Hennessy Louis Vuitton, SE Call, 03/16/18, Strike 240.00	133,296
8 800		Priceline Group, Inc. Call, 01/17/20, Strike $1,920.00	271,160

			530,287

		Information Technology (0.0%)
70 7,000		Lam Research Corp. Call, 03/16/18, Strike $210.00	22,750

		TOTAL PURCHASED OPTIONS	553,037

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $12,879,277)	12,739,795

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (8.2%)
		Energy (2.0%)
16,920		Hess Corp. 8.000%, 02/01/19	1,013,003
23,155		WPX Energy, Inc. 6.250%, 07/31/18	1,455,523

			2,468,526

		Financials (4.3%)
2,075		Bank of America Corp. 7.250%, 12/31/49	2,618,650

NUMBER OF SHARES			VALUE

2,105		Wells Fargo & Company 7.500%, 12/31/49	$2,694,400

			5,313,050

		Health Care (0.2%)
490		Allergan, PLC 5.500%, 03/01/18	317,373

		Real Estate (0.8%)
4,440		American Tower Corp. 5.500%, 02/15/18	571,650
440		Crown Castle International Corp. 6.875%, 08/01/20	492,289

			1,063,939

		Utilities (0.9%)
10,735		DTE Energy Company 6.500%, 10/01/19	567,704
7,505		NextEra Energy, Inc. 6.371%, 09/01/18	532,555

			1,100,259

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,534,824)	10,263,147

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.3%) #
		Other (0.0%)
57 5,700		S&P 500 Index Put, 02/02/18, Strike $2,725.00	2,565

			2,565

		Industrials (0.1%)
255 25,500	EUR	Airbus, SE Call, 03/16/18, Strike 92.00	127,271
170 17,000	EUR	Siemens, AG Call, 03/16/18, Strike 125.00	18,679

			145,950

		Consumer Discretionary (0.2%)
420 42,000		Sony Corp. Call, 04/20/18, Strike $45.00	186,900

		TOTAL PURCHASED OPTIONS (Cost $418,357)	335,415

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (4.0%)
2,467,786		Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	2,468,527
2,462,968		Morgan Stanley Institutional Liquidity Funds—Government Portfolio, 1.21%***	2,462,968

		TOTAL SHORT TERM INVESTMENTS (Cost $4,931,564)	4,931,495

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.2%)
2,787,430	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,787,430)	$2,787,430

TOTAL INVESTMENTS (99.5%) (Cost $115,715,316)		123,854,537

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.2%)		(2,787,430)

OTHER ASSETS, LESS LIABILITIES (2.7%)		3,449,463

NET ASSETS (100.0%)		$124,516,570

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A
transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at
January 31, 2018.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $226,425.
¤	The synthetic convertible securities strategy combines
separate securities that together possess the economic
characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31,
2018.
†	Represents investment of cash collateral received from
securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2018

	Value	% of Total Investments
US Dollar	$89,335,444	72.1%
European Monetary Unit	25,443,961	20.5%
Japanese Yen	6,503,510	5.3%
Hong Kong Dollar	2,571,622	2.1%

Total Investments	$123,854,537	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (56.3%)
	Consumer Discretionary (8.7%)
500,000	American Honda Finance Corp. 1.650%, 07/12/21	$483,123
500,000	Carnival Corp. 3.950%, 10/15/20	517,020
360,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.908%, 07/23/25	377,287
500,000	Comcast Corp. 2.750%, 03/01/23	495,603
250,000	D.R. Horton, Inc. 4.750%, 02/15/23	265,121
150,000	DISH DBS Corp. 5.875%, 11/15/24	142,573
500,000	Expedia, Inc. 5.950%, 08/15/20	536,067
250,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	271,031
250,000	General Motors Company, Inc. 3.700%, 05/09/23	251,521
250,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	283,168
500,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	494,015
500,000	Hasbro, Inc. 3.150%, 05/15/21	502,447
250,000	Leggett & Platt, Inc. 3.500%, 11/15/27	244,616
500,000	Ralph Lauren Corp. 2.125%, 09/26/18	500,022
250,000	Time Warner, Inc. 3.600%, 07/15/25	247,159
250,000	TJX Companies, Inc. 2.750%, 06/15/21	251,218
273,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	282,708

		6,144,699

	Consumer Staples (2.7%)
250,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	252,948
400,000	General Mills, Inc. 2.600%, 10/12/22	392,930
	JBS USA LUX SA / JBS USA Finance, Inc.*
150,000	7.250%, 06/01/21	153,276
100,000	8.250%, 02/01/20	100,602
500,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	483,457
500,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	510,577

		1,893,790

PRINCIPAL AMOUNT		VALUE

	Energy (2.3%)
200,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	$204,256
500,000	Chevron Corp. 1.961%, 03/03/20	495,735
300,000	Energy Transfer Partners, LP‡^ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	269,062
250,000	Exxon Mobil Corp. 2.709%, 03/06/25	244,529
190,000	Rochester Gas & Electric* 3.100%, 06/01/27	185,730
250,000	Shell International Finance, BV 3.250%, 05/11/25	251,686

		1,650,998

	Financials (15.7%)
250,000	Allstate Corp.‡ 3.351%, 05/15/37 3 mo. USD LIBOR + 1.94%	247,050
500,000	American Express Company 3.000%, 10/30/24	491,175
500,000	AON Corp. 5.000%, 09/30/20	528,425
500,000	Axis Specialty Finan, PLC 4.000%, 12/06/27	495,372
450,000	Bank of America Corp.‡ 3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	449,174
500,000	Bank of Montreal 1.900%, 08/27/21	484,933
500,000	Bank of Nova Scotia 2.450%, 09/19/22	488,017
500,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	497,617
350,000	Capital One Financial Corp. 3.200%, 01/30/23	348,110
300,000	CBOE Holdings, Inc. 1.950%, 06/28/19	297,195
350,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	346,392
400,000	Chubb Corp.‡ 3.972%, 04/15/37 3 mo. USD LIBOR + 2.25%	398,716
500,000	Citigroup, Inc.‡ 3.520%, 10/27/28 3 mo. USD LIBOR + 1.15%	494,682
160,000	Dell International, LLC / EMC Corp.* 6.020%, 06/15/26	175,196
350,000	Discover Bank 3.450%, 07/27/26	337,897
250,000	Franklin Resources, Inc. 2.850%, 03/30/25	244,563
400,000	Goldman Sachs Group, Inc.‡ 3.814%, 04/23/29 3 mo. USD LIBOR + 1.16%	401,462
100,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	98,250

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	$497,595
250,000	Markel Corp. 3.500%, 11/01/27	243,638
400,000	MetLife, Inc. 6.400%, 12/15/36	457,332
500,000	Morgan Stanley 2.500%, 04/21/21	493,722
300,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	291,882
500,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	483,610
500,000	State Street Corp. 1.950%, 05/19/21	488,310
250,000	SunTrust Banks, Inc. 3.300%, 05/15/26	243,079
500,000	Toronto-Dominion Bank 2.125%, 04/07/21	491,060
250,000	US Bancorp 3.600%, 09/11/24	255,544
250,000	Wells Fargo & Company 4.400%, 06/14/46	262,098

		11,032,096

	Health Care (4.1%)
500,000	AbbVie, Inc. 2.850%, 05/14/23	492,503
150,000	DaVita, Inc. 5.125%, 07/15/24	151,271
500,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	502,290
250,000	Gilead Sciences, Inc. 3.650%, 03/01/26	255,761
400,000	HCA, Inc. 4.500%, 02/15/27	399,404
200,000	Humana, Inc. 3.850%, 10/01/24	204,474
250,000	Johnson & Johnson 3.400%, 01/15/38	248,791
200,000	Teva Pharmaceutical Finance IV, BV 3.650%, 11/10/21	193,813
200,000	Teva Pharmaceutical Finance Netherlands III, BV 2.200%, 07/21/21	186,502
250,000	Zoetis, Inc. 3.000%, 09/12/27	239,795

		2,874,604

	Industrials (5.7%)
250,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	263,841
205,000	Aircastle, Ltd. 5.000%, 04/01/23	216,007
400,000	Alimentation Couche-Tard, Inc.* 3.550%, 07/26/27	392,344
400,000	Delta Air Lines, Inc. 3.625%, 03/15/22	403,138
250,000	Honeywell International, Inc. 1.850%, 11/01/21	243,205
200,000	IHO Verwaltungs GmbH* 4.125%, 09/15/21 4.875% PIK rate	203,360

PRINCIPAL AMOUNT		VALUE

400,000	Kaiser Aluminum Corp. 5.875%, 05/15/24	$427,084
500,000	Parker-Hannifin Corp. 5.500%, 05/15/18	505,027
200,000	Rockwell Collins, Inc. 2.800%, 03/15/22	197,914
500,000	Southwest Airlines Company 2.750%, 11/06/19	501,938
175,000	United Parcel Service, Inc. 2.500%, 04/01/23	171,622
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	518,450

		4,043,930

	Information Technology (6.1%)
200,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	202,562
500,000	Amphenol Corp. 4.000%, 02/01/22	516,978
500,000	Apple, Inc. 4.375%, 05/13/45	548,577
200,000	CDK Global, Inc.* 4.875%, 06/01/27	200,917
250,000	Cisco Systems, Inc. 1.850%, 09/20/21	242,803
300,000	Electronic Arts, Inc. 4.800%, 03/01/26	324,798
500,000	Fiserv, Inc. 3.500%, 10/01/22	509,730
250,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	262,009
500,000	Microsoft Corp. 4.100%, 02/06/37	544,077
185,000	Nuance Communications, Inc. 6.000%, 07/01/24	196,172
250,000	NXP Semiconductors, NV* 4.125%, 06/01/21	255,866
500,000	Visa, Inc. 2.200%, 12/14/20	496,688

		4,301,177

	Materials (0.9%)
250,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	253,904
140,000	Kinross Gold Corp.* 4.500%, 07/15/27	141,218
200,000	Steel Dynamics, Inc. 5.000%, 12/15/26	208,402

		603,524

	Other (0.7%)
500,000	Toyota Motor Credit Corp.‡ 2.095%, 01/11/23 3 mo. USD LIBOR + 0.39%	500,722

	Real Estate (3.6%)
500,000	American Tower Corp. 5.900%, 11/01/21	549,992
400,000	Federal Realty Investment Trust 3.250%, 07/15/27	388,700
250,000	HCP, Inc. 4.200%, 03/01/24	258,086
300,000	Hospitality Properties Trust 3.950%, 01/15/28	288,446

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

200,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	$198,642
450,000	SL Green Operating Partnership, LP 3.250%, 10/15/22	444,164
400,000	Tanger Properties, LP 3.875%, 07/15/27	393,352

		2,521,382

	Telecommunication Services (2.3%)
450,000	AT&T, Inc. 4.900%, 08/14/37	455,186
250,000	British Telecommunications, PLC 2.350%, 02/14/19	249,744
200,000	CSC Holdings, LLC* 5.500%, 04/15/27	202,893
150,000	Embarq Corp. 7.995%, 06/01/36	146,047
150,000	Sprint Corp. 7.125%, 06/15/24	152,263
150,000	United States Cellular Corp. 6.700%, 12/15/33	158,844
250,000	Verizon Communications, Inc. 3.500%, 11/01/24	251,625

		1,616,602

	Utilities (3.5%)
500,000	Alabama Power Company 2.450%, 03/30/22	492,328
150,000	Berkshire Hathaway Energy Company* 3.800%, 07/15/48	148,911
150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	150,389
500,000	Exelon Corp. 2.450%, 04/15/21	493,070
500,000	NextEra Energy, Inc. 2.700%, 09/15/19	501,387
100,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	102,654
100,000	4.375%, 08/15/22	101,469
150,000	Northern States Power Co. 3.750%, 12/01/47	146,165
143,000	NRG Energy, Inc.* 5.750%, 01/15/28	143,346
150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	148,490

		2,428,209

	TOTAL CORPORATE BONDS (Cost $39,437,092)	39,611,733

BANK LOANS (1.4%)
	Financials (0.5%)
350,000	GLP Financing, LLC 3.517%, 04/28/21	349,564

	Health Care (0.4%)
300,000	Mallinckrodt International Finance SA! 4.237%, 09/24/24	299,766

PRINCIPAL AMOUNT		VALUE

	Industrials (0.4%)
300,000	TransDigm, Inc.! 4.820%, 08/22/24	$302,939

	Telecommunication Services (0.1%)
50,000	CSC Holdings, LLC! 4.205%, 01/12/26	50,438

	TOTAL BANK LOANS (Cost $1,002,375)	1,002,707

U.S. GOVERNMENT AND AGENCY SECURITIES (31.4%)
	Other (31.4%)
	Federal Home Loan Mortgage Corp.
1,000,000	1.375%, 08/15/19	989,040
839,304	2.892%, 06/25/27	832,608
592,926	3.500%, 11/01/47	599,042
	Federal National Mortgage Association
1,154,921	3.000%, 07/01/46	1,133,001
1,000,000	1.875%, 04/05/22	975,920
969,167	3.500%, 08/01/47	978,940
547,795	4.000%, 03/01/47	567,632
450,000	1.500%, 02/28/20	443,801
	Government National Mortgage Association II Pool
892,633	3.500%, 10/20/47	909,832
595,143	3.000%, 10/20/47	590,131
	United States Treasury Bond
1,850,000	2.750%, 08/15/47	1,778,398
1,500,000	2.875%, 11/15/46	1,480,189
750,000	2.750%, 11/15/47	721,183
600,000	3.000%, 05/15/47	606,448
	United States Treasury Note
1,250,000	1.875%, 03/31/22	1,221,195
1,000,000	2.125%, 11/30/23	974,800
1,000,000	2.125%, 03/31/24	971,706
1,000,000	2.000%, 11/15/26	944,206
1,000,000	1.875%, 01/31/22	978,548
1,000,000	1.375%, 09/15/20	977,921
1,000,000	1.250%, 08/31/19	987,134
750,000	1.875%, 09/30/22	729,227
500,000	2.000%, 11/30/22	488,301
500,000	2.000%, 02/15/25	478,611
500,000	1.875%, 07/31/22	486,922
250,000	2.250%, 11/15/27	239,981

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $22,515,540)	22,084,717

ASSET BACKED SECURITIES (5.1%)
1,000,000	American Express Credit Account Master Trust Series 2017-6, Class A 2.040%, 05/15/23	987,953
250,000	Dell Equipment Finance Trust Series 2017-2, Class A3* 2.190%, 10/24/22	248,091
500,000	Golden Credit Card Trust* 2.620%, 01/15/23	499,350
400,000	SoFi Professional Loan Program LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	394,127

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	SoFi Professional Loan Program LLC Series 2017-F* 3.620%, 01/25/41	$498,936
500,000	SoFi Professional Loan Program LLC Series 2017-F* 2.840%, 01/25/41	495,340
492,000	World Financial Network Credit Card Master Trust 2.120%, 03/15/24	486,535

	TOTAL ASSET BACKED SECURITIES (Cost $3,636,141)	3,610,332

RESIDENTIAL MORTGAGE BACKED SECURITY (1.1%)
750,000	SBA Small Business Investment Companies Series 2017-10B, Class 1 2.518%, 09/10/27 (Cost $750,000)	736,817

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.7%)
1,287,451	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	1,287,837
1,287,568	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	1,287,568

	TOTAL SHORT TERM INVESTMENTS (Cost $2,575,405)	2,575,405

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
91,500	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $91,500)	$91,500

TOTAL INVESTMENTS (99.1%) (Cost $70,008,053)		69,713,211

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(91,500)

OTHER ASSETS, LESS LIABILITIES (1.0%)		735,941

NET ASSETS (100.0%)		$70,357,652

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.
^	Security, or portion of security, is on loan.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (89.0%)
	Consumer Discretionary (13.2%)
140,000	AV Homes, Inc. 6.625%, 05/15/22	$146,473
195,000	Beverages & More, Inc.* 11.500%, 06/15/22 CCO Holdings, LLC / CCO Holdings Capital Corp.*	184,457
365,000	5.125%, 05/01/27	356,415
80,000	5.000%, 02/01/28	77,450
	Century Communities, Inc.
469,000	6.875%, 05/15/22	488,091
85,000	5.875%, 07/15/25	86,388
155,000	CRC Escrow Issuer, LLC* 5.250%, 10/15/25	154,730
460,000	Dana, Inc. 5.500%, 12/15/24	481,993
350,000	DISH DBS Corp. 5.875%, 11/15/24	332,670
270,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	282,728
375,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	377,304
135,000	GameStop Corp.* 6.750%, 03/15/21	139,868
200,000	goeasy, Ltd.* 7.875%, 11/01/22	213,471
95,000	Guitar Center, Inc.* 6.500%, 04/15/19	93,035
200,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	219,503
480,000	L Brands, Inc. 6.875%, 11/01/35	493,267
195,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	207,731
170,000	M/I Homes, Inc. 5.625%, 08/01/25	173,448
305,000	Mattel, Inc.* 6.750%, 12/31/25	309,435
445,000	Meritage Homes Corp. 7.000%, 04/01/22	502,610
285,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	289,219
	PetSmart, Inc.*
140,000	5.875%, 06/01/25	108,264
35,000	8.875%, 06/01/25 Rite Aid Corp.	22,269
325,000	7.700%, 02/15/27	291,234
310,000	6.125%, 04/01/23*^	289,607
320,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	315,626
205,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	204,481
300,000	SFR Group, SA* 7.375%, 05/01/26	295,453
150,000	Sotheby’s* 4.875%, 12/15/25	147,298
30,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	29,987

PRINCIPAL AMOUNT		VALUE

273,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	$282,708

		7,597,213

	Consumer Staples (3.2%)
150,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	134,436
400,000	Fresh Market, Inc.* 9.750%, 05/01/23	280,500
	JBS USA LUX SA / JBS USA Finance, Inc.*
765,000	7.250%, 06/01/21	781,708
145,000	8.250%, 02/01/20	145,872
	New Albertson’s, Inc.
145,000	7.450%, 08/01/29	127,827
70,000	8.000%, 05/01/31	62,715
40,000	7.750%, 06/15/26	36,363
	Pilgrim’s Pride Corp.*
30,000	5.750%, 03/15/25	30,458
25,000	5.875%, 09/30/27	25,128
	Post Holdings, Inc.*
170,000	5.750%, 03/01/27	171,105
30,000	5.625%, 01/15/28	29,964

		1,826,076

	Energy (11.5%)
250,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	260,442
145,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	148,086
240,000	Calfrac Holdings, LP* 7.500%, 12/01/20	240,900
155,000	California Resources Corp.*^ 8.000%, 12/15/22	130,684
375,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	388,243
150,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	151,758
30,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	32,321
30,000	CrownRock, LP / CrownRock Finance, Inc.* 5.625%, 10/15/25	30,396
365,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	350,918
75,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	77,256
75,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	79,611
535,000	Energy Transfer Equity, LP 5.500%, 06/01/27	565,115
555,000	Energy Transfer Partners, LP‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	497,766
175,000	EP Energy, LLC / Everest Acquisition Finance, Inc.*^ 8.000%, 02/15/25	138,255

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Genesis Energy, LP / Genesis Energy Finance Corp.
150,000	6.500%, 10/01/25	$152,949
150,000	6.250%, 05/15/26	149,969
	Gulfport Energy Corp.
130,000	6.375%, 05/15/25	132,217
100,000	6.000%, 10/15/24	101,013
290,000	Halcon Resources Corp. 6.750%, 02/15/25	306,675
60,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	62,502
90,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	93,708
15,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	14,772
150,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	150,684
150,000	PDC Energy, Inc.* 5.750%, 05/15/26	153,457
125,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	121,630
150,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	151,140
150,000	QEP Resources, Inc. 5.625%, 03/01/26	153,760
285,000	SESI, LLC* 7.750%, 09/15/24	307,002
60,000	SM Energy Company 6.750%, 09/15/26	62,678
135,000	Southwestern Energy Company 7.500%, 04/01/26	141,500
100,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	102,083
145,000	Transocean, Inc.* 7.500%, 01/15/26	151,100
150,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	151,051
185,882	W&T Offshore, Inc.* 9.000%, 05/15/20 10.750% PIK rate	178,910
285,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	302,040
150,000	Whiting Petroleum Corp.* 6.625%, 01/15/26	153,506
185,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	191,979

		6,578,076

	Financials (12.2%)
295,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	294,407
510,000	Ally Financial, Inc. 8.000%, 11/01/31	651,349
275,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	286,913
315,000	AssuredPartners, Inc.* 7.000%, 08/15/25	324,239

PRINCIPAL AMOUNT		VALUE

285,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	$282,062
30,000	Citadel, LP* 5.375%, 01/17/23	31,120
175,000	CyrusOne, LP / CyrusOne Finance Corp. 5.375%, 03/15/27	182,258
50,000	5.000%, 03/15/24	51,587
260,000	Dell International, LLC / EMC Corp.* 6.020%, 06/15/26	284,693
150,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	152,563
265,000	GLP Capital, LP / GLP Financing II, Inc.~ 5.375%, 04/15/26	283,963
60,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	61,966
150,000	HUB International, Ltd.* 7.875%, 10/01/21	156,094
160,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	157,200
180,000	Iron Mountain, Inc.* 5.250%, 03/15/28	174,915
625,000	Jefferies Finance, LLC* 7.250%, 08/15/24	649,653
150,000	Level 3 Financing, Inc. 5.375%, 05/01/25	150,507
175,000	LPL Holdings, Inc.* 5.750%, 09/15/25	178,709
260,000	MetLife, Inc. 6.400%, 12/15/36	297,266
280,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	283,899
	Navient Corp.
225,000	6.750%, 06/25/25^	236,084
89,000	6.500%, 06/15/22	94,013
400,000	Oil Insurance, Ltd.*‡~ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	389,176
550,000	Quicken Loans, Inc.* 5.750%, 05/01/25	562,301
60,000	Radian Group, Inc. 4.500%, 10/01/24	60,465
270,000	Springleaf Finance Corp.^ 8.250%, 10/01/23	299,013
310,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	318,292
100,000	VEREIT Operating Partnership, LP 3.950%, 08/15/27	96,941

		6,991,648

	Health Care (12.4%)
	Acadia Healthcare Company, Inc.
185,000	5.625%, 02/15/23	188,362
180,000	6.500%, 03/01/24	188,775
	Community Health Systems, Inc.^
385,000	7.125%, 07/15/20	336,962
350,000	6.875%, 02/01/22	249,375
65,000	8.000%, 11/15/19	60,993

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	DaVita, Inc. 5.125%, 07/15/24	$504,238
525,000	Endo, Ltd.*^ 6.000%, 07/15/23	412,708
275,000	Greatbatch, Ltd.* 9.125%, 11/01/23	299,493
995,000	HCA, Inc. 5.375%, 02/01/25	1,018,437
130,000	7.500%, 11/06/33	145,022
150,000	Magellan Health, Inc. 4.400%, 09/22/24	150,097
175,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	149,879
423,000	MPH Acquisition Holdings, LLC* 7.125%, 06/01/24	454,786
30,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	28,022
435,000	Tenet Healthcare Corp. 6.750%, 06/15/23^	429,686
300,000	5.125%, 05/01/25*	299,595
285,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	260,266
204,000	Teva Pharmaceutical Finance IV, BV 3.650%, 11/10/21	197,689
65,000	Teva Pharmaceutical Finance IV, LLC 2.250%, 03/18/20	63,192
150,000	Teva Pharmaceutical Finance Netherlands III, BV 2.200%, 07/21/21	139,877
1,090,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	1,083,433
300,000	9.000%, 12/15/25	308,991
125,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	126,671

		7,096,549

	Industrials (10.2%)
200,000	ACCO Brands Corp.* 5.250%, 12/15/24	204,233
175,000	Allison Transmission, Inc.* 4.750%, 10/01/27	174,618
70,000	American Greetings Corp.* 7.875%, 02/15/25	74,704
60,000	American Woodmark Corp.* 4.875%, 03/15/26	60,225
200,000	ARD Securities Finance SARL* 8.750%, 01/31/23 8.750% PIK rate	206,928
150,000	Beacon Escrow Corp.* 4.875%, 11/01/25	149,640
145,000	Bombardier, Inc.* 7.500%, 12/01/24	152,660
85,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	85,081
125,000	Covanta Holding Corp. 5.875%, 03/01/24	128,104
45,000	5.875%, 07/01/25	45,764
155,000	Delphi Technologies, PLC* 5.000%, 10/01/25	154,919
200,000	Fly Leasing, Ltd. 5.250%, 10/15/24	201,066

PRINCIPAL AMOUNT		VALUE

30,000	FXI Holdings, Inc.* 7.875%, 11/01/24	$29,974
557,000	Garda World Security Corp.* 7.250%, 11/15/21	571,306
435,000	Golden Nugget, Inc.* 6.750%, 10/15/24	450,260
155,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	163,250
255,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	264,796
40,000	Hertz Corp.*^ 7.625%, 06/01/22	41,892
182,000	Icahn Enterprises, LP 6.750%, 02/01/24	189,595
160,000	6.375%, 12/15/25*	162,994
200,000	IHO Verwaltungs GmbH* 4.500%, 09/15/23 5.250% PIK rate	203,320
200,000	James Hardie International Finance, Ltd.* 4.750%, 01/15/25	202,738
150,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	150,311
80,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	84,174
220,000	Kaiser Aluminum Corp. 5.875%, 05/15/24	234,896
210,000	Navistar International Corp.* 6.625%, 11/01/25	220,470
150,000	Park Aerospace Holdings, Ltd.* 5.500%, 02/15/24	148,699
90,000	4.500%, 03/15/23	86,807
315,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	338,209
132,000	Scientific Games International, Inc.* 5.000%, 10/15/25	132,397
105,000	Tennant Company* 5.625%, 05/01/25	109,721
15,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	15,131
90,000	United Continental Holdings, Inc. 4.250%, 10/01/22	90,604
230,000	United Rentals North America, Inc. 4.875%, 01/15/28	230,198
75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	76,389

		5,836,073

	Information Technology (4.6%)
285,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	288,651
80,000	Amkor Technology, Inc. 6.625%, 06/01/21	81,144
225,000	Cardtronics, Inc. 5.500%, 05/01/25*	209,968
100,000	5.125%, 08/01/22	97,274
205,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	215,581
160,000	CDK Global, Inc.* 4.875%, 06/01/27	160,734
150,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20^	148,043
130,000	7.625%, 03/15/20	129,286

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

290,000	CommScope Technologies, LLC* 6.000%, 06/15/25	$305,946
282,000	First Data Corp. - Class A* 7.000%, 12/01/23	297,816
145,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	151,247
200,000	Nuance Communications, Inc. 5.625%, 12/15/26	207,292
150,000	TTM Technologies, Inc.* 5.625%, 10/01/25	154,444
155,000	VFH Parent, LLC* 6.750%, 06/15/22	163,079

		2,610,505

	Materials (8.5%)
308,000	AK Steel Corp.^ 6.375%, 10/15/25	305,582
400,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	443,682
565,000	ArcelorMittal, SA~ 7.500%, 10/15/39	729,910
335,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	346,914
354,000	Cascades, Inc.*^ 5.750%, 07/15/23	367,027
200,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	212,294
280,000	Freeport-McMoRan, Inc. 4.550%, 11/14/24^	284,508
90,000	3.550%, 03/01/22	89,340
150,000	IAMGOLD Corp.* 7.000%, 04/15/25	156,603
535,000	INEOS Group Holdings, SA* 5.625%, 08/01/24	550,087
110,000	Kinross Gold Corp.* 4.500%, 07/15/27	110,957
220,000	Koppers, Inc.* 6.000%, 02/15/25	232,954
120,000	New Gold, Inc.* 6.375%, 05/15/25	127,327
400,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	422,598
157,000	Steel Dynamics, Inc. 5.000%, 12/15/26	163,596
290,000	United States Steel Corp. 6.875%, 08/15/25	304,629
15,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	15,814

		4,863,822

	Real Estate (1.1%)
174,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	185,251
310,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	307,895
150,000	Starwood Property Trust, Inc.* 4.750%, 03/15/25	148,671

		641,817

	Telecommunication Services (10.0%)
200,000	Altice Financing, SA* 7.500%, 05/15/26	208,143

PRINCIPAL AMOUNT		VALUE

68,000	Altice US Finance I Corp.* 5.500%, 05/15/26	$69,600
35,000	Block Communications, Inc.* 6.875%, 02/15/25	36,572
145,000	CB Escrow Corp.* 8.000%, 10/15/25	146,364
575,000	CSC Holdings, LLC* 5.500%, 04/15/27	583,317
662,000	Embarq Corp. 7.995%, 06/01/36	644,553
745,000	Frontier Communications Corp.^ 7.625%, 04/15/24	492,829
140,000	8.500%, 04/15/20	136,949
170,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	180,189
300,000	Inmarsat Finance, PLC*~ 4.875%, 05/15/22	298,815
255,000	Intelsat Jackson Holdings, SA 9.750%, 07/15/25*	235,314
165,000	7.500%, 04/01/21	141,052
140,000	8.000%, 02/15/24*	147,181
155,000	Qwest Corp. 6.875%, 09/15/33	151,319
750,000	Sprint Corp. 7.875%, 09/15/23	794,194
340,000	7.125%, 06/15/24	345,131
410,000	T-Mobile USA, Inc. 6.625%, 04/01/23	426,256
90,000	4.750%, 02/01/28	90,399
291,000	United States Cellular Corp. 6.700%, 12/15/33	308,157
218,000	Windstream Services, LLC 8.625%, 10/31/25*	203,962
127,000	7.750%, 10/01/21	96,108
24,000	7.750%, 10/15/20^	20,596

		5,757,000

	Utilities (2.1%)
315,000	Dynegy, Inc.*^ 8.125%, 01/30/26	347,467
85,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	87,255
85,000	4.375%, 08/15/22	86,249
300,000	NRG Energy, Inc. 6.625%, 01/15/27	317,988
150,000	PPL Capital Funding, Inc.‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	149,149
90,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	90,875
150,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	147,976

		1,226,959

	TOTAL CORPORATE BONDS (Cost $50,899,079)	51,025,738

CONVERTIBLE BONDS (1.1%)
	Consumer Discretionary (1.1%)
	Liberty Interactive, LLC
455,000	3.750%, 02/15/30	318,907
454,340	4.000%, 11/15/29	321,939

	TOTAL CONVERTIBLE BONDS (Cost $633,861)	640,846

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

BANK LOANS (2.9%)
	Consumer Discretionary (0.5%)
300,000	Weight Watchers International, Inc. 6.426%, 11/29/24	$304,593

	Financials (0.3%)
140,000	GLP Financing, LLC 3.059%, 04/28/21	139,826

	Health Care (1.0%)
275,000	Mallinckrodt International Finance SA! 0.000%, 09/24/24	274,786
275,000	Team Health Holdings, Inc.! 0.000%, 02/06/24	270,531

		545,317

	Industrials (0.5%)
300,000	TransDigm, Inc.! 0.000%, 08/22/24	302,938

	Telecommunication Services (0.6%)
50,000	CSC Holdings, LLC! 0.000%, 01/12/26	50,438
150,000	Intelsat Jackson Holdings, SA 6.625%, 01/14/24	151,219
149,624	New Media Holdings II, LLC! 0.000%, 06/04/20	151,307

		352,964

	TOTAL BANK LOANS (Cost $1,636,743)	1,645,638

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.7%)
	Energy (1.4%)
	NuStar Energy, LP‡
25,350	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	599,021
8,552	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	215,681

		814,702

	Health Care (0.3%)
250	Allergan, PLC 5.500%, 03/01/18	161,925

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,115,821)	976,627

COMMON STOCKS (2.7%)
	Consumer Discretionary (0.1%)
3,280	GameStop Corp. - Class A^	55,137

NUMBER OF SHARES		VALUE

	Energy (2.6%)
5,785	Enterprise Products Partners, LP	$159,782
8,076	Gulfmark Offshore, Inc.#	230,085
2,915	Gulfmark Offshore, Inc.	83,048
4,465	Magellan Midstream Partners, LP	318,756
9,388	Ocean Rig UDW, Inc. - Class A#	252,725
375	Schlumberger, Ltd.	27,593
6,950	Spectra Energy Partners, LP	297,043
2,200	Targa Resources Corp.	105,600

		1,474,632

	TOTAL COMMON STOCKS (Cost $2,352,474)	1,529,769

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.0%) #
	Materials (0.0%)
	Alcoa Corp.
40 4,000	Call, 04/20/18, Strike $60.00	4,500
40 4,000	Put, 04/20/18, Strike $50.00	10,100

	TOTAL PURCHASED OPTIONS (Cost $16,323)	14,600

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.7%)
792,972	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	793,210
792,590	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	792,590

	TOTAL SHORT TERM INVESTMENTS (Cost $1,585,800)	1,585,800

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (12.0%)
6,864,545	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $6,864,545)	$6,864,545

TOTAL INVESTMENTS (112.1%) (Cost $65,104,646)		64,283,563

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-12.0%)		(6,864,545)
LIABILITIES, LESS OTHER ASSETS (-0.1%)		(66,475)

NET ASSETS (100.0%)		57,352,543

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #
	Materials (0.0%)
40 4,000	Alcoa Corp. Put, 04/20/18, Strike $55.00 (Premium $19,038)	$(20,800)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $44,343.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (45.0%)
	Consumer Discretionary (7.0%)
15,000,000	CalAtlantic Group, Inc.~ 0.250%, 06/01/19	$15,223,425
	Ctrip.com International, Ltd.
27,000,000	1.990%, 07/01/25~^	31,018,410
10,500,000	1.000%, 07/01/20	11,255,370
4,000,000	GNC Holdings, Inc. 1.500%, 08/15/20	2,195,380
1,000,000	Horizon Global Corp. 2.750%, 07/01/22	830,140
5,000,000	Liberty Media Corp. / Liberty Formula One* 1.000%, 01/30/23	5,883,575
15,000,000	Live Nation Entertainment, Inc. 2.500%, 05/15/19	20,246,925
4,000,000	M/I Homes, Inc.~ 3.000%, 03/01/18	4,096,160
7,500,000	Marriott Vacations Worldwide Corp.~* 1.500%, 09/15/22	8,859,038
	Priceline Group, Inc.~
30,000,000	0.350%, 06/15/20	44,692,500
25,000,000	1.000%, 03/15/18	50,537,625
14,000,000	Shutterfly, Inc. 0.250%, 05/15/18	15,184,540
5,250,000	TAL Education Group~ 2.500%, 05/15/19	39,278,452
	Tesla, Inc.~
32,500,000	1.250%, 03/01/21	37,388,812
30,000,000	2.375%, 03/15/22	37,517,400
17,500,000	Vipshop Holdings, Ltd.^ 1.500%, 03/15/19	18,898,075
7,500,000	Wayfair, Inc.* 0.375%, 09/01/22	8,336,438

		351,442,265

	Consumer Staples (0.3%)
15,000,000	Herbalife, Ltd. 2.000%, 08/15/19	16,524,975

	Energy (1.1%)
20,000,000	Chesapeake Energy Corp. 5.500%, 09/15/26	18,313,900
5,000,000	Golar LNG, Ltd.* 2.750%, 02/15/22	5,162,600
5,000,000	Nabors Industries, Inc.~^* 0.750%, 01/15/24	4,024,625
5,000,000	Oasis Petroleum, Inc.~^ 2.625%, 09/15/23	5,342,100
2,136,000	Oil States International, Inc.* 1.500%, 02/15/23	2,189,848
7,500,000	Renewable Energy Group, Inc. 4.000%, 06/15/36	8,951,475
4,000,000	SEACOR Holdings, Inc.~ 3.000%, 11/15/28	3,836,080
10,000,000	Whiting Petroleum Corp.~ 1.250%, 04/01/20	9,332,150

		57,152,778

	Financials (1.8%)
7,821,000	AmTrust Financial Services, Inc. 2.750%, 12/15/44	6,910,284

PRINCIPAL AMOUNT			VALUE

5,000,000		Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	$5,037,725
3,500,000		Cowen Group, Inc.~ 3.000%, 03/15/19	3,554,985
15,000,000	EUR	Credit Agricole, SA 0.000%, 10/03/19	16,590,239
5,000,000		Goldman Sachs BDC, Inc. 4.500%, 04/01/22	5,155,000
5,000,000		Heritage Insurance Holdings, Inc.* 5.875%, 08/01/37	6,411,575
4,000,000		IAC FinanceCo, Inc.* 0.875%, 10/01/22	4,536,820
15,676,000		LendingTree, Inc.^* 0.625%, 06/01/22	28,884,127
5,000,000		PRA Group, Inc.* 3.500%, 06/01/23	5,200,700
5,000,000		Redwood Trust, Inc. 4.750%, 08/15/23	4,842,625

			87,124,080

		Health Care (6.9%)
8,000,000		Alder Biopharmaceuticals, Inc. 2.500%, 02/01/25	7,824,800
5,000,000		Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	5,401,675
10,000,000		AMAG Pharmaceuticals, Inc. 3.250%, 06/01/22	8,872,150
20,000,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	28,198,201
10,000,000		Dermira, Inc.* 3.000%, 05/15/22	11,343,600
12,953,000		Dexcom, Inc.* 0.750%, 05/15/22	12,273,874
5,000,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	5,630,500
7,500,000		Horizon Pharma Investment, Ltd. 2.500%, 03/15/22	7,015,050
2,500,000		Immunomedics, Inc. 4.750%, 02/15/20	8,341,850
7,500,000		Innoviva, Inc.* 2.500%, 08/15/25	8,141,700
13,333,000		Insmed, Inc. 1.750%, 01/15/25	12,696,016
		Insulet Corp.
15,000,000		1.250%, 09/15/21~	21,082,350
1,280,000		1.375%, 11/15/24*	1,359,578
5,000,000		Intercept Pharmaceuticals, Inc. 3.250%, 07/01/23	4,027,025
3,000,000		Invacare Corp.* 4.500%, 06/01/22	4,010,790
15,000,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	16,081,650
8,000,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	9,224,080
17,500,000		Ligand Pharmaceuticals, Inc.~ 0.750%, 08/15/19	37,272,550
		Medicines Company
12,500,000		2.750%, 07/15/23	12,236,312
7,500,000		2.500%, 01/15/22~	8,744,588
10,000,000		Medidata Solutions, Inc. 1.000%, 08/01/18	12,103,050
10,000,000		Molina Healthcare, Inc.~ 1.125%, 01/15/20	22,570,350

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

9,000,000	Neurocrine Biosciences, Inc.* 2.250%, 05/15/24	$12,170,700
12,500,000	NuVasive, Inc. 2.250%, 03/15/21	13,394,062
5,000,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	4,849,850
5,000,000	Quidel Corp.~ 3.250%, 12/15/20	7,904,975
5,000,000	Radius Health, Inc. 3.000%, 09/01/24	5,184,875
15,000,000	Sarepta Therapeutics, Inc.* 1.500%, 11/15/24	17,274,525
10,000,000	Wright Medical Group, Inc. 2.000%, 02/15/20	10,361,200
7,500,000	Wright Medical Group, NV^ 2.250%, 11/15/21	9,312,300

		344,904,226

	Industrials (2.3%)
17,500,000	51job, Inc. 3.250%, 04/15/19	29,184,662
5,000,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/23	6,284,350
5,385,000	Air Transport Services Group, Inc.* 1.125%, 10/15/24	5,676,355
9,400,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	13,344,851
4,000,000	Meritor, Inc.* 3.250%, 10/15/37	4,421,560
7,500,000	Navistar International Corp. 4.750%, 04/15/19	8,153,663
3,667,000	Patrick Industries, Inc.* 1.000%, 02/01/23	3,701,140
3,000,000	SolarCity Corp. 1.625%, 11/01/19	2,822,730
10,000,000	SunPower Corp. 4.000%, 01/15/23	8,318,650
19,000,000	Trinity Industries, Inc.~ 3.875%, 06/01/36	27,714,065
5,000,000	Tutor Perini Corp. 2.875%, 06/15/21	5,460,125

		115,082,151

	Information Technology (22.5%)
20,000,000	Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	37,492,100
10,000,000	Akamai Technologies, Inc. 0.000%, 02/15/19	10,056,500
12,500,000	Altaba, Inc.~ 0.000%, 12/01/18	18,860,250
12,500,000	Blackhawk Network Holdings, Inc.^ 1.500%, 01/15/22	13,963,875
7,500,000	CalAmp Corp. 1.625%, 05/15/20	8,267,363
8,800,000	Cardtronics, Inc.~ 1.000%, 12/01/20	8,181,800
18,900,000	Ciena Corp.~* 3.750%, 10/15/18	22,112,622
10,000,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	13,313,000
12,000,000	Cornerstone OnDemand, Inc.~ 1.500%, 07/01/18	11,968,200
11,000,000	CSG Systems International, Inc. 4.250%, 03/15/36	12,170,510

PRINCIPAL AMOUNT		VALUE

15,000,000	Cypress Semiconductor Corp.~ 4.500%, 01/15/22	$21,326,475
10,500,000	Electronics For Imaging, Inc.~ 0.750%, 09/01/19	10,155,915
5,000,000	Envestnet, Inc. 1.750%, 12/15/19	5,357,150
5,000,000	Euronet Worldwide, Inc.~ 1.500%, 10/01/44	6,629,450
17,500,000	Finisar Corp.~^ 0.500%, 12/15/33	17,380,037
	FireEye, Inc.
5,000,000	1.625%, 06/01/35	4,609,725
5,000,000	1.000%, 06/01/35^	4,710,700
15,000,000	HubSpot, Inc.* 0.250%, 06/01/22	18,070,050
9,500,000	Infinera Corp. 1.750%, 06/01/18	9,497,863
	Inphi Corp.
5,000,000	1.125%, 12/01/20	5,257,100
3,975,000	0.750%, 09/01/21	3,707,363
10,000,000	Integrated Device Technology, Inc. 0.875%, 11/15/22	11,103,450
30,000,000	Intel Corp.~ 3.250%, 08/01/39	69,328,500
15,000,000	Lumentum Holdings, Inc.^* 0.250%, 03/15/24	16,042,800
10,000,000	MercadoLibre, Inc.~ 2.250%, 07/01/19	31,096,650
	Microchip Technology, Inc.~
20,000,000	1.625%, 02/15/25	36,610,800
19,903,000	1.625%, 02/15/27*	24,308,131
7,500,000	2.250%, 02/15/37*	9,569,100
25,000,000	Micron Technology, Inc.~ 3.125%, 05/01/32	110,021,375
5,000,000	Nice Systems, Inc.^ 1.250%, 01/15/24	6,106,225
15,000,000	Nuance Communications, Inc.~ 1.000%, 12/15/35	14,705,325
5,000,000	Nutanix, Inc.* 0.000%, 01/15/23	4,872,725
10,000,000	NXP Semiconductors, NV~ 1.000%, 12/01/19	12,586,750
20,000,000	ON Semiconductor Corp.~^* 1.625%, 10/15/23	27,371,000
10,000,000	OSI Systems, Inc.* 1.250%, 09/01/22	9,273,150
10,600,000	Palo Alto Networks, Inc.~ 0.000%, 07/01/19	15,477,060
7,500,000	Pandora Media, Inc. 1.750%, 12/01/20	6,613,125
9,000,000	Quotient Technology, Inc.* 1.750%, 12/01/22	8,831,250
	Rambus, Inc.
10,000,000	1.125%, 08/15/18~	11,201,300
7,000,000	1.375%, 02/01/23*	6,656,965
15,000,000	RealPage, Inc.* 1.500%, 11/15/22	19,823,925
10,000,000	Red Hat, Inc.~ 0.250%, 10/01/19	17,941,950
7,500,000	Rovi Corp. 0.500%, 03/01/20	7,133,213
55,000,000	Salesforce.com, Inc.~ 0.250%, 04/01/18	94,100,325
30,000,000	ServiceNow, Inc.~ 0.000%, 11/01/18	60,389,700

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

15,000,000		Silicon Laboratories, Inc.* 1.375%, 03/01/22	$18,009,075
10,000,000		SINA Corp. 1.000%, 12/01/18	11,973,700
25,000,000		Square, Inc.~* 0.375%, 03/01/22	52,655,500
12,500,000		Synaptics, Inc.* 0.500%, 06/15/22	11,846,562
5,000,000		Teradyne, Inc. 1.250%, 12/15/23	7,640,150
10,000,000		TTM Technologies, Inc.~^ 1.750%, 12/15/20	17,856,400
10,000,000		Twitter, Inc.~ 1.000%, 09/15/21	9,446,400
		Viavi Solutions, Inc.
10,000,000		0.625%, 08/15/33~	10,221,300
5,000,000		1.000%, 03/01/24*	4,883,550
15,000,000		Weibo Corp.* 1.250%, 11/15/22	18,206,850
		Workday, Inc.
29,900,000		0.750%, 07/15/18~	43,210,732
7,500,000		1.500%, 07/15/20	11,644,763
10,000,000		Zillow Group, Inc. 2.000%, 12/01/21	11,330,350

			1,123,178,174

		Materials (1.4%)
10,000,000		Allegheny Technologies, Inc.~^ 4.750%, 07/01/22	20,339,000
4,000,000		B2Gold Corp.~ 3.250%, 10/01/18	4,234,060
4,000,000		First Majestic Silver Corp.^* 1.875%, 03/01/23	3,805,820
3,000,000		Pretium Resources, Inc. 2.250%, 03/15/22	2,599,080
10,000,000		RTI International Metals, Inc. 1.625%, 10/15/19	11,801,850
5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	7,910,600
10,000,000	GBP	Volcan Holdings, PLC 4.125%, 04/11/20	18,539,472

			69,229,882

		Real Estate (1.4%)
13,000,000		American Residential Properties OP, LP* 3.250%, 11/15/18	15,512,575
8,200,000		Extra Space Storage, LP^* 3.125%, 10/01/35	8,871,211
6,000,000		Forestar Group, Inc. 3.750%, 03/01/20	6,128,100
		IH Merger Sub, LLC
7,700,000		3.500%, 01/15/22*	8,671,740
6,000,000		3.000%, 07/01/19	7,385,880
5,000,000		iStar, Inc.* 3.125%, 09/15/22	4,837,100
		Starwood Property Trust, Inc.
12,500,000		4.550%, 03/01/18	12,595,625
5,000,000		4.000%, 01/15/19~	5,304,650

			69,306,881

		Telecommunication Services (0.3%)
10,000,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	12,313,504

		TOTAL CONVERTIBLE BONDS (Cost $1,946,015,391)	2,246,258,916

PRINCIPAL AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (0.6%) ¤
Corporate Bonds (0.1%)
		Consumer Discretionary (0.1%)
5,745,000		Meritage Homes Corp.~ 4.500%, 03/01/18	$5,748,849

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.5%)
		Consumer Discretionary (0.1%)
500	EUR	Moncler S.p.A.
250,000		Call, 03/16/18, Strike 25.00	620,340
7,500		Vipshop Holdings, Ltd.
750,000		Call, 01/18/19, Strike $12.00	4,575,000

			5,195,340

		Energy (0.0%)
1,250		Nabors Industries, Ltd.
125,000		Call, 01/18/19, Strike $8.00	201,250

		Industrials (0.0%)
1,250		Navistar International Corp.
125,000		Call, 01/18/19, Strike $35.00	1,787,500
2,000		Team, Inc.
200,000		Call, 03/16/18, Strike $20.00	85,000

			1,872,500

		Information Technology (0.0%)
750		Akamai Technologies, Inc.
75,000		Call, 01/18/19, Strike $70.00	525,000
165		Finisar Corp.
16,500		Call, 09/21/18, Strike $22.00	27,638

			552,638

		Other (0.4%)
		S&P 500 Index
2,000 200,000		Call, 03/29/18, Strike $2,850.00	7,850,000
2,000 200,000		Call, 06/15/18, Strike $3,000.00	3,030,000
1,500 150,000		Call, 02/28/18, Strike $2,825.00	5,272,500
500 50,000		Call, 04/30/18, Strike $2,900.00	1,492,500

			17,645,000

		TOTAL PURCHASED OPTIONS	25,466,728

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $24,303,143)	31,215,577

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.9%)
	Financials (0.6%)
200,000	2017 Mandatory Exchangeable Trust*
	5.188%, 12/01/20	$24,340,000
50,000	Virtus Investment Partners, Inc.
	7.250%, 02/01/20	5,450,000

		29,790,000

	Health Care (0.9%)
15,500	Allergan, PLC
	5.500%, 03/01/18	10,039,350
314,735	Becton Dickinson and Company~
	6.125%, 05/01/20	19,740,179
35,000	Teva Pharmaceutical Industries, Ltd.~
	7.000%, 12/15/18	13,269,900

		43,049,429

	Industrials (0.4%)
300,000	Rexnord Corp.
	5.750%, 11/15/19	18,399,000

	Information Technology (0.4%)
65,000	Belden, Inc.~
	6.750%, 07/15/19	7,226,050
100,000	MTS Systems Corp.
	8.750%, 07/01/19	12,089,400

		19,315,450

	Real Estate (0.3%)
12,856	Crown Castle International Corp.
	6.875%, 08/01/20	14,383,807

	Telecommunication Services (2.3%)
500,000	Alibaba Exchangeable (Softbank)*§
	5.750%, 06/03/19	114,810,150
150,000	Frontier Communications Corp.
	11.125%, 06/29/18	1,912,500

		116,722,650

	Utilities (1.0%)
60,597	Dominion Resources, Inc.^
	6.750%, 08/15/19	3,058,331
130,000	DTE Energy Company
	6.500%, 10/01/19	6,874,855
250,000	Dynegy, Inc.^
	7.000%	20,687,750
100,000	NextEra Energy, Inc.~
	6.371%, 09/01/18	7,096,000
147,059	Sempra Energy
	6.000%, 01/15/21	14,705,900

		52,422,836

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $238,115,491)	294,083,172

COMMON STOCKS (51.3%)
	Consumer Discretionary (7.1%)
41,866	Amazon.com, Inc.~#	60,742,961
75,298	Aptiv, PLC	7,144,274

NUMBER OF SHARES		VALUE

52,916	CarMax, Inc.~#	$3,776,615
62,402	Carnival Corp.~	4,468,607
14,851	Charter Communications, Inc. - Class A#	5,602,540
5,670	Chipotle Mexican Grill, Inc.#	1,841,389
627,563	Comcast Corp. - Class A~	26,690,254
118,724	D.R. Horton, Inc.~	5,823,412
38,792	Darden Restaurants, Inc.~	3,718,213
43,799	Dollar General Corp.~	4,516,553
45,254	Foot Locker, Inc.	2,224,234
420,101	Ford Motor Company~	4,608,508
53,587	Garmin, Ltd.	3,372,766
295,289	General Motors Company, Inc.	12,523,207
241,661	Home Depot, Inc.~	48,549,695
105,108	Johnson Controls International PLC	4,112,876
99,674	LKQ Corp.#	4,189,298
94,946	Lowe’s Companies, Inc.~	9,943,695
89,295	Macy’s, Inc.~	2,317,205
93,932	McDonald’s Corp.~	16,075,523
18,740	Mohawk Industries, Inc.~#	5,267,064
51,718	Netflix, Inc.#	13,979,376
178,912	Nike, Inc. - Class B~	12,205,377
5,468	Priceline Group, Inc.~#	10,455,089
28,046	PVH Corp.~	4,349,374
48,069	Ross Stores, Inc.~	3,960,405
36,393	Royal Caribbean Cruises, Ltd.	4,860,285
123,325	Starbucks Corp.~	7,006,093
103,760	Tapestry, Inc.~	4,880,870
80,994	Target Corp.~	6,092,369
86,658	Time Warner, Inc.~	8,262,840
45,298	TJX Companies, Inc.~	3,638,335
216,330	Twenty-First Century Fox, Inc. - Class A~	7,982,577
12,508	Ulta Salon Cosmetics & Fragrance, Inc.#	2,778,027
216,599	Walt Disney Company~	23,537,813
15,553	Whirlpool Corp.~	2,821,625

		354,319,344

	Consumer Staples (4.0%)
224,426	Altria Group, Inc.~	15,786,125
63,355	Archer-Daniels-Midland Company~	2,721,097
69,542	Church & Dwight Company, Inc.	3,397,127
389,946	Coca-Cola Company	18,557,530
78,405	Colgate-Palmolive Company~	5,820,787
18,728	Constellation Brands, Inc. - Class A	4,110,234
44,988	Costco Wholesale Corp.~	8,766,812
142,873	CVS Health Corp.~	11,242,676
67,174	General Mills, Inc.	3,929,007
36,393	Kellogg Company~^	2,478,727
33,586	Kimberly-Clark Corp.	3,929,562
65,338	Kraft Heinz Company	5,121,846
124,942	Kroger Company	3,793,239
173,751	Mondelez International, Inc. - Class A	7,714,545
61,257	Monster Beverage Corp.#	4,179,565
208,177	PepsiCo, Inc.~	25,043,693
244,346	Philip Morris International, Inc.~	26,201,222
261,853	Procter & Gamble Company	22,608,388
144,143	Wal-Mart Stores, Inc.~	15,365,644
87,950	Walgreens Boots Alliance, Inc.	6,619,117

		197,386,943

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Energy (3.2%)
57,116	Anadarko Petroleum Corp.~	$3,429,816
50,384	Apache Corp.~	2,260,730
50,433	Baker Hughes a GE Company	1,621,421
215,664	Chevron Corp.~	27,033,482
23,705	Cimarex Energy Company	2,659,701
23,562	Concho Resources, Inc.~#	3,709,601
128,834	ConocoPhillips~	7,576,728
93,391	Devon Energy Corp.	3,863,586
76,866	EOG Resources, Inc.~	8,839,590
567,021	Exxon Mobil Corp.~	49,500,933
99,723	Halliburton Company	5,355,125
229,547	Kinder Morgan, Inc.	4,127,255
81,819	Marathon Petroleum Corp.	5,667,602
76,279	National Oilwell Varco, Inc.~	2,797,914
72,792	Noble Energy, Inc.	2,221,612
84,021	Occidental Petroleum Corp.	6,299,054
35,796	Phillips 66~	3,665,510
16,018	Pioneer Natural Resources Company	2,929,852
137,164	Schlumberger, Ltd.	10,092,527
51,273	Valero Energy Corp.~	4,920,670
92,040	Williams Companies, Inc.	2,889,136

		161,461,845

	Financials (7.4%)
38,475	Aflac, Inc.~	3,393,495
60,033	Allstate Corp.~	5,929,459
143,415	American Express Company~	14,255,451
149,067	American International Group, Inc.~	9,528,363
103,404	Arthur J. Gallagher & Company	7,064,561
1,143,837	Bank of America Corp.~	36,602,784
149,204	Bank of New York Mellon Corp.	8,459,867
95,252	BB&T Corp.~	5,256,958
224,087	Berkshire Hathaway, Inc. - Class B#	48,039,771
13,413	BlackRock, Inc.~	7,535,423
12,871	Brighthouse Financial, Inc.#	827,090
72,791	Capital One Financial Corp.~	7,567,352
181,973	Charles Schwab Corp.~	9,706,440
42,671	Chubb Corp.~	6,663,077
294,558	Citigroup, Inc.~	23,116,912
53,066	Discover Financial Services	4,234,667
8,068	Equinix, Inc.	3,672,473
137,143	Fifth Third Bancorp~	4,539,433
33,870	Goldman Sachs Group, Inc.~	9,073,434
46,823	Hartford Financial Services Group, Inc.~	2,751,320
484,921	JPMorgan Chase & Company~	56,090,812
141,594	MetLife, Inc.~	6,806,424
208,070	Morgan Stanley~	11,766,359
60,051	PNC Financial Services Group, Inc.~	9,489,259
85,649	Prudential Financial, Inc.~	10,176,814
252,741	Regions Financial Corp.~	4,860,209
45,234	State Street Corp.~	4,983,430
62,430	SunTrust Banks, Inc.~	4,413,801
115,956	Synchrony Financial	4,601,134
28,904	Travelers Companies, Inc.~	4,333,288
528,659	Wells Fargo & Company~	34,775,189

		370,515,049

	Health Care (7.0%)
178,565	Abbott Laboratories~	11,099,600

NUMBER OF SHARES		VALUE

175,239	AbbVie, Inc.~	$19,665,321
61,872	Aetna, Inc.~	11,558,927
55,115	Alexion Pharmaceuticals, Inc.~#	6,576,322
79,456	Amgen, Inc.~	14,782,789
42,115	Anthem, Inc.~	10,438,203
64,744	Baxter International, Inc.	4,663,510
27,215	Biogen, Inc.~#	9,465,649
149,938	Bristol-Myers Squibb Company~	9,386,119
34,616	Cardinal Health, Inc.	2,485,083
84,838	Celgene Corp.#	8,582,212
54,592	Cerner Corp.~#	3,773,945
41,438	Cigna Corp.	8,633,607
37,828	DaVita, Inc.~#	2,952,097
39,655	Edwards Lifesciences Corp.~#	5,019,530
92,678	Eli Lilly and Company~	7,548,623
103,875	Express Scripts Holding Company~#	8,224,822
145,299	Gilead Sciences, Inc.	12,176,056
22,973	IDEXX Laboratories, Inc.#	4,296,870
23,547	Illumina, Inc.#	5,477,974
21,833	Incyte Corp.#	1,971,302
314,503	Johnson & Johnson~	43,461,170
28,648	Laboratory Corp. of America Holdings~#	4,999,076
23,850	McKesson Corp.	4,027,788
127,761	Medtronic, PLC	10,973,392
385,574	Merck & Company, Inc.	22,845,259
70,608	Patterson Companies, Inc.^	2,534,121
726,651	Pfizer, Inc.~	26,915,153
36,575	Quest Diagnostics, Inc.~	3,870,366
16,275	Regeneron Pharmaceuticals, Inc.~#	5,967,229
46,795	Stryker Corp.~	7,692,162
60,400	Thermo Fisher Scientific, Inc.~	13,536,244
95,252	UnitedHealth Group, Inc.	22,553,769
37,708	Varian Medical Systems, Inc.#	4,807,770
28,464	Vertex Pharmaceuticals, Inc.#	4,749,788
28,651	Zimmer Biomet Holdings, Inc.	3,642,115

		351,353,963

	Industrials (5.3%)
50,896	3M Company	12,749,448
81,885	Allegion, PLC	7,051,117
81,030	Boeing Company~	28,714,601
68,319	Caterpillar, Inc.~	11,120,967
103,986	CSX Corp.~	5,903,285
22,926	Cummins, Inc.~	4,310,088
67,172	Danaher Corp.	6,803,180
64,863	Deere & Company	10,794,501
156,808	Delta Air Lines, Inc.~	8,901,990
46,065	Eaton Corp., PLC	3,868,078
67,174	Emerson Electric Company~	4,851,978
39,201	FedEx Corp.	10,289,479
55,920	Fluor Corp.	3,394,344
82,318	Fortune Brands Home & Security, Inc.	5,838,816
33,891	General Dynamics Corp.	7,540,070
1,035,408	General Electric Company~	16,742,547
121,196	Honeywell International, Inc.	19,351,365
44,817	Illinois Tool Works, Inc.~	7,783,368
55,130	Jacobs Engineering Group, Inc.~	3,829,330
21,939	Lockheed Martin Corp.	7,785,054
147,296	Masco Corp.~	6,578,239
33,628	Norfolk Southern Corp.	5,073,793
79,170	Pentair, PLC	5,660,655
45,845	Rockwell Collins, Inc.	6,349,074

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

124,721	Southwest Airlines Company~	$7,583,037
14,386	TransDigm Group, Inc.^#	4,559,067
89,637	Union Pacific Corp.~	11,966,540
44,828	United Parcel Service, Inc. - Class B	5,707,501
90,250	United Technologies Corp.~	12,455,403
14,879	WW Grainger, Inc.	4,012,271
80,721	Xylem, Inc.	5,832,899

		263,402,085

	Information Technology (12.4%)
42,175	Accenture, PLC - Class A~	6,777,522
69,965	Activision Blizzard, Inc.	5,186,505
120,182	Advanced Micro Devices, Inc.^#	1,651,301
41,622	Akamai Technologies, Inc.~#	2,788,258
31,990	Alphabet, Inc. - Class A~#	37,819,218
32,073	Alphabet, Inc. - Class C~#	37,523,486
58,614	Amphenol Corp. - Class A~	5,437,621
548,113	Apple, Inc.~	91,770,560
82,909	Applied Materials, Inc.~	4,446,410
39,526	Autodesk, Inc.#	4,569,996
49,350	Broadcom, Ltd.	12,240,280
552,007	Cisco Systems, Inc.~	22,930,371
78,509	Cognizant Technology Solutions Corp. - Class A~	6,122,132
42,038	DXC Technology Company	4,184,883
119,235	eBay, Inc.#	4,838,556
21,863	F5 Networks, Inc.#	3,160,078
266,235	Facebook, Inc. - Class A~#	49,756,659
62,488	Fiserv, Inc.#	8,800,810
79,324	FLIR Systems, Inc.	4,062,182
180,264	Hewlett Packard Enterprise Company	2,956,330
251,646	HP, Inc.	5,868,385
643,460	Intel Corp.~	30,976,164
89,009	International Business Machines Corp.	14,570,773
92,492	Juniper Networks, Inc.~	2,418,666
23,636	Lam Research Corp.	4,526,767
109,135	MasterCard, Inc. - Class A	18,443,815
52,140	Microchip Technology, Inc.^	4,964,771
141,853	Micron Technology, Inc.~#	6,201,813
859,402	Microsoft Corp.~	81,651,784
70,560	NVIDIA Corp.	17,343,648
328,375	Oracle Corp.	16,940,866
119,234	PayPal Holdings, Inc.#	10,173,045
189,442	QUALCOMM, Inc.	12,929,416
40,487	Red Hat, Inc.~#	5,319,182
68,435	Salesforce.com, Inc.#	7,795,431
23,963	Skyworks Solutions, Inc.	2,329,443
88,388	Symantec Corp.~	2,406,805
57,682	TE Connectivity, Ltd.	5,914,135
54,973	Texas Instruments, Inc.~	6,028,889
316,677	Visa, Inc. - Class A~	39,340,784
45,801	Western Digital Corp.	4,075,373
41,856	Xilinx, Inc.	3,056,325

		620,299,438

	Materials (1.3%)
29,118	Air Products & Chemicals, Inc.~	4,902,598
31,849	Avery Dennison Corp.	3,907,235
106,597	Ball Corp.	4,080,533
235,611	DowDuPont, Inc.	17,807,479
218,279	Freeport-McMoRan, Inc.#	4,256,441
56,048	LyondellBasell Industries, NV - Class A	6,716,792

NUMBER OF SHARES		VALUE

53,860	Monsanto Company	$6,560,148
78,407	Mosaic Company~	2,140,511
78,054	Newmont Mining Corp.~	3,161,968
35,770	PPG Industries, Inc.	4,246,972
39,201	Praxair, Inc.	6,330,569

		64,111,246

	Real Estate (1.2%)
36,923	Alexandria Real Estate Equities, Inc.	4,788,913
42,115	American Tower Corp.~	6,220,386
77,380	Apartment Investment & Management Company	3,237,579
12,484	AvalonBay Communities, Inc.~	2,127,274
34,524	Crown Castle International Corp.	3,893,272
33,316	Digital Realty Trust, Inc.	3,729,726
38,084	Equity Residential	2,346,355
35,563	Federal Realty Investment Trust	4,296,010
63,415	Macerich Company	4,094,707
57,191	Prologis, Inc.~	3,723,706
15,442	Public Storage~	3,022,926
41,895	Realty Income Corp.	2,228,395
45,963	Simon Property Group, Inc.	7,508,975
69,537	UDR, Inc.	2,540,187
18,811	Vornado Realty Trust	1,348,372
34,498	Welltower, Inc.	2,068,845
101,389	Weyerhaeuser Company	3,806,143

		60,981,771

	Telecommunication Services (1.1%)
773,568	AT&T, Inc.~	28,970,122
105,336	CenturyLink, Inc.~	1,876,034
436,945	Verizon Communications, Inc.~	23,625,616

		54,471,772

	Utilities (1.3%)
328,092	AES Corp.~	3,792,744
70,606	American Electric Power Company, Inc.~	4,856,281
57,192	CMS Energy Corp.~	2,559,342
41,621	Consolidated Edison, Inc.	3,344,664
35,475	Dominion Resources, Inc.~	2,711,709
140,068	Duke Energy Corp.~	10,995,338
51,993	Edison International	3,251,122
72,792	Exelon Corp.~	2,803,220
129,085	FirstEnergy Corp.~	4,246,897
85,686	NextEra Energy, Inc.	13,574,376
172,461	NiSource, Inc.	4,256,337
62,429	PG&E Corp.#	2,648,862
62,430	Public Service Enterprise Group, Inc.~	3,238,244

		62,279,136

	TOTAL COMMON STOCKS (Cost $2,097,521,857)	2,560,582,592

EXCHANGE-TRADED FUND (1.0%)
	Other (1.0%)
180,050	SPDR S&P 500 ETF Trust (Cost $50,001,437)	50,756,095

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #
	Consumer Discretionary (0.0%)
2,000 200,000	Ctrip.com International, Ltd. Put, 06/15/18, Strike $30.00	$15,000

	Other (0.6%)
	S&P 500 Index
5,000 500,000	Put, 01/31/18, Strike $2,650.00	12,500
3,000 300,000	Put, 01/31/18, Strike $2,410.00	7,500
3,000 300,000	Put, 03/16/18, Strike $2,745.00	6,795,000
2,500 250,000	Put, 02/02/18, Strike $2,700.00	93,750
2,500 250,000	Put, 05/31/18, Strike $2,700.00	10,937,500
2,000 200,000	Put, 02/05/18, Strike $2,700.00	115,000
2,000 200,000	Put, 02/28/18, Strike $2,590.00	630,000
1,000 100,000	Put, 01/31/18, Strike $2,670.00	2,500
1,000 100,000	Put, 02/16/18, Strike $2,630.00	242,500
1,000 100,000	Put, 03/29/18, Strike $2,800.00	4,245,000
500 50,000	Put, 02/26/18, Strike $2,800.00	1,212,500
500 50,000	Put, 03/16/18, Strike $2,800.00	1,807,500

		26,101,250

	TOTAL PURCHASED OPTIONS (Cost $39,340,528)	26,116,250

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.7%)
17,487,067	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	17,492,313
17,689,882	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	17,689,882

	TOTAL SHORT TERM INVESTMENTS (Cost $35,182,195)	35,182,195

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
48,724,549		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $48,724,549)	$48,724,549

TOTAL INVESTMENTS (106.1%) (Cost $4,479,204,591)			5,292,919,346

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)			(48,724,549)

LIABILITIES, LESS OTHER ASSETS (-5.1%)			(253,568,211)

NET ASSETS (100.0%)			$4,990,626,586

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-35.8%) #
		Consumer Discretionary (-5.4%)
(51,007)		CalAtlantic Group, Inc.	(2,863,023)
(371,747)		Ctrip.com International, Ltd.	(17,390,325)
(22,383)		Horizon Global Corp.	(189,136)
(103,000)		Liberty Media Corp. / Liberty Formula One	(3,882,070)
(368,019)		Live Nation Entertainment, Inc.	(16,582,936)
(62,541)		M/I Homes, Inc.	(2,022,576)
(34,300)		Marriott Vacations Worldwide Corp.	(5,224,919)
(190,000)	EUR	Moncler S.p.A	(6,261,496)
(850,000)		New York Times Company	(19,762,500)
(46,565)		Priceline Group, Inc.	(89,034,608)
(165,000)		Shutterfly, Inc.	(11,244,750)
(1,203,222)		TAL Education Group	(39,188,941)
(150,094)		Tesla, Inc.	(53,179,805)
(31,000)		Vipshop Holdings, Ltd.	(512,430)
(48,000)		Wayfair, Inc. - Class A	(4,416,480)

			(271,755,995)

		Consumer Staples (-0.2%)
(100,000)		Herbalife, Ltd.	(8,299,000)

		Energy (-0.3%)
(1,039,000)		Chesapeake Energy Corp.	(3,636,500)
(95,000)		Golar LNG, Ltd.	(2,592,550)
(28,500)		Oil States International, Inc.	(912,000)
(585,000)		Renewable Energy Group, Inc.	(6,259,500)
(16,190)		SEACOR Holdings, Inc.	(754,130)

			(14,154,680)

		Financials (-1.1%)
(105,400)		AmTrust Financial Services, Inc.	(1,414,468)
(41,250)		Cowen Group, Inc.	(534,188)
(143,000)	EUR	Eurazeo, SA	(15,054,445)
(287,000)		Heritage Insurance Holdings, Inc.	(4,887,610)
(72,000)		LendingTree, Inc.	(26,485,200)
(81,100)		PRA Group, Inc.	(2,899,325)
(34,000)		Virtus Investment Partners, Inc.	(4,352,000)

			(55,627,236)

		Health Care (-4.7%)
(215,479)		Alder Biopharmaceuticals, Inc.	(3,049,028)
(210,000)		Allscripts Healthcare Solutions, Inc.	(3,131,100)
(186,000)		AMAG Pharmaceuticals, Inc.	(2,669,100)
(169,000)	EUR	Bayer, AG	(22,145,304)
(70,000)		Becton Dickinson and Company	(17,005,800)
(200,000)		Dermira, Inc.	(5,704,000)
(60,000)		DexCom, Inc.	(3,492,000)
(150,000)		Flexion Therapeutics, Inc.	(3,388,500)
(127,000)		Horizon Pharma, PLC	(1,847,850)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

(150,000)	Immunomedics, Inc.	$(2,500,500)
(372,700)	Innoviva, Inc.	(5,437,693)
(213,431)	Insmed, Inc.	(5,429,685)
(209,100)	Insulet Corp.	(16,002,423)
(12,000)	Intercept Pharmaceuticals, Inc.	(745,200)
(163,000)	Invacare Corp.	(2,999,200)
(135,500)	Ionis Pharmaceuticals, Inc.	(7,116,460)
(362,000)	Ironwood Pharmaceuticals, Inc.	(5,361,220)
(228,325)	Ligand Pharmaceuticals, Inc.	(35,988,587)
(312,000)	Medicines Company	(10,336,560)
(136,500)	Medidata Solutions, Inc.	(9,297,015)
(235,140)	Molina Healthcare, Inc.	(21,482,390)
(108,371)	Neurocrine Biosciences, Inc.	(9,262,469)
(135,500)	NuVasive, Inc.	(6,621,885)
(37,500)	Pacira Pharmaceuticals, Inc.	(1,365,000)
(130,973)	Quidel Corp.	(5,995,944)
(155,000)	Sarepta Therapeutics, Inc.	(10,158,700)
(346,300)	Teva Pharmaceutical Industries, Ltd.	(7,067,983)
(505,717)	Wright Medical Group, NV	(11,505,062)

		(237,106,658)

	Industrials (-1.9%)
(391,918)	51job, Inc.	(27,469,533)
(155,659)	Aerojet Rocketdyne Holdings, Inc.	(4,280,622)
(116,500)	Air Transport Services Group, Inc.	(2,896,190)
(254,628)	Greenbrier Companies, Inc.	(12,769,594)
(30,000)	Meritor, Inc.	(818,400)
(25,000)	Patrick Industries, Inc.	(1,601,250)
(535,000)	Rexnord Corp.	(15,038,850)
(762,700)	Trinity Industries, Inc.	(26,290,269)
(117,000)	Tutor Perini Corp.	(2,895,750)

		(94,060,458)

	Information Technology (-19.5%)
(2,283,100)	Advanced Micro Devices, Inc.	(31,369,794)
(530,000)	Alibaba Group Holding, Ltd.	(108,273,700)
(220,200)	Altaba, Inc.	(17,589,576)
(75,000)	Belden, Inc.	(6,357,750)
(146,000)	Blackhawk Network Holdings, Inc.	(6,635,700)
(149,700)	CalAmp Corp.	(3,664,656)
(38,999)	Cardtronics, PLC - Class A	(953,916)
(612,400)	Ciena Corp.	(13,031,872)
(131,366)	Citrix Systems, Inc.	(12,185,510)
(39,400)	Cornerstone OnDemand, Inc.	(1,620,522)
(105,000)	CSG Systems International, Inc.	(4,742,850)
(794,000)	Cypress Semiconductor Corp.	(13,728,260)
(40,000)	Electronics For Imaging, Inc.	(1,169,600)
(50,900)	Envestnet, Inc.	(2,735,875)
(53,700)	Euronet Worldwide, Inc.	(5,040,819)
(51,300)	Finisar Corp.	(921,348)
(31,000)	FireEye, Inc.	(467,480)
(127,000)	HubSpot, Inc.	(12,325,350)
(18,100)	IAC/InterActiveCorp	(2,623,957)
(104,100)	Inphi Corp.	(3,109,467)
(213,498)	Integrated Device Technology, Inc.	(6,383,590)
(1,400,500)	Intel Corp.	(67,420,070)
(185,000)	Lumentum Holdings, Inc.	(8,565,500)
(77,700)	MercadoLibre, Inc.	(30,077,670)
(813,000)	Microchip Technology, Inc.	(77,413,860)
(2,487,300)	Micron Technology, Inc.	(108,744,756)
(190,500)	MTS Systems Corp.	(9,877,425)
(55,000)	Nice, Ltd.	(5,010,500)
(289,700)	Nuance Communications, Inc.	(5,159,557)
(63,000)	Nutanix, Inc.	(2,022,300)

NUMBER OF SHARES			VALUE

(48,773)		NXP Semiconductors, NV	$(5,868,367)
(785,000)		ON Semiconductor Corp.	(19,420,900)
(49,800)		OSI Systems, Inc.	(3,290,784)
(86,500)		Palo Alto Networks, Inc.	(13,655,755)
(290,500)		Quotient Technology, Inc.	(3,427,900)
(825,000)		Rambus, Inc.	(10,419,750)
(303,300)		RealPage, Inc.	(15,089,175)
(125,000)		Red Hat, Inc.	(16,422,500)
(821,409)		Salesforce.com, Inc.	(93,566,699)
(391,100)		ServiceNow, Inc.	(58,223,057)
(112,600)		Silicon Laboratories, Inc.	(10,832,120)
(66,219)		SINA Corp.	(7,764,178)
(1,002,200)		Square, Inc. - Class A	(47,013,202)
(79,000)		Synaptics, Inc.	(3,423,860)
(142,300)		Teradyne, Inc.	(6,523,032)
(67,500)		TiVo Corp.	(941,625)
(951,000)		TTM Technologies, Inc.	(15,681,990)
(444,600)		Viavi Solutions, Inc.	(3,814,668)
(92,000)		Weibo Corp.	(11,920,440)
(421,800)		Workday, Inc. - Class A	(50,569,602)
(113,700)		Zillow Group, Inc. - Class C	(5,055,102)

			(972,147,936)

		Materials (-1.0%)
(662,000)		Allegheny Technologies, Inc.	(17,847,520)
(725,000)	GBP	Anglo American, PLC	(17,574,664)
(231,615)		Arconic, Inc.	(6,962,347)
(378,000)		B2Gold Corp.	(1,141,560)
(85,500)		Pretium Resources, Inc.	(595,080)
(340,000)		TimkenSteel Corp.	(5,504,600)

			(49,625,771)

		Real Estate (-0.9%)
(582,700)		American Homes 4 Rent	(12,114,333)
(90,000)		Crown Castle International Corp.	(10,149,300)
(35,000)		Extra Space Storage, Inc.	(2,921,800)
(449,499)		Invitation Homes, Inc.	(10,109,232)
(144,900)		iStar, Inc.	(1,528,695)
(345,048)		Starwood Property Trust, Inc.	(7,035,529)

			(43,858,889)

		Telecommunication Services (0.0%)
(306,000)	EUR	Koninklijke KPN, NV	(1,072,302)

		Utilities (-0.8%)
(30,000)		Dominion Resources, Inc.	(2,293,200)
(42,000)		DTE Energy Company	(4,436,880)
(1,240,000)		Dynegy, Inc.	(15,524,800)
(39,000)		NextEra Energy, Inc.	(6,178,380)
(100,000)		Sempra Energy	(10,702,000)

			(39,135,260)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,318,135,110)	(1,786,844,185)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-5.0%) #
	Consumer Discretionary (-0.1%)
15,000 1,500,000	Vipshop Holdings, Ltd. Call, 01/18/19, Strike $17.00	$(5,025,000)

	Energy (0.0%)
2,500 250,000	Nabors Industries, Ltd. Call, 01/18/19, Strike $12.00	(143,750)
3,000 300,000	Oasis Petroleum, Inc. Call, 01/17/20, Strike $12.00	(562,500)

		(706,250)

	Health Care (-0.1%)
400 40,000	Dermira, Inc. Call, 03/16/18, Strike $40.00	(106,000)
3,000 300,000	Immunomedics, Inc. Call, 01/18/19, Strike $10.00	(2,445,000)
800 80,000	Radius Health, Inc. Call, 01/18/19, Strike $40.00	(508,000)

		(3,059,000)

	Industrials (0.0%)
300 30,000	Meritor, Inc. Call, 05/18/18, Strike $25.00	(114,000)
2,500 250,000	Navistar International Corp. Call, 01/18/19, Strike $45.00	(2,012,500)

		(2,126,500)

	Information Technology (0.0%)
1,500 150,000	Akamai Technologies, Inc. Call, 01/18/19, Strike $80.00	(540,000)
330 33,000	Finisar Corp. Call, 09/21/18, Strike $26.00	(23,925)
300 30,000	NXP Semiconductors, NV Call, 01/18/19, Strike $115.00	(385,500)

		(949,425)

	Information Technology (0.0%)
	Advanced Micro Devices, Inc.
3,453 345,300	Put, 01/18/19, Strike $10.00	(271,061)
2,000 200,000	Call, 01/18/19, Strike $7.00	(1,415,000)

		(1,686,061)

	Materials (0.0%)
2,500 250,000	First Majestic Silver Corp. Call, 01/17/20, Strike $10.00	(275,000)

		(275,000)

	Other (-4.8%)
	S&P 500 Index
6,500 650,000	Put, 01/31/18, Strike $2,500.00	(16,250)
2,500 250,000	Put, 02/02/18, Strike $2,650.00	(62,500)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

2,500 250,000	Put, 05/31/18, Strike $2,500.00	$(4,937,500)
2,500 250,000	Call, 06/15/18, Strike $2,600.00	(65,412,500)
2,000 200,000	Call, 06/29/18, Strike $2,600.00	(53,430,000)
2,000 200,000	Call, 12/21/18, Strike $2,700.00	(48,410,000)
2,000 200,000	Call, 12/21/18, Strike $2,600.00	(63,490,000)
1,000 100,000	Put, 03/29/18, Strike $2,600.00	(1,100,000)

		(236,858,750)

	TOTAL WRITTEN OPTIONS (Premium $167,184,604)	(250,685,986)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	04/26/18	12,388,000	17,646,781	52,604
Bank of New York	European Monetary Unit	04/26/18	42,768,000	53,394,917	280,505

					$333,109

NOTES TO SCHEDULE OF INVESTMENTS
~

Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such

securities is $1,153,676,595.

^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.4%)
	Health Care (0.4%)
89	Allergan, PLC
	5.500%, 03/01/18 (Cost $55,535)	$57,645

COMMON STOCKS (106.9%)
	Consumer Discretionary (14.9%)
234	Amazon.com, Inc.#~	339,508
408	Aptiv, PLC	38,711
332	CarMax, Inc.#	23,695
372	Carnival Corp.	26,639
81	Charter Communications, Inc. - Class A#	30,557
30	Chipotle Mexican Grill, Inc.#	9,743
3,414	Comcast Corp. - Class A~	145,197
644	D.R. Horton, Inc.	31,588
212	Darden Restaurants, Inc.	20,320
240	Dollar General Corp.	24,749
237	Foot Locker, Inc.	11,649
2,393	Ford Motor Company	26,251
285	Garmin, Ltd.	17,938
1,594	General Motors Company, Inc.	67,602
1,316	Home Depot, Inc.~	264,384
570	Johnson Controls International PLC	22,304
532	LKQ Corp.#	22,360
546	Lowe’s Companies, Inc.	57,183
483	Macy’s, Inc.	12,534
512	McDonald’s Corp.	87,624
103	Mohawk Industries, Inc.#	28,949
284	Netflix, Inc.#	76,765
921	Nike, Inc. - Class B	62,831
31	Priceline Group, Inc.#	59,274
154	PVH Corp.	23,882
260	Ross Stores, Inc.	21,421
213	Royal Caribbean Cruises, Ltd.	28,446
670	Starbucks Corp.	38,063
558	Tapestry, Inc.	26,248
456	Target Corp.	34,300
651	Time Warner, Inc.	62,073
230	TJX Companies, Inc.	18,474
1,178	Twenty-First Century Fox, Inc. - Class A~	43,468
67	Ulta Salon Cosmetics & Fragrance, Inc.#	14,881
1,181	Walt Disney Company~	128,339
89	Whirlpool Corp.	16,146

		1,964,096

	Consumer Staples (8.2%)
1,220	Altria Group, Inc.~	85,815
346	Archer-Daniels-Midland Company	14,861
376	Church & Dwight Company, Inc.	18,368
2,119	Coca-Cola Company~	100,843
424	Colgate-Palmolive Company	31,478
102	Constellation Brands, Inc. - Class A	22,386
250	Costco Wholesale Corp.	48,717
776	CVS Health Corp.~	61,063
365	General Mills, Inc.	21,349
196	Kellogg Company	13,350
183	Kimberly-Clark Corp.	21,411

NUMBER OF SHARES		VALUE

354	Kraft Heinz Company	$27,750
680	Kroger Company	20,645
941	Mondelez International, Inc. - Class A	41,780
332	Monster Beverage Corp.#	22,652
1,132	PepsiCo, Inc.~	136,180
1,350	Philip Morris International, Inc.~	144,760
1,424	Procter & Gamble Company~	122,948
785	Wal-Mart Stores, Inc.~	83,681
479	Walgreens Boots Alliance, Inc.~	36,050

		1,076,087

	Energy (6.6%)
311	Anadarko Petroleum Corp.	18,676
273	Apache Corp.	12,250
273	Baker Hughes a GE Company	8,777
1,173	Chevron Corp.~	147,036
126	Cimarex Energy Company	14,137
125	Concho Resources, Inc.#	19,680
699	ConocoPhillips	41,108
508	Devon Energy Corp.	21,016
418	EOG Resources, Inc.	48,070
3,114	Exxon Mobil Corp.~	271,852
542	Halliburton Company	29,105
884	Kinder Morgan, Inc.	15,894
445	Marathon Petroleum Corp.	30,825
404	National Oilwell Varco, Inc.	14,819
393	Noble Energy, Inc.	11,994
456	Occidental Petroleum Corp.	34,186
192	Phillips 66	19,661
86	Pioneer Natural Resources Company	15,730
748	Schlumberger, Ltd.	55,038
272	Valero Energy Corp.~	26,104
509	Williams Companies, Inc.~	15,977

		871,935

	Financials (15.3%)
185	Aflac, Inc.	16,317
285	Allstate Corp.~	28,149
785	American Express Company~	78,029
797	American International Group, Inc.	50,944
558	Arthur J. Gallagher & Company	38,123
6,330	Bank of America Corp.~	202,560
812	Bank of New York Mellon Corp.	46,040
517	BB&T Corp.~	28,533
1,217	Berkshire Hathaway, Inc. - Class B#~	260,900
72	BlackRock, Inc.	40,450
69	Brighthouse Financial, Inc.#	4,434
393	Capital One Financial Corp.	40,856
988	Charles Schwab Corp.	52,700
232	Chubb Corp.	36,227
1,604	Citigroup, Inc.~	125,882
285	Discover Financial Services	22,743
42	Equinix, Inc.	19,118
746	Fifth Third Bancorp	24,693
184	Goldman Sachs Group, Inc.	49,292
252	Hartford Financial Services Group, Inc.	14,808
2,630	JPMorgan Chase & Company~	304,212
771	MetLife, Inc.	37,062
1,116	Morgan Stanley	63,110
321	PNC Financial Services Group, Inc.	50,724

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

465	Prudential Financial, Inc.	$55,251
1,372	Regions Financial Corp.	26,384
245	State Street Corp.	26,992
337	SunTrust Banks, Inc.	23,826
689	Synchrony Financial	27,339
155	Travelers Companies, Inc.	23,238
2,885	Wells Fargo & Company~	189,775

		2,008,711

	Health Care (14.6%)
971	Abbott Laboratories~	60,357
987	AbbVie, Inc.~	110,761
334	Aetna, Inc.~	62,398
303	Alexion Pharmaceuticals, Inc.#	36,154
429	Amgen, Inc.	79,815
226	Anthem, Inc.	56,014
350	Baxter International, Inc.	25,211
148	Biogen, Inc.#~	51,476
808	Bristol-Myers Squibb Company~	50,581
193	Cardinal Health, Inc.	13,855
453	Celgene Corp.#	45,825
293	Cerner Corp.#	20,255
226	Cigna Corp.	47,087
208	DaVita, Inc.#	16,232
212	Edwards Lifesciences Corp.#	26,835
504	Eli Lilly and Company	41,051
564	Express Scripts Holding Company#	44,658
791	Gilead Sciences, Inc.	66,286
124	IDEXX Laboratories, Inc.#	23,193
126	Illumina, Inc.#	29,313
118	Incyte Corp.#	10,654
1,810	Johnson & Johnson~	250,124
155	Laboratory Corp. of America Holdings#	27,048
130	McKesson Corp.	21,954
654	Medtronic, PLC	56,172
2,097	Merck & Company, Inc.~	124,247
373	Patterson Companies, Inc.	13,387
4,058	Pfizer, Inc.~	150,308
200	Quest Diagnostics, Inc.	21,164
89	Regeneron Pharmaceuticals, Inc.#	32,632
250	Stryker Corp.	41,095
327	Thermo Fisher Scientific, Inc.	73,284
517	UnitedHealth Group, Inc.~	122,415
200	Varian Medical Systems, Inc.#~	25,500
154	Vertex Pharmaceuticals, Inc.#~	25,698
155	Zimmer Biomet Holdings, Inc.~	19,704

		1,922,743

	Industrials (10.9%)
272	3M Company	68,136
434	Allegion, PLC	37,372
439	Boeing Company~	155,568
372	Caterpillar, Inc.	60,554
564	CSX Corp.	32,018
125	Cummins, Inc.	23,500
365	Danaher Corp.	36,967
353	Deere & Company	58,746
854	Delta Air Lines, Inc.	48,482
246	Eaton Corp., PLC	20,657
365	Emerson Electric Company	26,364
213	FedEx Corp.	55,908
303	Fluor Corp.	18,392

NUMBER OF SHARES		VALUE

435	Fortune Brands Home & Security, Inc.	$30,855
186	General Dynamics Corp.	41,381
5,681	General Electric Company~	91,862
659	Honeywell International, Inc.	105,222
242	Illinois Tool Works, Inc.	42,028
303	Jacobs Engineering Group, Inc.	21,046
123	Lockheed Martin Corp.	43,647
797	Masco Corp.	35,594
187	Norfolk Southern Corp.	28,215
432	Pentair, PLC	30,888
247	Rockwell Collins, Inc.	34,207
682	Southwest Airlines Company	41,466
79	TransDigm Group, Inc.	25,036
485	Union Pacific Corp.~	64,747
241	United Parcel Service, Inc. - Class B~	30,684
491	United Technologies Corp.~	67,763
83	WW Grainger, Inc.	22,382
426	Xylem, Inc.~	30,783

		1,430,470

	Information Technology (26.4%)
227	Accenture, PLC - Class A	36,479
378	Activision Blizzard, Inc.	28,021
647	Advanced Micro Devices, Inc.#~^	8,890
223	Akamai Technologies, Inc.#	14,939
183	Alphabet, Inc. - Class A#~	216,346
174	Alphabet, Inc. - Class C#~	203,570
318	Amphenol Corp. - Class A	29,501
3,031	Apple, Inc.~	507,480
544	Applied Materials, Inc.~	29,175
212	Autodesk, Inc.#	24,511
252	Broadcom, Ltd.	62,504
2,927	Cisco Systems, Inc.~	121,588
426	Cognizant Technology Solutions Corp. - Class A~	33,219
206	DXC Technology Company	20,507
646	eBay, Inc.#	26,215
119	F5 Networks, Inc.#	17,200
1,820	Facebook, Inc. - Class A#~	340,140
339	Fiserv, Inc.#	47,745
428	FLIR Systems, Inc.	21,918
887	Hewlett Packard Enterprise Company	14,547
1,375	HP, Inc.	32,065
3,518	Intel Corp.~	169,357
484	International Business Machines Corp.	79,231
498	Juniper Networks, Inc.	13,023
129	Lam Research Corp.	24,706
595	MasterCard, Inc. - Class A	100,555
282	Microchip Technology, Inc.	26,852
777	Micron Technology, Inc.#	33,970
4,692	Microsoft Corp.~	445,787
373	NVIDIA Corp.	91,683
1,870	Oracle Corp.~	96,473
646	PayPal Holdings, Inc.#	55,117
1,041	QUALCOMM, Inc.	71,048
222	Red Hat, Inc.#	29,166
367	Salesforce.com, Inc.#	41,805
131	Skyworks Solutions, Inc.	12,735
480	Symantec Corp.	13,070
317	TE Connectivity, Ltd.	32,502
346	Texas Instruments, Inc.	37,946
1,836	Visa, Inc. - Class A~	228,086

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

254	Western Digital Corp.~	$22,601
225	Xilinx, Inc.~	16,429

		3,478,702

	Materials (2.6%)
156	Air Products & Chemicals, Inc.	26,266
169	Avery Dennison Corp.	20,733
576	Ball Corp.~	22,049
1,281	DowDuPont, Inc.~	96,818
1,174	Freeport-McMoRan, Inc.#~	22,893
303	LyondellBasell Industries, NV - Class A	36,312
290	Monsanto Company	35,322
424	Mosaic Company	11,575
419	Newmont Mining Corp.	16,974
195	PPG Industries, Inc.	23,152
213	Praxair, Inc.	34,397

		346,491

	Real Estate (2.5%)
201	Alexandria Real Estate Equities, Inc.	26,070
226	American Tower Corp.	33,380
410	Apartment Investment & Management Company	17,154
70	AvalonBay Communities, Inc.	11,928
188	Crown Castle International Corp.	21,201
179	Digital Realty Trust, Inc.	20,039
204	Equity Residential	12,568
186	Federal Realty Investment Trust	22,469
358	Macerich Company	23,116
309	Prologis, Inc.	20,119
87	Public Storage	17,031
220	Realty Income Corp.	11,702
249	Simon Property Group, Inc.	40,679
371	UDR, Inc.	13,553
107	Vornado Realty Trust	7,670
188	Welltower, Inc.	11,274
549	Weyerhaeuser Company~	20,610

		330,563

	Telecommunication Services (2.3%)
4,317	AT&T, Inc.~	161,672
575	CenturyLink, Inc.	10,241
2,377	Verizon Communications, Inc.	128,524

		300,437

	Utilities (2.6%)
1,769	AES Corp.~	20,450
384	American Electric Power Company, Inc.	26,412
308	CMS Energy Corp.	13,783
223	Consolidated Edison, Inc.	17,920
191	Dominion Resources, Inc.	14,600
760	Duke Energy Corp.	59,660
284	Edison International	17,759
393	Exelon Corp.	15,134
702	FirstEnergy Corp.	23,096
465	NextEra Energy, Inc.	73,665
933	NiSource, Inc.	23,026
337	PG&E Corp.	14,299

NUMBER OF SHARES		VALUE

338	Public Service Enterprise Group, Inc.	$17,532

		337,336

	TOTAL COMMON STOCKS (Cost $10,860,985)	14,067,571

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (2.1%) #
	Other (2.1%)
	S&P 500 Index
25 2,500	Put, 01/31/18, Strike $2,650.00	62
20 2,000	Put, 03/16/18, Strike $2,745.00	45,300
16 1,600	Put, 02/28/18, Strike $2,690.00	12,240
16 1,600	Call, 03/29/18, Strike $2,850.00	62,800
15 1,500	Call, 06/15/18, Strike $3,000.00	22,725
10 1,000	Put, 02/02/18, Strike $2,700.00	375
10 1,000	Call, 02/28/18, Strike $2,825.00	35,150
6 600	Put, 03/29/18, Strike $2,800.00	25,470
6 600	Put, 05/31/18, Strike $2,700.00	26,250
5 500	Put, 01/31/18, Strike $2,410.00	13
5 500	Put, 02/05/18, Strike $2,700.00	287
5 500	Put, 03/16/18, Strike $2,800.00	18,075
5 500	Call, 03/29/18, Strike $2,925.00	5,825
5 500	Call, 04/30/18, Strike $2,900.00	14,925
3 300	Put, 02/26/18, Strike $2,800.00	7,275

		276,772

	TOTAL PURCHASED OPTIONS (Cost $287,873)	276,772

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.4%)
23,538	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	23,545
23,532	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	23,532

	TOTAL SHORT TERM INVESTMENTS (Cost $47,077)	47,077

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.0%)
1,948	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,948)	$1,948

TOTAL INVESTMENTS (109.8%) (Cost $11,253,418)		14,451,013

PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)		(1,948)

LIABILITIES, LESS OTHER ASSETS (-9.8%)		(1,292,366)

NET ASSETS (100.0%)		$13,156,699

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-9.8%) #
	Other (-9.8%)
	S&P 500 Index
20 2,000	Put, 01/31/18, Strike $2,500.00	(50)
15 1,500	Call, 06/15/18, Strike $2,600.00	(392,475)
11 1,100	Call, 12/21/18, Strike $2,700.00	(266,255)
11 1,100	Call, 12/21/18, Strike $2,600.00	(349,195)
10 1,000	Put, 02/02/18, Strike $2,650.00	(250)
10 1,000	Call, 06/29/18, Strike $2,600.00	(267,150)
6 600	Put, 03/29/18, Strike $2,600.00	(6,600)
6 600	Put, 05/31/18, Strike $2,500.00	(11,850)

	TOTAL WRITTEN OPTIONS (Premium $832,125)	$(1,293,825)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $5,366,374.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (85.1%)
		Consumer Discretionary (12.1%)
29,000	EUR	Adidas, AG	$6,738,877
95,000		Adtalem Global Education, Inc.#~	4,370,000
202,000		CarMax, Inc.#~	14,416,740
77,300		Expedia, Inc.~	9,895,173
263,500		MGM Resorts International~	9,604,575
23,700		Netflix, Inc.#	6,406,110
3,100		Priceline Group, Inc.#	5,927,355
37,500		Tesla, Inc.#~^	13,286,625
49,800		Ulta Salon Cosmetics & Fragrance, Inc.#~	11,060,580

			81,706,035

		Financials (34.1%)
31,000		Affiliated Managers Group, Inc.~	6,188,530
125,500		American International Group, Inc.	8,021,960
465,000		Bank of America Corp.~	14,880,000
515,500	EUR	Credit Agricole, SA	9,719,065
81,500		Discover Financial Services~	6,503,700
434,000		E*TRADE Financial Corp.#~	22,871,800
98,000		Evercore, Inc. - Class A~	9,853,900
79,000		First Republic Bank~	7,074,450
95,500		Goldman Sachs Group, Inc.~	25,583,495
355,000	EUR	ING Groep, NV	6,970,516
147,500		Intercontinental Exchange, Inc.~	10,891,400
226,500		JPMorgan Chase & Company~	26,199,255
155,000		Marsh & McLennan Companies, Inc.	12,945,600
394,500		Morgan Stanley~	22,308,975
370,500		Radian Group, Inc.~	8,176,935
1,211,000		SLM Corp.#~	13,853,840
634,500		UBS Group, AG#~^	12,893,040
222,000	EUR	UniCredit S.p.A#	4,894,565

			229,831,026

		Health Care (12.9%)
70,000		Alexion Pharmaceuticals, Inc.#~	8,352,400
71,700		Allergan, PLC	12,924,642
270,000		Bristol-Myers Squibb Company~	16,902,000
44,500		Humana, Inc.	12,541,435
103,000		Johnson & Johnson~	14,233,570
85,500		Laboratory Corp. of America Holdings#~	14,919,750
18,700		Regeneron Pharmaceuticals, Inc.#~	6,856,355

			86,730,152

		Industrials (6.2%)
248,500		Air Lease Corp.~	12,082,070
331,500		Delta Air Lines, Inc.~	18,819,255
166,500		United Continental Holdings, Inc.#~	11,292,030

			42,193,355

		Information Technology (18.5%)
12,800		Alphabet, Inc. - Class A#~	15,132,416
158,500		Apple, Inc.~	26,537,655
184,000		Callidus Software, Inc.#	6,614,800
560,500		Canadian Solar, Inc.#~^	8,637,305
35,800		Ellie Mae, Inc.#	3,347,300
108,700		Lumentum Holdings, Inc.#^	5,032,810

NUMBER OF SHARES			VALUE

347,000		NCR Corp.#~	$13,015,970
250,000		Oracle Corp.~	12,897,500
137,500		Workday, Inc. - Class A#~	16,484,875
77,500		Xilinx, Inc.	5,659,050
300,000		Zendesk, Inc.#~	11,556,000

			124,915,681

		Real Estate (1.3%)
200,300		CBRE Group, Inc. - Class A#~	9,151,707

		TOTAL COMMON STOCKS (Cost $512,363,227)	574,527,956

RIGHTS (0.1%) #
		Financials (0.1%)
222,000		Unicredit S.p.A. (Cost $—)	388,630

EXCHANGE-TRADED FUND (3.6%)
		Other (3.6%)
390,500		Vanguard FTSE Europe ETF~ (Cost $18,760,107)	24,398,440

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.7%) #
		Consumer Discretionary (0.1%)
498 49,800		Ulta Beauty, Inc. Put, 03/16/18, Strike $210.00	343,620

		Financials (0.1%)
5,160 516,000	EUR	Credit Agricole, SA Call, 02/16/18, Strike 16.00	44,845
2,170 217,000		E Trade Financial Corp. Put, 03/02/18, Strike $52.50	317,905

			362,750

		Health Care (0.1%)
260 26,000		Alexion Pharmaceuticals, Inc. Put, 07/20/18, Strike $120.00	323,700
2,700 270,000		Bristol-Myers Squibb Company Put, 03/16/18, Strike $60.00	552,150
223 22,300		Humana, Inc. Put, 03/16/18, Strike $280.00	219,655

			1,095,505

		Information Technology (0.1%)
1,585 158,500		Apple, Inc. Put, 02/02/18, Strike $165.00	459,650
795 79,500		Facebook, Inc. Call, 02/02/18, Strike $185.00	492,900

			952,550

		Other (0.3%)
8,250 825,000		SPDR S&P 500 ETF Trust Put, 02/02/18, Strike $274.00	45,375

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

4,800 480,000	Put, 02/02/18, Strike $283.50	$849,600
4,600 460,000	Put, 02/16/18, Strike $280.00	878,600

		1,773,575

	TOTAL PURCHASED OPTIONS (Cost $5,131,139)	4,528,000

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (7.0%)
23,625,924	Fidelity Prime Money Market Fund
	- Institutional Class, 1.51%***	23,633,011
23,606,090	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.21%***	23,606,090

	TOTAL SHORT TERM INVESTMENTS (Cost $47,239,101)	47,239,101

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)
11,484,315	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $11,484,315)	11,484,315

TOTAL INVESTMENTS (98.2%) (Cost $594,977,889)		662,566,442

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.7%)		(11,484,315)

OTHER ASSETS, LESS LIABILITIES (3.5%)		23,490,035

NET ASSETS (100.0%)		$674,572,162

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-0.4%) #
	Other (-0.4%)
(76,500)	Gibraltar Industries, Inc. (Proceeds $(2,522,562))	(2,838,150)

EXCHANGE-TRADED FUNDS SOLD SHORT (-56.8%) #
	Other (-56.8%)
(268,500)	Health Care Select Sector SPDR Fund	(23,654,850)
(225,000)	iShares China Large-Cap ETF	(11,850,750)
(539,000)	iShares Edge MSCI Min Vol USA ETF	(29,440,180)
(337,400)	PowerShares QQQ	(57,155,560)
(924,600)	SPDR S&P 500 ETF Trust	(260,644,740)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $333,491,980)	(382,746,080)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-0.4%) #
		Consumer Discretionary (-0.1%)
498 49,800		Ulta Beauty, Inc. Put, 02/16/18, Strike $227.50	$(443,220)

		Financials (-0.1%)
2,200 220,000		Brighthouse Financial, Inc. Put, 02/16/18, Strike $60.00	(192,500)
1,720 172,000	EUR	Credit Agricole, SA Put, 02/16/18, Strike 15.50	(106,773)
1,405 140,500		Discover Financial Services Call, 02/16/18, Strike $80.00	(189,675)

			(488,948)

		Health Care (-0.1%)
520 52,000		Alexion Pharmaceuticals, Inc. Put, 02/16/18, Strike $120.00	(231,400)
		Humana, Inc.
580 58,000		Put, 04/20/18, Strike $260.00	(321,900)
445 44,500		Call, 03/16/18, Strike $305.00	(147,963)

			(701,263)

		Industrials (0.0%)
335 33,500		United Continental Holdings, Inc. Put, 02/16/18, Strike $76.00	(276,375)

		Information Technology (0.0%)
		Apple, Inc.
1,585 158,500		Call, 03/16/18, Strike $195.00	(105,402)
1,585 158,500		Put, 04/20/18, Strike $145.00	(235,373)

			(340,775)

		Other (-0.1%)
		SPDR S&P 500 ETF Trust
8,250 825,000		Put, 02/16/18, Strike $265.00	(231,000)
8,250 825,000		Put, 02/16/18, Strike $260.00	(152,625)
4,123 412,300		Put, 02/16/18, Strike $250.00	(39,168)
1,200 120,000		Call, 02/02/18, Strike $285.50	(18,000)

			(440,793)

		TOTAL WRITTEN OPTIONS (Premium $3,322,444)	(2,691,374)

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $285,042,441.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of sixteen series, Growth Fund, Opportunistic Value Fund, Dividend Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, Market Neutral Income Fund, Hedged Equity Income Fund, and Phineus Long/Short Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C, and Class I shares of each of the Funds.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2018 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$1,247,849,782	$544,367,603	$(8,970,989)	$535,396,614
Opportunistic Value Fund	45,536,467	10,070,557	(356,026)	9,714,531
Dividend Growth Fund	20,271,619	7,449,315	(253,825)	7,195,490
International Growth Fund	291,877,287	88,842,889	(2,226,022)	86,616,867
Evolving World Growth Fund	228,222,059	94,540,750	(4,195,832)	90,344,918
Emerging Market Equity Fund	14,529,567	5,628,148	(108,487)	5,519,661
Global Equity Fund	89,057,131	41,693,899	(560,763)	41,133,136
Growth and Income Fund	1,651,485,303	563,531,668	(31,874,475)	531,657,193
Global Growth and Income Fund	188,939,125	50,973,397	(3,497,197)	47,476,200
Convertible Fund	577,377,672	83,573,931	(19,594,723)	63,979,208
Global Convertible Fund	115,715,316	10,764,936	(2,625,715)	8,139,221
Total Return Bond Fund	70,008,053	532,462	(827,304)	(294,842)
High Income Opportunities Fund	65,085,608	1,347,038	(2,169,883)	(822,845)
Market Neutral Income Fund	2,993,884,877	1,053,297,830	(791,793,532)	261,504,298
Hedged Equity Income Fund	10,421,293	3,457,126	(721,231)	2,735,895
Phineus Long/Short Fund	255,547,900	74,864,105	(56,166,011)	18,698,094

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Fair Value Measurements

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$—	$19,054,755	$—	$19,054,755
Common Stocks U.S.	1,708,975,009	—	—	1,708,975,009
Purchased Options	4,451,520	—	—	4,451,520
Short Term Investments	9,484,506	—	—	9,484,506
Investment of Cash Collateral For Securities Loaned	—	45,337,601	—	45,337,601

Total	$1,722,911,035	$64,392,356	$—	$1,787,303,391

Liabilities:
Written Options	$4,056,995	$—	$—	$4,056,995

Total	$4,056,995	$—	$—	$4,056,995

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$53,567,175	$—	$—	$53,567,175
Exchange-Traded Funds	408,345	—	—	408,345
Purchased Options	56,600	—	—	56,600
Short Term Investments	684,054	—	—	684,054
Investment of Cash Collateral For Securities Loaned	—	539,149	—	539,149

Total	$54,716,174	$539,149	$—	$55,255,323

Liabilities:
Written Options	$4,325	$—	$—	$4,325

Total	$4,325	$—	$—	$4,325

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$25,999,108	$—	$—	$25,999,108
Exchange-Traded Funds	393,493	—	—	393,493
Short Term Investments	1,074,508	—	—	1,074,508

Total	$27,467,109	$—	$—	$27,467,109

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$24,891,490	$295,726,452	$—	$320,617,942
Common Stocks U.S.	35,522,360	5,858,513	—	41,380,873
Rights	—	273,441	—	273,441
Purchased Options	42,563	—	—	42,563
Short Term Investments	7,416,607	—	—	7,416,607
Investment of Cash Collateral For Securities Loaned	—	8,762,728	—	8,762,728
Forward Foreign Currency Contracts	—	39,561	—	39,561

Total	$67,873,020	$310,660,695	$—	$378,533,715

Liabilities:
Forward Foreign Currency Contracts	$—	$17,929	$—	$17,929

Total	$—	$17,929	$—	$17,929

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock U.S.	$—	$5,858,513	$5,858,513	$—
Common Stocks Foreign	9,785,964	3,862,834	3,862,834	9,785,964

Total	$9,785,964	$9,721,347	$9,721,347	$9,785,964

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$41,805,725	$—	$41,805,725
Convertible Preferred Stocks	—	21,296,823	—	21,296,823
Common Stocks Foreign	15,411,712	194,555,013	—	209,966,725
Common Stocks U.S.	34,949,454	6,900,429	—	41,849,883
Purchased Options	3,880,461	—	—	3,880,461
Investment of Cash Collateral For Securities Loaned	—	164,000	—	164,000

Total	$54,241,627	$264,721,990	$—	$318,963,617

Liabilities:
Written Options	$396,640	$—	$—	$396,640

Total	$396,640	$—	$—	$396,640

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock U.S.	$—	$6,900,429	$6,900,429	$—
Common Stocks Foreign	3,201,527	10,207,751	10,207,751	3,201,527

Total	$3,201,527	$17,108,180	$17,108,180	$3,201,527

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$1,326,391	$10,766,868	$—	$12,093,259
Common Stocks U.S.	4,478,559	1,785,751	—	6,264,310
Exchange-Traded Funds	696,539	—	—	696,539
Purchased Options	33,862	—	—	33,862
Short Term Investments	195,978	—	—	195,978
Investment of Cash Collateral For Securities Loaned	—	765,650	—	765,650

Total	$6,731,329	$13,318,269	$—	$20,049,598

Liabilities:
Written Options	$370	$—	$—	$370
Forward Foreign Currency Contracts	—	547	—	547

Total	$370	$547	$—	$917

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stocks U.S.	$—	$1,785,751	$1,785,751	$—
Common Stocks Foreign	232,506	831,889	831,889	232,506

Total	$232,506	$2,617,640	$2,617,640	$232,506

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$58,105,504	$1,848,041	$—	$59,953,545
Common Stocks Foreign	3,483,557	60,443,263	—	63,926,820
Rights	—	87,529	—	87,529
Purchased Options	20,718	—	—	20,718
Short Term Investments	3,333,425	—	—	3,333,425
Investment of Cash Collateral For Securities Loaned	—	2,871,110	—	2,871,110
Forward Foreign Currency Contracts	—	25,415	—	25,415

Total	$64,943,204	$65,275,358	$—	$130,218,562

Liabilities:
Written Options	$2,880	$—	$—	$2,880
Forward Foreign Currency Contracts	—	14,916	—	14,916

Total	$2,880	$14,916	$—	$17,796

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock U.S.	$—	$1,848,041	$1,848,041	$—
Common Stocks Foreign	1,733,183	3,098,581	3,098,581	1,733,183

Total	$1,733,183	$4,946,622	$4,946,622	$1,733,183

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$239,814,772	$—	$239,814,772
Synthetic Convertible Securities (Corporate Bonds)	—	76,368,889	—	76,368,889
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	40,945,065	—	40,945,065
Synthetic Convertible Securities (Purchased Options)	13,732,250	—	—	13,732,250
Convertible Preferred Stocks	113,825,908	19,586,106	—	133,412,014
Common Stocks U.S.	1,497,639,976	—	—	1,497,639,976
Exchange-Traded Funds	39,864,984	—	—	39,864,984
Purchased Options	5,254,225	—	—	5,254,225
Short Term Investments	114,457,118	—	—	114,457,118
Investment of Cash Collateral For Securities Loaned	—	21,653,203	—	21,653,203
Forward Foreign Currency Contracts	—	9,884	—	9,884

Total	$1,784,774,461	$398,377,919	$—	$2,183,152,380

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$63,713,971	$—	$63,713,971
Synthetic Convertible Securities (Purchased Options)	3,101,312	—	—	3,101,312
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	4,290,562	—	4,290,562
Convertible Preferred Stocks	9,421,085	7,820,868	—	17,241,953
Common Stocks Foreign	—	76,218,880	—	76,218,880
Common Stocks U.S.	64,745,943	1,398,627	—	66,144,570
Rights	—	94,707	—	94,707
Purchased Options	1,134,383	—	—	1,134,383
Short Term Investments	1,424,219	—	—	1,424,219
Investment of Cash Collateral For Securities Loaned	—	3,508,618	—	3,508,618
Forward Foreign Currency Contracts	—	7,814	—	7,814

Total	$79,826,942	$157,054,047	$—	$236,880,989

Liabilities:
Written Options	$457,850	$—	$—	$457,850
Forward Foreign Currency Contracts	—	10,210	—	10,210

Total	$457,850	$10,210	$—	$468,060

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stocks Foreign	$—	$5,234,964	$5,234,964	$—

Total	$—	$5,234,964	$5,234,964	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$465,726,413	$—	$465,726,413
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	5,856,065	—	5,856,065
Synthetic Convertible Securities (Purchased Options)	1,960,800	—	—	1,960,800
Convertible Preferred Stocks	84,361,132	7,103,862	—	91,464,994
Common Stocks U.S.	28,328,016	—	—	28,328,016
Purchased Options	662,875	—	—	662,875
Short Term Investments	25,071,282	—	—	25,071,282
Investment of Cash Collateral For Securities Loaned	—	22,482,155	—	22,482,155

Total	$140,384,105	$501,168,495	$—	$641,552,600

Liabilities:
Written Options	$195,720	$—	$—	$195,720

Total	$195,720	$—	$—	$195,720

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$92,797,255	$—	$92,797,255
Synthetic Convertible Securities (Corporate Bonds)	—	2,604,414	—	2,604,414
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	9,582,344	—	9,582,344
Synthetic Convertible Securities (Purchased Options)	885,887	—	—	885,887
Convertible Preferred Stocks	9,695,443	567,704	—	10,263,147
Purchased Options	2,565	—	—	2,565
Short Term Investments	4,931,495	—	—	4,931,495
Investment of Cash Collateral For Securities Loaned	—	2,787,430	—	2,787,430

Total	$15,515,390	$108,339,147	$—	$123,854,537

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$39,611,733	$—	$39,611,733
Bank Loans	—	1,002,707	—	1,002,707
U.S. Government and Agency Securities	—	22,084,717	—	22,084,717
Asset Backed Securities	—	3,610,332	—	3,610,332
Residential Mortgage Backed Security	—	736,817	—	736,817
Short Term Investments	2,575,405	—	—	2,575,405
Investment of Cash Collateral For Securities Loaned	—	91,500	—	91,500

Total	$2,575,405	$67,137,806	$—	$69,713,211

	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$51,025,738	$—	$51,025,738
Convertible Bonds	—	640,846	—	640,846
Bank Loans	—	1,645,638	—	1,645,638
Convertible Preferred Stocks	976,627	—	—	976,627
Common Stocks U.S.	1,446,721	83,048	—	1,529,769
Purchased Options	14,600	—	—	14,600
Short Term Investments	1,585,800	—	—	1,585,800
Investment of Cash Collateral For Securities Loaned	—	6,864,545	—	6,864,545

Total	$4,023,748	$60,259,815	$—	$64,283,563

Liabilities:
Written Options	$20,800	$—	$—	$20,800

Total	$20,800	$—	$—	$20,800

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$2,246,258,916	$—	$2,246,258,916
Synthetic Convertible Securities (Corporate Bonds)	—	5,748,849	—	5,748,849
Synthetic Convertible Securities (Purchased Options)	25,466,728	—	—	25,466,728
Convertible Preferred Stocks	135,968,767	158,114,405	—	294,083,172
Common Stocks U.S.	2,560,582,592	—	—	2,560,582,592
Exchange-Traded Funds	50,756,095	—	—	50,756,095
Purchased Options	26,116,250	—	—	26,116,250
Short Term Investments	35,182,195	—	—	35,182,195
Investment of Cash Collateral For Securities Loaned	—	48,724,549	—	48,724,549
Forward Foreign Currency Contracts	—	333,109	—	333,109

Total	$2,834,072,627	$2,459,179,828	$—	$5,293,252,455

Liabilities:
Common Stocks Sold Short U.S.	$1,724,735,974	$—	$—	$1,724,735,974
Common Stocks Sold Short Foreign	—	62,108,211	—	62,108,211
Written Options	250,685,986	—	—	250,685,986

Total	$1,975,421,960	$62,108,211	$—	$2,037,530,171

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$57,645	$—	$—	$57,645
Common Stocks U.S.	14,067,571	—	—	14,067,571
Purchased Options	276,772	—	—	276,772
Short Term Investments	47,077	—	—	47,077
Investment of Cash Collateral For Securities Loaned	—	1,948	—	1,948

Total	$14,449,065	$1,948	$—	$14,451,013

Liabilities:
Written Options	$1,293,825	$—	$—	$1,293,825

Total	$1,293,825	$—	$—	$1,293,825

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$—	$28,323,023	$—	$28,323,023
Common Stocks U.S.	546,204,933	—	—	546,204,933
Rights	—	388,630	—	388,630
Exchange-Traded Funds	24,398,440	—	—	24,398,440
Purchased Options	4,528,000	—	—	4,528,000
Short Term Investments	47,239,102	—	—	47,239,102
Investment of Cash Collateral For Securities Loaned	—	11,484,315	—	11,484,315

Total	$622,370,474	$40,195,968	$—	$662,566,442

Liabilities:
Common Stocks Sold Short U.S.	$2,838,150	$—	$—	$2,838,150
Exchange-Traded Funds Sold Short	382,746,080	—	—	382,746,080
Written Options	2,691,374	—	—	2,691,374

Total	$388,275,604	$—	$—	$388,275,604

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018